UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, 10th Floor, Woodlands Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: December 31, 2016

Item 1.    Reports to Stockholders

This filing is on behalf of five of the forty three Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2016

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust annual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Securities listed may or may not be a part of the current portfolio construction. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE December 31, 2016

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2016 and held until December 31, 2016. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period Ended December 31, 2016”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Period Ended December 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended December 31, 2016” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Period Ended December 31, 2016” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended December 31, 2016” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2016

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2016	Ending Account Value Using Actual Return at December 31, 2016	Expenses Paid During the Period Ended December 31, 2016*	Beginning Account Value at July 1, 2016	Ending Account Value Using a Hypothetical 5% Assumed Return at December 31, 2016	Expenses Paid During the Period Ended December 31, 2016*	Annualized Expense Ratio*
VCPSM Managed Asset Allocation SAST
Class 1†#@	$1,000.00	$1,016.59	$0.75	$1,000.00	$1,023.73	$1.42	0.28%
Class 3#@	$1,000.00	$1,039.24	$2.72	$1,000.00	$1,022.47	$2.69	0.53%
American Funds Growth SAST
Class 1†#@	$1,000.00	$1,027.58	$0.81	$1,000.00	$1,023.63	$1.53	0.30%
Class 3#@	$1,000.00	$1,082.66	$2.77	$1,000.00	$1,022.47	$2.69	0.53%
American Funds Global Growth SAST
Class 1†#@	$1,000.00	$957.90	$0.75	$1,000.00	$1,023.68	$1.48	0.29%
Class 3#@	$1,000.00	$1,040.45	$2.72	$1,000.00	$1,022.47	$2.69	0.53%
American Funds Growth-Income SAST
Class 1†#@	$1,000.00	$1,035.50	$0.78	$1,000.00	$1,023.68	$1.48	0.29%
Class 3#@	$1,000.00	$1,079.93	$2.77	$1,000.00	$1,022.47	$2.69	0.53%
American Funds Asset Allocation SAST
Class 1†#@	$1,000.00	$1,019.44	$0.78	$1,000.00	$1,023.68	$1.48	0.29%
Class 3#@	$1,000.00	$1,044.47	$2.78	$1,000.00	$1,022.42	$2.75	0.54%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366 (to reflect the one-half year period), except for each Portfolio’s Class 1 Shares’, “Actual Return” Information which were multiplied by 97 days divided by 366 days. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived fees and assumed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2016” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2016” and the “Annualized Expense Ratio” would have been lower.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Period Ended December 31, 2016” and the “Annualized Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.
†	Commenced operations on September 26, 2016.

3

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2016 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	101,135,186	$1,215,644,940
TOTAL INVESTMENTS (cost $1,199,561,830)@	100.0%	1,215,644,940
Other assets less liabilities	0.0	46,466

NET ASSETS	100.0%	$1,215,691,406

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$1,215,644,940	$—	$—	$1,215,644,940

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — December 31, 2016 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series ® — Growth Fund, Class 1	4,782,703	$321,828,109
TOTAL INVESTMENTS (cost $292,498,971)@	100.0%	321,828,109
Liabilities in excess of other assets	(0.0)	(38,189)

NET ASSETS	100.0%	$321,789,920

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$321,828,109	$—	$—	$321,828,109

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE — December 31, 2016 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
International Equity Investment Companies — 100.0%
American Funds Insurance Series® — Global Growth Fund, Class 1	17,124,580	$411,846,157
TOTAL INVESTMENTS (cost $400,706,228)@	100.0%	411,846,157
Liabilities in excess of other assets	(0.0)	(3,614)

NET ASSETS	100.0%	$411,842,543

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$411,846,157	$—	$—	$411,846,157

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — December 31, 2016 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,827,671	$258,806,882
TOTAL INVESTMENTS (cost $222,598,425)@	100.0%	258,806,882
Liabilities in excess of other assets	(0.0)	(34,105)

NET ASSETS	100.0%	$258,772,777

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$258,806,882	$—	$—	$258,806,882

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — December 31, 2016 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2016

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies —100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	12,552,791	$272,144,516
TOTAL INVESTMENTS (cost $248,430,684)@	100.0%	272,144,516
Liabilities in excess of other assets	(0.0)	(36,829)

NET ASSETS	100.0%	$272,107,687

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2016 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Registered Investment Companies	$272,144,516	$—	$—	$272,144,516

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2016

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investment at value (unaffiliated)*	$1,215,644,940	$321,828,109	$411,846,157	$258,806,882	$272,144,516

Total investments	1,215,644,940	321,828,109	411,846,157	258,806,882	272,144,516

Receivable for:
Fund shares sold	1,006,117	26,224	17,656,535	12,466	22,958
Investments sold	—	987,208	—	2,679,101	299,390
Prepaid expenses and other assets	3,879	4,054	4,069	4,045	4,041
Due from investment adviser for expense reimbursements/fee waivers	1,384,939	320,122	462,076	258,306	260,318

Total assets	1,218,039,875	323,165,717	429,968,837	261,760,800	272,731,223

LIABILITIES:
Payable for:
Fund shares redeemed	654,034	1,012,813	1,559	2,690,790	321,836
Investments purchased	350,130	—	17,653,935	—	—
Investment advisory and management fees	966,240	233,667	318,763	188,960	192,644
Service fees	254,252	68,704	83,865	55,555	56,638
Transfer agent fees	46	79	79	79	46
Trustees’ fees and expenses	1,067	299	400	240	236
Other accrued expenses	122,700	60,235	67,693	52,399	52,136

Total liabilities	2,348,469	1,375,797	18,126,294	2,988,023	623,536

NET ASSETS	$1,215,691,406	$321,789,920	$411,842,543	$258,772,777	$272,107,687

NET ASSETS REPRESENTED BY:
Paid-in capital	1,157,972,143	263,157,547	356,905,337	198,641,894	238,852,510
Accumulated undistributed net investment income (loss)	11,201,004	1,522,082	3,933,813	4,256,061	3,445,287
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	30,435,149	27,781,153	39,863,464	19,666,365	6,096,058
Unrealized appreciation (depreciation) on investments	16,083,110	29,329,138	11,139,929	36,208,457	23,713,832

NET ASSETS	$1,215,691,406	$321,789,920	$411,842,543	$258,772,777	$272,107,687

Class 1# (unlimited shares authorized):
Net assets	$101,718	$102,759	$95,840	$103,580	$101,914
Shares of beneficial interest issued and outstanding	7,901	8,896	8,593	8,453	7,776
Net asset value, offering and redemption price per share	$12.87	$11.55	$11.15	$12.25	$13.11

Class 3 (unlimited shares authorized):
Net assets	$1,215,589,688	$321,687,161	$411,746,703	$258,669,197	$272,005,773
Shares of beneficial interest issued and outstanding	94,478,771	27,866,195	36,940,620	21,124,556	20,768,442
Net asset value, offering and redemption price per share	$12.87	$11.54	$11.15	$12.24	$13.10

* Cost
Investment securities (unaffiliated)	$1,199,561,830	$292,498,971	$400,706,228	$222,598,425	$248,430,684

#	See Note 1

See Notes To Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2016

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$16,311,662	$3,172,728	$4,666,319	$4,272,192	$4,627,389

Total investment income	16,311,662	3,172,728	4,666,319	4,272,192	4,627,389

EXPENSES:
Investment advisory and management fees	9,160,730	2,627,021	3,852,390	2,102,136	1,907,665
Service fees — Class 3	2,410,652	772,586	1,013,723	618,208	561,011
Transfer agent fees	641	1,036	1,036	1,039	643
Custodian and accounting fees	13,017	13,014	13,014	13,014	13,009
Reports to shareholders	178,820	37,656	43,894	27,143	28,140
Audit and tax fees	26,712	26,714	26,714	26,714	26,714
Legal fees	7,599	6,710	6,956	6,529	6,474
Trustees’ fees and expenses	24,303	6,234	7,962	4,951	4,944
Interest expense	132	—	—	—	9
Other expenses	10,289	14,044	23,479	11,854	10,469

Total expenses before fee waivers and expense reimbursements	11,832,895	3,505,015	4,989,168	2,811,588	2,559,078

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)	(6,722,237)	(1,854,368)	(2,838,603)	(1,483,861)	(1,346,587)

Net expenses	5,110,658	1,650,647	2,150,565	1,327,727	1,212,491

Net investment income (loss)	11,201,004	1,522,081	2,515,754	2,944,465	3,414,898

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	1,052,751	14,395,852	10,422,443	7,858,012	2,518,967
Net realized gain (loss) from capital gain distributions received from underlying funds (unaffiliated)	29,382,398	27,880,941	34,479,559	27,088,681	5,196,581

Net realized gain (loss) on investments	30,435,149	42,276,793	44,902,002	34,946,693	7,715,548

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	29,733,181	(15,991,735)	(45,414,998)	(11,275,491)	8,768,716

Net realized and unrealized gain (loss) on investments	60,168,330	26,285,058	(512,996)	23,671,202	16,484,264

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,369,334	$27,807,139	$2,002,758	$26,615,667	$19,899,162

See Notes To Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	VCPSM Managed Asset Allocation SAST Portfolio		American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$11,201,004	$7,206,779	$1,522,081	$1,016,942	$2,515,754	$3,195,061
Net realized gain (loss) on investments	30,435,149	10,153,955	42,276,793	84,672,177	44,902,002	67,026,546
Net unrealized gain (loss) on investments	29,733,181	(26,723,111)	(15,991,735)	(65,447,012)	(45,414,998)	(39,827,908)

Net increase (decrease) in net assets resulting from operations	71,369,334	(9,362,377)	27,807,139	20,242,107	2,002,758	30,393,699

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1#	—	—	—	—	—	—
Net investment income — Class 3	(7,206,779)	—	(1,016,942)	(2,852,053)	(7,069,789)	(3,967,039)
Net realized gain on securities — Class 1#	—	—	—	—	—	—
Net realized gain on securities — Class 3	(10,153,955)	—	(83,163,468)	(27,130,808)	(62,319,507)	(68,970,457)

Total distributions to shareholders	(17,360,734)	—	(84,180,410)	(29,982,861)	(69,389,296)	(72,937,496)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	451,230,605	443,827,918	67,813,379	5,706,779	56,954,103	6,743,106

TOTAL INCREASE (DECREASE) IN NET ASSETS	505,239,205	434,465,541	11,440,108	(4,033,975)	(10,432,435)	(35,800,691)

NET ASSETS:
Beginning of period	710,452,201	275,986,660	310,349,812	314,383,787	422,274,978	458,075,669

End of period†	$1,215,691,406	$710,452,201	$321,789,920	$310,349,812	$411,842,543	$422,274,978

† Includes accumulated undistributed net investment income (loss)	$11,201,004	$7,206,779	$1,522,082	$1,016,943	$3,933,813	$7,069,789

#	See Note 1

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the year ended December 31, 2016	For the year ended December 31, 2015	For the year ended December 31, 2016	For the year ended December 31, 2015
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,944,465	$2,590,644	$3,414,898	$2,662,361
Net realized gain (loss) on investments	34,946,693	46,394,201	7,715,548	16,973,778
Net unrealized gain (loss) on investments	(11,275,491)	(45,593,329)	8,768,716	(17,972,725)

Net increase (decrease) in net assets resulting from operations	26,615,667	3,391,516	19,899,162	1,663,414

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1#	—	—	—	—
Net investment income — Class 3	(3,568,907)	(2,580,529)	(4,078,481)	(2,647,197)
Net realized gain on securities — Class 1#	—	—	—	—
Net realized gain on securities — Class 3	(44,599,886)	(19,595,930)	(14,909,260)	(14,565,437)

Total distributions to shareholders	(48,168,793)	(22,176,459)	(18,987,741)	(17,212,634)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	33,684,263	2,107,699	74,651,559	43,265,967

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,131,137	(16,677,244)	75,562,980	27,716,747

NET ASSETS:
Beginning of period	246,641,640	263,318,884	196,544,707	168,827,960

End of period†	$258,772,777	$246,641,640	$272,107,687	$196,544,707

† Includes accumulated undistributed net investment income (loss)	$4,256,061	$3,568,907	$3,445,287	$4,078,481

#	See Note 1

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty three separate investment series, five of which are included in this report: VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios”). SunAmerica Asset Management, LLC (“SAAMCO” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware corporation (“AIG”), serves as investment adviser for all Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in The City of New York, a New York life insurer (“USL”) and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”). AGL and USL and VALIC are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate as “Feeder Funds,” and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Class 1 shares of each Portfolio commenced operations effective September 26, 2016. Class 1 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 3 shares. Class 3 shares of each Portfolio pay service fees at an annual rate of 0.25% of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS” or “American Funds”), a registered open-end management investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds
VCPSM Managed Asset Allocation SAST Portfolio	American Funds® Managed Risk Asset Allocation FundSM
American Funds® Growth SAST Portfolio	American Funds® Growth Fund
American Funds® Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds® Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds® Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The VCPSM Managed Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downside protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the American Funds Insurance Series® Managed Risk Asset Allocation FundSM (“the Master Managed Risk Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds® Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds® Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a

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portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and other securities of companies around the world that have the potential for growth.

The American Funds® Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds® Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities and money market instruments.

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust and the Master Funds, in the preparation of their respective financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of December 31, 2016, is reported on a schedule following the portfolio of investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“AFIS”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each AFIS funds is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the AFIS investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015 or expected to be taken in each Portfolio’s 2016 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

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Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2016
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$ 11,201,004	$30,435,149	$16,083,110	$7,206,779	$10,153,955
American Funds Growth SAST	1,522,081	37,422,431	19,687,860	1,016,942	83,163,468
American Funds Global Growth SAST	3,933,813	41,858,634	9,144,761	7,069,789	62,319,507
American Funds Growth-Income SAST	4,256,061	32,860,344	23,014,478	3,568,907	44,599,886
American Funds Asset Allocation SAST	3,445,287	7,685,159	22,124,731	4,078,481	14,909,260

	For the year ended December 31, 2015
	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$—	$—
American Funds Growth SAST	2,852,053	27,130,808
American Funds Global Growth SAST	3,967,039	68,970,457
American Funds Growth-Income SAST	2,580,529	19,595,930
American Funds Asset Allocation SAST	2,647,197	14,565,437

For the year ended December 31, 2016, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to distributions from underlying funds were as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
VCPSM Managed Asset Allocation SAST	$—	$—	$—
American Funds Growth SAST	—	—	—
American Funds Global Growth SAST	1,418,059	(1,418,059)	—
American Funds Growth-Income SAST	1,311,596	(1,311,596)	—
American Funds Asset Allocation SAST	30,389	(30,389)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain / (Loss)	Cost of Investments
VCPSM Managed Asset Allocation SAST	$16,083,110	$—	$16,083,110	$1,199,561,830
American Funds Growth SAST	29,329,137	(9,641,277)	19,687,860	302,140,249
American Funds Global Growth SAST	11,139,929	(1,995,168)	9,144,761	402,701,396
American Funds Growth-Income SAST	36,208,457	(13,193,979)	23,014,478	235,792,404
American Funds Asset Allocation SAST	23,713,832	(1,589,101)	22,124,731	250,019,785

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets,” as used in the following table, means the average daily net assets of the Portfolios.

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The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
VCPSM Managed Asset Allocation SAST	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the year ended December 31, 2016, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$6,750,011
American Funds Growth SAST	1,854,368
American Funds Global Growth SAST	2,838,603
American Funds Growth-Income SAST	1,483,861
American Funds Asset Allocation SAST	1,346,587

SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2018; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2018 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 1	Class 3
VCPSM Managed Asset Allocation SAST	0.28%	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ Class 3 shares’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e. expenses that are unusual in nature and/or infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

For the year ended December 31, 2016, pursuant to the voluntary and contractual expense referred to above, SAAMCo has waived or reimbursed expenses as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$53,813

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within the following two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

At December 31, 2016, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	December 31, 2016	December 31, 2017	December 31, 2018
VCPSM Managed Asset Allocation SAST	$81,587	$—	$53,243

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The Trust has entered into a master Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the year ended December 31, 2016, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees are used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the year ended December 31, 2016, service fees were paid (see Statement of Operations) based on the aforementioned rate.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2016 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
VCPSM Managed Asset Allocation SAST	$443,179,892	$14,457,376	$—	$—
American Funds Growth SAST	13,447,475	31,464,173	—	—
American Funds Global Growth SAST	38,739,176	53,322,455	—	—
American Funds Growth-Income SAST	8,476,607	24,290,993	—	—
American Funds Asset Allocation SAST	62,566,836	8,113,666	—	—

Note 6.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	VCPSM Managed Asset Allocation SAST Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,901	$100,000	36,972,400	$458,594,480	37,157,700	$459,768,192
Reinvested dividends	—	—	1,388,923	17,360,734	—	—
Shares redeemed	—	—	(2,000,330)	(24,824,609)	(1,310,630)	(15,940,274)

Net increase (decrease)	7,901	$100,000	36,360,993	$451,130,605	35,847,070	$443,827,918

	American Funds Growth SAST Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,896	$100,000	2,106,328	$27,573,600	2,358,107	$35,997,591
Reinvested dividends	—	—	7,658,989	84,180,410	2,168,624	29,982,861
Shares redeemed	—	—	(3,402,033)	(44,040,631)	(3,954,409)	(60,273,673)

Net increase (decrease)	8,896	$100,000	6,363,284	$67,713,379	572,322	$5,706,779

	American Funds Global Growth SAST Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,593	$100,000	3,905,587	$46,770,912	1,633,873	$23,669,716
Reinvested dividends	—	—	6,131,053	69,389,296	5,671,838	72,937,496
Shares redeemed	—	—	(4,871,825)	(59,306,105)	(5,981,811)	(89,864,106)

Net increase (decrease)	8,593	$100,000	5,164,815	$56,854,103	1,323,900	$6,743,106

*	Commencement of operations.

24

	American Funds Growth-Income SAST Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,453	$100,000	1,596,674	$20,714,955	1,767,113	$25,585,923
Reinvested dividends	—	—	4,152,493	48,168,793	1,682,917	22,176,459
Shares redeemed	—	—	(2,720,100)	(35,299,485)	(3,121,192)	(45,654,683)

Net increase (decrease)	8,453	$100,000	3,029,067	$33,584,263	328,838	$2,107,699

	American Funds Asset Allocation SAST Portfolio
	Class 1		Class 3
	For the period September 26, 2016* to December 31, 2016		For the year ended December 31, 2016		For the year ended December 31, 2015
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,776	$100,000	6,099,027	$80,410,993	3,899,641	$54,565,642
Reinvested dividends	—	—	1,497,333	18,987,741	1,372,297	17,212,634
Shares redeemed	—	—	(1,893,331)	(24,847,175)	(2,075,007)	(28,512,309)

Net increase (decrease)	7,776	$100,000	5,703,029	$74,551,559	3,196,931	$43,265,967

*	Commencement of operations.

Note 7.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust’s custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $100,000 in the aggregate for the committed and uncommitted lines of credit and the committed line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. The $100,000 upfront fee is inclusive of a closing fee of 5 basis points on the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2016, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
VCPSM Managed Asset Allocation SAST	1	$132	$2,816,725	1.69%
American Funds Asset Allocation SAST	1	9	181,783	1.69

At December 31, 2016, there were no borrowings outstanding.

Note 8.  Transactions with Affiliates

At December 31, 2016, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC
VCPSM Managed Asset Allocation SAST	9.21%	89.13%	1.66%
American Funds Growth SAST	4.65	95.19	0.16
American Funds Global Growth SAST .	4.92	94.93	0.15
American Funds Global-Income SAST	5.14	94.49	0.37
American Funds Asset Allocation SAST	3.71	95.26	1.03

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

VCPSM Managed Asset Allocation SAST Portfolio Class 1
09/26/16#-12/31/16	$12.66	$0.05	$0.16	$0.21	$—	$—	$—	$12.87	1.66%	$102	0.28	%†	1.40	%†	2%

VCPSM Managed Asset Allocation SAST Portfolio Class 3
10/15/12#- 12/31/12	10.00	0.17	(0.08)	0.09	—	—	—	10.09	0.90	5,068	0.53	†	11.57	†	3
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0
12/31/14	12.11	(0.03)	0.36	0.33	(0.05)	(0.00)	(0.05)	12.39	2.72	275,987	0.53		(0.22)		0
12/31/15	12.39	0.19	(0.36)	(0.17)	—	—	—	12.22	(1.37)	710,452	0.53		1.59		2
12/31/16	12.22	0.14	0.72	0.86	(0.09)	(0.12)	(0.21)	12.87	7.07	1,215,590	0.53		1.16		2

American Funds Growth SAST Portfolio Class 1
09/26/16#-12/31/16	11.24	0.08	0.23	0.31	—	—	—	11.55	2.76	103	0.30	†	2.63	†	4

American Funds Growth SAST Portfolio Class 3
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3
12/31/14	14.04	0.13	1.02	1.15	(0.09)	(0.08)	(0.17)	15.02	8.19	314,384	0.54		0.90		10
12/31/15	15.02	0.05	0.86	0.91	(0.14)	(1.36)	(1.50)	14.43	6.52	310,350	0.54		0.32		13
12/31/16	14.43	0.06	1.06	1.12	(0.05)	(3.96)	(4.01)	11.54	9.17	321,687	0.53		0.49		4

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
	12/12		12/13	12/14	12/15	12/16		12/12	12/13	12/14	12/15	12/16
VCPSM Managed Asset Allocation SAST Portfolio Class 1	—%		—%	—%	—%	0.98	%†	—%	—%	—%	—%	0.70	%†
VCPSM Managed Asset Allocation SAST Portfolio Class 3	11.41	†	1.45	1.25	1.23	1.23		0.69 †	1.06	(0.94)	0.88	0.46
American Funds Growth SAST Portfolio Class 1	—		—	—	—	0.90	†	—	—	—	—	2.03	†
American Funds Growth SAST Portfolio Class 3	1.14		1.14	1.14	1.14	1.13		(0.08)	0.03	0.30	(0.28)	(0.11)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

American Funds Global Growth SAST Portfolio Class 1
09/26/16#-12/31/16	$11.64	$0.09	$(0.58)	$(0.49)	$—	$—	$—	$11.15	(4.21)%	$96	0.29	%†	2.92	%†	10%

American Funds Global Growth SAST Portfolio Class 3
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3
12/31/14	15.39	0.13	0.17	0.30	(0.14)	(0.51)	(0.65)	15.04	1.97	458,076	0.53		0.84		12
12/31/15	15.04	0.11	0.81	0.92	(0.15)	(2.52)	(2.67)	13.29	6.68	422,275	0.53		0.70		12
12/31/16	13.29	0.08	0.01	0.09	(0.23)	(2.00)	(2.23)	11.15	0.37	411,747	0.53		0.62		10

American Funds Growth-Income SAST Portfolio Class 1
09/26/16#-12/31/16	11.83	0.16	0.26	0.42	—	—	—	12.25	3.55	104	0.29	†	4.89	†	3

American Funds Growth-Income SAST Portfolio Class 3
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54		1.32		6
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54		1.03		3
12/31/14	13.68	0.14	1.26	1.40	(0.14)	(0.12)	(0.26)	14.82	10.28	263,319	0.54		0.99		10
12/31/15	14.82	0.15	(0.03)	0.12	(0.15)	(1.16)	(1.31)	13.63	1.17	246,642	0.54		1.00		13
12/31/16	13.63	0.16	1.20	1.36	(0.20)	(2.55)	(2.75)	12.24	11.16	258,669	0.54		1.19		3

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/12	12/13	12/14	12/15	12/16		12/12	12/13	12/14	12/15	12/16
American Funds Global Growth SAST Portfolio Class 1	—%	—%	—%	—%	0.99	%†	—%	—%	—%	—%	2.22	%†
American Funds Global Growth SAST Portfolio Class 3	1.23	1.23	1.23	1.23	1.23		(0.08)	0.22	0.14	0.00	(0.08)
American Funds Growth-Income SAST Portfolio Class 1	—	—	—	—	0.89	†	—	—	—	—	4.29	†
American Funds Growth-Income SAST Portfolio Class 3	1.14	1.14	1.14	1.14	1.14		0.72	0.43	0.39	0.40	0.59

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

27

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

American Funds Asset Allocation SAST Portfolio Class 1
09/26/16#-12/31/16	$12.86	$0.18	$0.07	$0.25	$—	$—	$—	$13.11	1.94%	$102	0.29	%†	5.35	%†	4%

American Funds Asset Allocation SAST Portfolio Class 3
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57		1.66		10
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56		1.18		13
12/31/14	13.93	0.17	0.54	0.71	(0.15)	(0.27)	(0.42)	14.22	5.05	168,828	0.55		1.20		11
12/31/15	14.22	0.20	(0.09)	0.11	(0.20)	(1.08)	(1.28)	13.05	1.16	196,545	0.55		1.44		8
12/31/16	13.05	0.20	0.95	1.15	(0.24)	(0.86)	(1.10)	13.10	9.09	272,006	0.54		1.52		4

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
(1)	During the below stated periods, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/12	12/13	12/14	12/15	12/16		12/12	12/13	12/14	12/15	12/16
American Funds Asset Allocation SAST Portfolio Class 1	—%	—%	—%	—%	0.89	%†	—%	—%	—%	—%	4.75	%†
American Funds Asset Allocation SAST Portfolio Class 3	1.17	1.16	1.15	1.15	1.14		1.06	0.58	0.60	0.84	0.92

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

28

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (five of the portfolios of SunAmerica Series Trust, the “Trust”) as of December 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the transfer agent, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas

February 27, 2017

29

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2016 (unaudited)

At a meeting held on October 5, 2016, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to the American Funds Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and VCP Managed Asset Allocation Portfolio (collectively, the “Portfolios”) the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”) and the Trust (the “Advisory Agreement”).

In connection with the approval of the Advisory Agreement, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Agreement. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SAAMCo, including a review of the investment performance of the Portfolios;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust; and

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and its affiliates.

In addition, the Board considered (a) the historical relationship between the Trust and SAAMCo; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; and (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory fees compared to advisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (the “Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio and manages the daily business affairs of the Trust, subject to the Trustees’ oversight and control. It was also noted that SAAMCo’s advisory fees compensate SAAMCo for services such as monitoring Portfolio performance and other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo’s investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

30

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2016 (unaudited) (continued)

The Board considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo’s code of ethics and its risk management process, and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SAAMCo’s compliance and regulatory history, including information about any litigation, regulatory actions or investigations that could impair its ability to serve as an adviser to the Portfolios. The Board considered SAAMCo’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Groups/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any.

To assist in analyzing the reasonableness of the advisory fee, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser with respect to other mutual funds and accounts with similar investment strategies to the Portfolios. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are “Expense Groups” and “Performance Groups” that represent those peer groups of funds used to compare expenses and performance, respectively.

The performance information included annualized returns for the period since inception, and its one-, three- and five-year periods ended June 30, 2016 from Broadridge and performance information as of June 30, 2016 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios’ overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe.

The Boards considered that certain Portfolios pay advisory fees indirectly to Capital Research & Management Company (“Capital Research”) through their investment in the master funds. The Boards further considered the amount of such fees and the amount of the management fees paid to SAAMCo and determined that the amounts paid to SAAMCo by such Portfolios were reasonable in light of the services performed by SAAMCo.

•

American Funds Asset Allocation SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods. The Board further considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five- year periods. The Board took into account management’s discussion of the Master Fund’s performance and concluded that performance was satisfactory in light of all the factors considered.

31

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2016 (unaudited) (continued)

•

American Funds Global Growth SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board considered that actual management fees were above the median of its Expense Group. The Board also considered the actual total expenses were below the median of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.70% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-and five-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Master Fund’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

American Funds Growth SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio performed above its benchmark index for the one-year period but under that index for the three- and five-year periods. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Master Fund’s performance and concluded performance was satisfactory in light of all factors considered.

•

American Funds Growth-Income SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that both actual management fees and actual total expenses were below the medians of its Expense Group. The Board considered that SAAMCo has contractually agreed to waive 0.60% of its investment advisory fee. The Board also noted that the voluntary expense limitation of 0.70% for Class 3 Shares would continue for another year.

The Board considered that the Portfolio performed below its benchmark index for the one-year period but above that index for the three- and five-year periods. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-, three- and five-year periods. The Board took into account management’s discussion of the Master Fund’s performance and concluded that performance was satisfactory in light of all the factors considered.

•

VCP Managed Asset Allocation SAST Portfolio (master-feeder fund advised by Capital Research/SAAMCo). The Board noted that actual management fees were below the median of its Expense Group. The Board also noted that total expenses were above the median of its Expense Group. The Board further noted that SAAMCo has contractually agreed to waive 0.70% of its advisory fee and that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-year period but below that index for the three-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board considered that the Life Companies receive financial support from SAAMCo for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered

32

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

December 31, 2016 (unaudited) (continued)

representatives of AIG Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo. In addition, the Board considered that, since shares are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment goals and strategies of the Portfolios, and performance of such Portfolios, may positively or negatively impact a Life Company’s ability to hedge and hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.
The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SAAMCo’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company (“AGL”) that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York (“U.S. Life”) wherein SAAMCo pays U.S. Life a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and U.S. Life, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer’s participants owning interest in shares of the Trust. The Board further considered that certain SAAMCo affiliates (i.e., AGL, U.S. Life and The Variable Annuity Life Insurance Company) provide services pursuant to certain agreements with the Trust and the Portfolios’ Rule 12b-1 Plans. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

Terms of Advisory Agreement.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Agreement including the duties and responsibilities undertaken by SAAMCo as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SAAMCo.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo possesses the capability and resources to perform the duties required of it under the Advisory Agreement.

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

33

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Disinterested Trustee

Garrett Bouton Age: 72	Trustee	2007 – Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	63	Chairman/Director, The LECG Group (consulting services) (2006-2010).

Carl D. Covitz Age: 77	Trustee	2001 – Present	Owner and President, Landmark Capital, Inc. (1973-Present).	63	Director, Arden Realty, Inc. (real estate) (1995-2006).

Jane Jelenko Age: 68	Trustee	2006 – Present	Retired Partner KPMG, LLP and Managing Director Bearingpoint, Inc. (formerly KPMG Consulting). (2003-Present).	63	Director, Countrywide Bank (2003-2008) and Director, Cathay General Bancorp and CathayBank (banking) (2012-Present).

Gilbert T. Ray Age: 72	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000-Present).	63	Director, Advanced Auto Parts, Inc. (retail, auto and home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director Dine Equity (services — restaurant) (2004-Present); Director Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age: 85	Trustee	1997 – Present	Retired Brokerage Executive (1992-Present).	63	Director, Bowl America Inc. (1997-Present).

Bruce G. Willison Age: 68	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	63

Director, GrandPoint Capital Inc (banking). (2011-Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Healthnet International, Inc. (business services) (2000-Present).

Interested Trustee

Peter Harbeck (2) Age: 63	Trustee	2014 – Present	President CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present).	141	None

34

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(4)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 48	President	2007 – Present	Chief Financial Officer, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A

Kathleen D. Fuentes Age: 47	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006-Present).	N/A	N/A

Gregory N. Bressler Age: 50	Vice President and Assistant Secretary	2005 – Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A

Gregory R. Kingston Age 51	Treasurer	2014 – Present	Vice President, SAAMCo (2001-Present); Head of Mutual Fund Administration (2014-Present).	N/A	N/A

Shawn Parry Age: 44	Vice President and Assistant Treasurer	2005 – Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present).	N/A	N/A

Donna McManus Age: 56	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

Matthew J. Hackethal Age: 45	Acting Chief Compliance Officer; Anti-Money Laundering Compliance Officer	2006 – Present	Active Chief Compliance Officer (2016 to Present); Chief Compliance Officer (2006 to Present) and Vice President, SunAmerica (2011 to Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (43 portfolios), the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Specialty Series (8 funds), VALIC Company I (34 portfolios), and VALIC Company II (15 funds).
(2)	Interested Trustee, as defined within the 1940 Act, because he serves as President, CEO and Director of SAAMCo and Director of ACS.
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

35

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2016. During the year ended December 31, 2016 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains*	Net Long-Term Capital Gains*	Qualifying% for the 70% Dividends Received Deduction
VCPSM Managed Asset Allocation SAST Portfolio Class 1	$—	$—	$—	$—	—%
VCPSM Managed Asset Allocation SAST Portfolio Class 3	0.21	0.09	—	0.12	100.00
American Funds Growth SAST Portfolio Class 1	—	—	—	—	—
American Funds Growth SAST Portfolio Class 3	4.01	0.05	—	3.96	47.58
American Funds Global Growth SAST Portfolio Class 1	—	—	—	—	—
American Funds Global Growth SAST Portfolio Class 3	2.23	0.23	—	2.00	100.00
American Funds Growth-Income SAST Portfolio Class 1	—	—	—	—	—
American Funds Growth-Income SAST Portfolio Class 3	2.75	0.20	—	2.55	100.00
American Funds Asset Allocation SAST Portfolio Class 1	—	—	—	—	—
American Funds Asset Allocation SAST Portfolio Class 3	1.10	0.24	—	0.86	80.47

*	Short-term capital gains are treated as ordinary income for tax purposes

36

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented Feeder Portfolios of SunAmerica Series Trust (the “Trust”) to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2016.

The following graphs and tables show the performance of the Portfolios at the SunAmerica Series Trust Feeder Funds level and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indexes.

The American Funds SAST portfolios (“Feeder Funds”) are a part of the Trust and currently do not buy individual securities directly, but instead invest all of their assets in the underlying funds (“Master Funds”) of the American Funds Insurance Series. Each Feeder Fund has the same investment goal and limitations as the underlying Master Fund. Investing in a Feeder Fund may result in higher fees and expenses than investing directly in a Master Fund as the Feeder Funds will bear their own portfolio expenses as well as their pro rata share of each Feeder Fund’s underlying Master Fund fees and expenses. Please see the product prospectus for more information regarding the master-feeder fund structure.

Market indices referenced are unmanaged. You cannot invest directly in an index.

Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

37

American Funds

VCPSM Managed Asset Allocation SAST Portfolio — Class 3

VCPSM Managed Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2016
	Class 1*		Class 3*
1-year	N/A		7.07%
5-Year	N/A		N/A
Since Inception	1.66%	+	6.71%
*	Inception date for Class I: 09/26/16; Class 3: 10/15/12.
+	Cumulative return. Class 1 in existence less than one year.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The VCP Managed Risk Asset Allocation SAST Portfolio — Class 3 (Feeder Fund), which provides exposure to a mix of stocks and bonds, gained 7.07% for the twelve months ended December 31, 2016. Over the same period, the S&P 500 Index, which measures U.S. stocks, rose 11.96%, while the Bloomberg Barclays U.S. Aggregate Bond Index, a measure of U.S. investment-grade bonds (rated BBB/Baa and above), gained 2.65%. The Blended Index (60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index) returned 8.31% for the annual period. The American Funds Insurance Series Managed Risk Asset Allocation Fund (Master Fund — Class P1) returned 7.57% for the annual period.

The underlying Master Fund’s holdings in health care contributed the most to relative results, while holdings in the industrials sector were the weakest.

The VCP Managed Asset Allocation SAST Portfolio is a Feeder Fund investing in shares of American Funds Insurance Series Managed Risk Asset Allocation Fund (Master Fund). The Master Fund pursues its objective by investing in shares of American Funds Insurance Series Asset Allocation Fund while seeking to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts that reduce the Portfolio’s effective exposure to stocks.

The benefit of the portfolio’s managed risk strategy should be most apparent during periods of high volatility and in down markets over a prolonged period. In steady or rising markets, the Portfolio’s results can be expected to lag those of the Master Fund’s underlying fund.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

38

American Funds

Growth SAST Portfolio — Class 3

American Funds Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2016
	Class 1*		Class 3*
1-year	N/A		9.17%
5-Year	N/A		13.92%
10-Year	N/A		6.52%
Since Inception	2.76%	+	6.96%
*	Inception date for Class I: 09/26/16; Class 3: 09/01/06.
+	Cumulative return. Class 1 in existence less than one year.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The American Funds Growth SAST Portfolio —  Class 3 (Feeder Fund) returned 9.17% for the twelve months ended December 31, 2016, compared to the S&P 500 Index which gained 11.96% for the period. The American Funds Growth Fund (Master Fund — Class 1) gained 9.76% for the annual period.

U.S. stocks continued to rally after the surprise U.S. presidential election result, rebounding from losses at the beginning of the year. The U.S. was a clear leader in terms of economic growth compared to other major economies around the world. A rebound in commodities lifted the energy sector, while financial stocks rose spurred by rising interest rates and the potential for a looser regulatory environment.

Strong stock selection in consumer discretionary and information technology boosted the Master Fund results. Most notably, Nintendo, Charter Communications and ASML were among the fund’s top contributors to relative returns, with Nintendo’s stock price increasing 50%. An overweight position and good stock selection in the energy sector were also additive to results, given the turnaround in energy prices.

Health care stocks detracted on an absolute and relative basis, with Centene, Express Scripts, Vertex Pharmaceuticals and Regeneron Pharmaceuticals among the top five detractors to relative returns.

Overall, the Master Fund’s modest holdings outside the U.S. added relative value. Canada, the Netherlands and Taiwan were primary contributors, while the U.S., the U.K. and Ireland were the main detractors.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

39

American Funds

Global Growth SAST Portfolio — Class 3

American Funds Global Growth SAST Portfolio
Average Annual Total Returns as of 12/31/2016
	Class 1*		Class 3*
1-Year	N/A		0.37%
5-Year	N/A		11.43%
10-Year	N/A		5.65%
Since Inception	(4.21)%	+	6.35%
*	Inception date for Class I: 09/26/16; Class 3: 09/01/06.
+	Cumulative return. Class 1 in existence less than one year.

1	The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,490 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The American Funds Global Growth SAST Portfolio — Class 3 (Feeder Fund) returned 0.37% for the twelve months ended December 31, 2016, compared with a 7.86% return for the MSCI ACWI (net) Index. The American Funds Global Growth Fund (Master Fund — Class 1) rose 0.87% for the annual period.

U.S. stocks continued to advance after the unexpected U.S. presidential election result, led by positive economic news and strong quarterly earnings from several companies. European stocks declined slightly amid weak economic growth, deflationary pressures and increasing political risk ahead of key elections in 2017, including in Germany and France. Emerging markets rose as central banks globally provided further stimulus.

Strong stock selection in information technology boosted the Master Fund results, led by technology companies Nintendo, TSMC and AAC Technologies Holdings. Nintendo shares rose 50% for the year following the release of mobile game phenomenon “Pokémon GO.” TSMC, chip contract manufacturer for Apple, also rose, boosted by the release of Apple’s iPhone 7.

Exposure to health care detracted from the Master Fund results, held back by double-digit declines registered by pharmaceutical companies Novo Nordisk, Vertex Pharmaceuticals and Regeneron Pharmaceuticals.

Stocks of companies domiciled in Japan, China and Taiwan were additive to results, while stocks of companies based in the U.S., Denmark and the U.K. lagged.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

40

American Funds

Growth-Income SAST Portfolio — Class 3

American Funds Growth-Income SAST Portfolio
Average Annual Total Returns as of 12/31/2016
	Class 1*		Class 3*
1-Year	N/A		11.16%
5-Year	N/A		14.09%
10-Year	N/A		5.95%
Since Inception	3.55%	+	6.52%
*	Inception date for Class I: 09/26/16; Class 3: 09/01/06.
+	Cumulative return. Class 1 in existence less than one year.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The American Funds Growth-Income SAST Portfolio — Class 3 (Feeder Fund) returned 11.16% for the twelve months ended December 31, 2016, while the S&P 500 Index rose 11.96%. The American Funds Growth-Income Fund (Master Fund — Class 1) gained 11.80% for the annual period.

U.S. stocks rose, rebounding from losses at the beginning of the year. The U.S. was a clear leader in terms of economic growth compared to other major economies around the world. An increase in commodity prices lifted the energy sector. Meanwhile, financial stocks rose spurred by rising interest rates and the potential for a looser regulatory environment. European stocks declined slightly amid weak economic growth, deflationary pressures and increasing political risk, while emerging markets advanced as central banks globally provided further stimulus.

Regarding the Master Fund stock selection in materials contributed most to returns on a relative basis. As iron ore prices climbed, Brazilian metals and mining company Vale experienced a triple digit return that was among the top contributors to the Master Fund’s relative returns. U.S. mining company Freeport McMoRan was also additive as its share price rose, having plummeted 70% in 2015. An overweight position and good stock selection in the energy sector were also additive to results, given the turnaround in energy prices.

The Master Fund’s weakest sectors on a relative basis were health care, consumer staples and financials. Health care was the biggest detractor to relative returns, and Amgen, Gilead Sciences and Illumina dragged the most.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

41

American Funds

Asset Allocation SAST Portfolio — Class 3

American Funds Asset Allocation SAST Portfolio
Average Annual Total Returns as of 12/31/2016
	Class 1*		Class 3*
1-year	N/A		9.09%
5-Year	N/A		10.60%
10-Year	N/A		5.58%
Since Inception	1.94%	+	5.95%
*	Inception date for Class I: 09/26/16; Class 3: 09/01/06.
+	Cumulative return. Class 1 in existence less than one year.

1

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect the changes in larger companies more heavily than those in smaller companies.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad, unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities.
3	The Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The American Funds Asset Allocation SAST Portfolio — Class 3 (Feeder Fund) returned 9.09% for the twelve months ended December 31, 2016. The S&P 500 Index gained 11.96% over the same period, while the Bloomberg Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 2.65%. The Blended Index (60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Index) returned 8.31%. The American Funds Asset Allocation Fund (Master Fund — Class 1), which is a mix of stocks and bonds, rose 9.69% for the annual period.

U.S. stocks advanced, rebounding from losses at the beginning of the year. The U.S. was a clear leader in terms of economic growth compared to other major economies around the world. While an increase in commodity prices lifted the energy sector, financial stocks also rose spurred by rising interest rates and the potential for a looser regulatory environment. Bonds also advanced, led by high-yield corporates.

Stock selection in the health care, information technology and consumer discretionary sectors contributed most to the Master Fund’s relative returns. TSMC, a chip contract manufacturer for Apple, added most to the Master Fund’s relative returns, boosted by the release of Apple’s iPhone 7. UnitedHealth Group was also additive, led by strong earnings and projected revenue growth of its health services division, Optum.

Holdings in the energy and industrials sectors detracted the most on a relative basis.

The Master Fund’s fixed income holdings were led by an overweight position in high-yield corporate bonds. Issuers in the materials and energy sectors were among the top five contributors. Federal agency mortgage-backed securities also accounted for gains.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

42

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

43

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397AR.10 (2/17)

We believe in investing in global companies for the long term.
Special feature page 46

AMERICAN FUNDS®
From Capital Group

American Funds Insurance Series®

Annual report
for the year ended
December 31, 2016

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Special feature
46	We believe in investing in global companies for the long term.
Contents

1	Letter to investors

4	Fund reviews

Investment portfolios

50	Global Growth Fund

53	Global Small Capitalization Fund

57	Growth Fund

60	International Fund

64	New World Fund®

68	Blue Chip Income and Growth Fund

71	Global Growth and Income Fund

74	Growth-Income Fund

77	International Growth and Income Fund

80	Capital Income Builder®

84	Asset Allocation Fund

89	Global Balanced Fund

94	Bond Fund

100	Global Bond Fund

105	High-Income Bond Fund

110	Mortgage Fund

114	Ultra-Short Bond Fund

115	U.S. Government/AAA-Rated Securities Fund

119	Managed Risk Growth Fund

120	Managed Risk International Fund

121	Managed Risk Blue Chip Income and Growth Fund

122	Managed Risk Growth-Income Fund

123	Managed Risk Asset Allocation Fund

124	Financial statements

Fellow investors:

Global stocks on the whole rallied in 2016, with the MSCI ACWI1 (All Country World Index) gaining 7.86%. Signs of economic stabilization and accommodative central bank stimulus measures in many countries helped to diminish investors’ worries about China’s sluggish growth, Britain’s decision to leave the European Union and the surprise election of a political newcomer.

U.S. stocks closed higher, with the MSCI USA Index1 gaining 11.61%. U.S. economic data was generally positive, helped in part by continued strength in corporate earnings and employment numbers. Higher oil and commodity prices also lifted the market, as energy prices rebounded from last year’s selloff. Investors, after a brief period of concern, welcomed the new U.S. administration on hopes the government would follow through on campaign pledges to cut taxes, reduce regulations and increase infrastructure spending. The U.S. Federal Reserve raised interest rates only once in 2016, and indicated it would proceed cautiously.

European stocks rose in local currency terms, despite growing political tensions. The MSCI Europe Index1 marginally declined 0.40% for dollar-based investors, with Italy (–10.45%) and Ireland (–7.07%) posting some of the weakest returns. Shortly after the Brexit decision, investor sentiment reversed course when it became apparent that the European and U.K. economies would not suffer immediate consequences. Japanese equities also advanced, with the MSCI Japan Index1 finishing the year 2.38% higher. The Bank of Japan continued aggressive fiscal and monetary policy to stimulate its lethargic economy, adopting negative interest rates and announcing a 28 trillion yen fiscal package shortly after Prime Minister Shinzo Abe’s ruling coalition won a majority of seats in Japan’s upper house.

Emerging markets registered their strongest gains since 2012. A rebound in commodity prices, accommodative monetary policies and reform efforts in select countries contributed to higher returns, as the MSCI EM (Emerging Markets) Index1 climbed 11.19%. Brazil (+66.24%), Russia (+54.82%), Indonesia (+16.98%) and South Africa (+17.91%) were among the biggest gainers. Elsewhere in emerging markets, Chinese stocks were up marginally as the MSCI China Index1 rose 0.90%, reversing steep

See page 2 for footnotes.

American Funds Insurance Series      1

first-quarter losses. The government’s stimulus measures, such as a reduction in the amount of cash banks must hold as reserves and relaxed property purchase regulations, helped alleviate worries over the country’s economic health and devaluation of its currency.

In bond markets, U.S. investment-grade and high-yield corporates advanced 6.11% and 17.13%, respectively, as investors sought higher yields than those offered by U.S. Treasuries. The Bloomberg Barclays Global Aggregate Index2, a measure of global investment-grade bonds (rated BBB/Baa and above), was up 2.09%, while the Bloomberg Barclays U.S. Aggregate Index2 (which measures U.S. investment-grade bonds) improved 2.65%. The 10-year Treasury yield, which stood at 2.27% on December 31, 2015, rose to 2.45% based on expectations of additional rate hikes by the Federal Reserve. U.S. dollar-denominated emerging markets bonds, as measured by the J.P. Morgan EMBI (Emerging Markets Bond Index) Global3, rose 10.19% as their higher yields were popular in a low-rate environment.

In currency markets, the U.S. dollar appreciated against most currencies. In developed markets, the Japanese yen (+3.14%) and Canadian dollar (+3.58%) advanced against the U.S. dollar. Among major currencies, the euro declined 2.90% against the U.S. dollar, led by the European Central Bank’s aggressive bond-buying program and significant outflows from European financial assets. The Swiss franc weakened as well, falling 1.51%. The British pound plummeted 16.16% against the greenback, highlighted by a rapid drop after the June 23 Brexit vote. Among developing markets, the Brazilian real (+21.55%) and Russian ruble (+19.64%) finished strong, while the Mexican peso (–16.17%), Chinese renminbi (–6.56%) and Indian rupee (–2.53%) all lost ground. Currency returns are calculated by MSCI.

Looking ahead

The U.S. economy will likely continue to grow at a moderate pace, even as some countries around the globe struggle with sluggish growth and low inflation. While the new presidential administration poses uncertainties in areas such as fiscal stimulus, foreign relations and U.S. partner trade agreements, markets appear optimistic on hopes that its policies will spur growth.

While the Fed may maintain a cautious approach regarding future interest rate hikes, the direction of interest rates in the medium term is more likely up than down. We will closely monitor the impact to securities markets and currencies. If higher rates are due to stronger economic growth, that should be positive for stocks. If the reason is inflation without growth, that would not be as positive. Higher rates can also present a headwind for bonds, but then set up better investment rates for the future.

The combination of rising rates and political uncertainty in the U.S., as well as geopolitical events in Europe and the Middle East, could cause more volatility going forward. That is not a negative per se. Volatility often creates opportunities for long-term investors. Our goal is to see through the uncertainty and focus on the fundamental outlook for each company that we evaluate.

Our investment approach — based on extensive research, a long-term outlook and close attention to valuation — has served investors well over time. We continue to have confidence this will remain the case. We thank you for your support and look forward to reporting to you again in six months’ time.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

February 7, 2017

All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except for the MSCI USA Index, which reflects dividends gross of withholding taxes. Source: MSCI.
[2]	Bloomberg Barclays source: Bloomberg Index Services Ltd.
[3]	This report, and any product, index or fund referred to herein, is not sponsored, endorsed or promoted in any way by J.P. Morgan or any of its affiliates who provide no warranties whatsoever, express or implied, and shall have no liability to any prospective investor, in connection with this report. J.P. Morgan disclaimer: http://www.jpmorgan.com/pages/jpmorgan/ib/girg.

2      American Funds Insurance Series

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund*, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See page 220 for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The mountain charts on pages 5 to 45 illustrate the growth of a $10,000 investment in each of the investment portfolios in American Funds Insurance Series (with the exception of Ultra-Short Bond Fund) over the past 10 years (or the lifetime of the fund if less than 10 years).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010, and for Blue Chip Income and Growth Fund from February 1, 2014, through January 31, 2015. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of miscellaneous expenses. The waivers and reimbursements will be in effect through at least May 1, 2018, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth Fund.SM The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series — International Fund.SM The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series — Blue Chip Income and Growth Fund.SM The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series — Growth-Income Fund.SM The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series — Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures contracts. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

*	Effective May 1, 2016, Cash Management Fund converted to American Funds Insurance Series — Ultra-Short Bond Fund.SM

American Funds Insurance Series      3

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund rose 0.62% for the 12 months ended December 31, 2016, compared with a 7.86% increase for the MSCI ACWI (All Country World Index).*

U.S. stocks continued to advance after the unexpected U.S. presidential election result, led by positive economic news and strong quarterly earnings from several companies. European stocks declined slightly amid weak economic growth, deflationary pressures and increasing political risk ahead of key elections in 2017, including in Germany and France. Emerging markets rose as central banks globally provided further stimulus.

Strong stock selection in information technology boosted fund results, led by technology companies Nintendo, TSMC and AAC Technologies Holdings. Nintendo shares rose 50% for the year following the release of mobile game phenomenon “Pokémon GO.” TSMC, chip contract manufacturer for Apple, also rose, boosted by the release of Apple’s iPhone 7.

Exposure to health care detracted from fund results, held back by double-digit declines registered by pharmaceutical companies Novo Nordisk, Vertex Pharmaceuticals and Regeneron Pharmaceuticals.

Stocks of companies domiciled in Japan, China and Taiwan were additive to results, while stocks of companies based in the U.S., Denmark and the U.K. lagged.

Despite mixed economic growth outside the U.S., the fund’s portfolio managers are optimistic they will continue to find good companies globally that offer high-quality products, and whose values are not yet fully reflected in their share prices.

Country diversification	Percent of net assets

The Americas
United States	40.2%
Canada	1.9
Brazil	.9

43.0

Europe
United Kingdom	7.1
France	5.1
Netherlands	2.9
Denmark	2.0
Switzerland	1.8
Spain	1.7
Germany	1.5
Sweden	1.4
Finland	1.1%
Other	1.8

26.4

Asia/Pacific Basin
Japan	9.1
Taiwan	4.3
China	3.6
India	3.0
Hong Kong	2.3
South Korea	1.0
Other	.8

24.1

Other regions
South Africa	1.0%

Short term securities & other assets less liabilities	5.5

Total	100.0%

Largest equity securities	Percent of net assets

Amazon	5.54%
TSMC	4.26
Home Depot	2.67
ASML	2.57
Nintendo	2.18

Alphabet	2.13%
Facebook	1.91
Murata Manufacturing	1.80
Regeneron Pharmaceuticals	1.72
JPMorgan Chase	1.71

4      American Funds Insurance Series

Global Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1.87%	12.03%	6.24%	9.12%	.56%
Class 2.62	11.75	5.98	8.85	.81
Class 4.37	11.56	5.75	8.59	1.06

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series      5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Small Capitalization Fund increased 2.10% for the 12 months ended December 31, 2016, meaningfully trailing its benchmark, the MSCI All Country World Small Cap Index,* which gained 11.59%.

The U.S. economy accelerated, but it was a challenging period for global markets. China is in the midst of an economic slowdown, and Japan is slowly recovering from its recession.

Energy holdings aided returns as the price of oil rebounded during the period, led by Laredo Petroleum. Health care stocks were the biggest detractors, with Endo International and Myriad Genetics lagging the most. A relatively low concentration in financials stocks hurt results. Consumer discretionary stocks — the fund’s largest sector by concentration — lagged. A low concentration in U.S.-domiciled companies detracted from returns.

Although the market seemed to value innovative companies less than it had in the past — and instead rewarded short-term winners from the election and the interest rate cycle — we think powerful long-term investments can be found among companies with innovative products and services that are changing the way people live around the globe. We also continue to believe there are better values outside the U.S. stock market that grow more compelling every day.

While we are disappointed in our results, we believe our investment process will continue to serve us well, just as it has for decades.

Country diversification	Percent of net assets

The Americas
United States	42.9%
Canada	2.3
Other	1.5

46.7

Asia/Pacific Basin
China	6.2
Japan	5.1
India	4.0
Philippines	2.2
Thailand	2.1
Hong Kong	1.7%
Indonesia	1.1
Other	1.6

24.0

Europe
United Kingdom	12.0
Germany	2.6
Italy	1.2
Ireland	1.0
Other	5.0

21.8

Other regions
Other	.3%

Short-term securities & other assets less liabilities	7.2

Total	100.0%

Largest equity securities	Percent of net assets

Qorvo	2.43%
GW Pharmaceuticals	1.98
Laredo Petroleum	1.65
InterOil	1.45
China Biologic	1.40

Domino’s Pizza	1.38%
Essent Group	1.32
Insulet	1.31
International Container Terminal Services	1.15
Cedar Fair	1.14

6      American Funds Insurance Series

Global Small Capitalization Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio
Class 1	2.35%	9.92%	3.89%	8.98%	.74%
Class 2	2.10	9.65	3.63	8.71	.99
Class 4	1.85	9.39	3.38	8.44	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series      7

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 9.49% for the 12 months ended December 31, 2016. Standard & Poor’s 500 Composite Index,* a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 11.96%.

U.S. stocks continued to rally after the surprise U.S. presidential election result, rebounding from losses at the beginning of the year. The U.S. was a clear leader in terms of economic growth compared to other major economies around the world. A rebound in commodities lifted the energy sector, while financial stocks rose spurred by rising interest rates and the potential for a looser regulatory environment.

Strong stock selection in consumer discretionary and information technology boosted fund results. Most notably, Nintendo, Charter Communications and ASML were among the fund’s top contributors to relative returns, with Nintendo’s stock price increasing 50%. An overweight position and good stock selection in the energy sector were also additive to results, given the turnaround in energy prices.

Health care stocks detracted on an absolute and relative basis, with Centene, Express Scripts, Vertex Pharmaceuticals and Regeneron Pharmaceuticals among the top five detractors to relative returns.

Overall, the fund’s modest holdings outside the U.S. added relative value. Canada, the Netherlands and Taiwan were primary contributors, while the U.S., the U.K. and Ireland were the main detractors.

The fund’s portfolio managers are keeping a close watch on the U.S. economy, looking past the rhetoric of the presidential election and evaluating the implications of policy changes on issues ranging from health care and trade to reform regulations and taxes on domestic companies. Portfolio managers are optimistic that our global research will help us identify attractive long-term investment opportunities.

Largest equity securities	Percent of net assets

Amazon	5.62%
Facebook	4.16
Microsoft	3.20
UnitedHealth Group	2.71
Apple	2.64

Home Depot	2.42%
Berkshire Hathaway	2.42
Broadcom	2.36
Comcast	2.32
ASML	2.10

8      American Funds Insurance Series

Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	9.77%	14.54%	7.13%	12.38%	.35%
Class 2	9.49	14.26	6.86	12.08	.60
Class 3	9.56	14.34	6.93	12.18	.53
Class 4	9.22	14.01	6.61	11.83	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: S&P Dow Jones Indices LLC.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series      9

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Fund gained 3.53% for the 12 months ended December 31, 2016. Its benchmark, the MSCI ACWI (All Country World Index) ex USA,* rose 4.50%.

The year was difficult for non-U.S. stock markets beginning with worries about China’s slowing growth and property bubble, and continuing with “Brexit” and the implications for companies in the euro zone. Europe continued its struggles to grow. Japan is treading water and not making much progress.

The U.S. economy strengthened, and so did the U.S. dollar, which tends to have a negative impact on emerging markets. One point of consolation for emerging markets was that oil prices rebounded, which helped soothe fears of a further deflationary environment.

The fund took advantage of the rally in commodities — as some materials stocks soared — helped especially by miners First Quantum Minerals and Fortescue Metals, both of which doubled. Energy stocks did well, but a lower exposure hurt results. Information technology stocks aided returns, led by Nintendo and Tencent. After strong returns in health care in recent years, many holdings lagged, most notably Novartis.

Some proposed U.S. policies may lead to inflation and trade barriers for non-U.S. companies, which could have a negative impact on growth and stock markets. Therefore, we strive to have a balanced approach and look for companies that will be least impacted by macroeconomic driven events. That is why we take a diversified approach, and invest in different geographies, industries and ultimately companies that can control their own destiny through efficiencies or innovative products.

Country diversification	Percent of net assets

Asia/Pacific Basin
Japan	12.3%
Hong Kong	9.3
India	7.2
China	7.0
South Korea	4.4
Australia	2.0
Philippines	1.0
Other	.8

44.0

Europe
United Kingdom	14.0
France	8.0
Switzerland	6.4%
Netherlands	3.6
Germany	3.4
Spain	2.1
Belgium	1.1
Other	2.7

41.3

The Americas
Canada	3.7
Other	1.2

4.9

Other regions
South Africa	1.4%
Israel	.8

2.2

Short-term securities & other assets less liabilities	7.6

Total	100.0%

Largest equity securities	Percent of net assets

Tencent	3.14%
Novartis	3.02
AIA Group	2.62
HDFC Bank	2.60
Altice	2.39

Airbus Group	2.27%
Alibaba Group Holding	2.21
Samsung Electronics	2.15
Royal Dutch Shell	1.90
BNP Paribas	1.71

10    American Funds Insurance Series

International Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio
Class 1	3.78%	6.92%	2.64%	7.74%	.54%
Class 2	3.53	6.65	2.38	7.47	.79
Class 3	3.57	6.72	2.45	7.55	.72
Class 4	3.21	6.42	2.14	7.21	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    11

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

New World Fund gained 5.26% for the 12 months ended December 31, 2016. Its benchmark indexes, the MSCI ACWI (All Country World Index) and the MSCI Emerging Markets Index,* rose 7.86% and 11.19%, respectively.

Oil and commodities struggled in the first part of the year, and investors remained wary of China’s slowing growth. June’s Brexit vote took the financial and political worlds by surprise, causing the markets to temporarily falter. The European economy has begun to improve, but at a very slow pace. The U.K. cut interest rates to historic lows in an effort to stave off recession. A number of countries have taken interest rates into negative territory to spur growth, but the move seems to be having little effect.

Select consumer discretionary holdings were beneficial to the fund, with Domino’s Pizza and Kroton Educacional both contributing to relative returns. An increased exposure to companies based in Brazil — most notably oil giant Petrobras — boosted results, while low exposure to materials stocks — particularly mining companies — detracted. China Biologic was a key detractor, hurt by its relatively high valuation and the country’s weak market.

While the broad stock market has moved positively in the short term given the new populist policies, it will be some time before we know how it will respond to the new U.S. presidential administration on matters of trade, taxation and spending. The fund’s managers continue to carefully monitor the portfolio while also looking for promising investment opportunities in this uncertain fiscal and economic environment.

Country diversification	Percent of net assets

Asia/Pacific Basin
India	11.1%
China	10.6
Japan	6.5
Indonesia	2.8
Taiwan	2.6
Hong Kong	1.5
Australia	1.5
Thailand	1.1
Other	.5

38.2

The Americas
United States	12.9
Brazil	7.6
Mexico	3.5%
Other	1.2

25.2

Europe
France	5.6
Russian Federation	5.4
United Kingdom	3.0
Italy	2.2
Switzerland	1.5
Denmark	1.0
Other	2.5

21.2

Other regions
South Africa	4.0%
Other	.4

4.4

Short-term securities & other assets less liabilities	11.0

Total	100.0%

Largest equity securities	Percent of net assets

Reliance Industries	3.02%
Murata Manufacturing	3.02
ArcelorMittal	2.69
TSMC	2.62
UniCredit	2.18

Naspers	1.99%
Lenta	1.78
Domino’s Pizza	1.71
Baidu	1.42
China Biologic	1.42

12    American Funds Insurance Series

New World Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Expense ratio
Class 1	5.59%	4.54%	3.87%	7.71%	.78%
Class 2	5.26	4.27	3.61	7.44	1.03
Class 4	5.04	4.04	3.36	7.18	1.28

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    13

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Blue Chip Income and Growth Fund gained 18.70% for the 12 months ended December 31, 2016, beating its benchmark index, Standard & Poor’s 500 Composite Index,* which rose 11.96%.

A surprising presidential election result means the incoming administration likely will pursue different economic policies. A more pro-business economic agenda could accelerate growth, and the stock market has maintained momentum in anticipation. At the same time, expectations for higher interest rates and inflation have risen, leading to strength in financials stocks.

Canadian Natural Resources and Halliburton led the way for energy stocks, which were strong contributors as oil experienced a rebound. Materials holdings Freeport-McMoRan and Vale both doubled during the year. Industrials stocks benefited the fund. Health care stocks were notable detractors as top holding Amgen lost ground. Government intervention in the health care industry looms large after the election and is an issue we continue to monitor.

The changing macroeconomic environment meant financials had an impressive run in recent months in reaction to higher rates and other favorable policy developments.

The U.S. economy strengthened throughout the year and seems strong enough to absorb anticipated further interest rate increases. But such expectations need to be balanced considering that a pro-business stance on regulation and reduced taxes, while potentially good for consumer spending, could have the negative effect of protectionist policies. We are paying careful attention to these factors.

Largest equity securities	Percent of net assets

AbbVie	4.59%
JPMorgan Chase	3.67
ExxonMobil	3.31
AT&T	3.26
Intel	3.14

Amgen	3.14%
Halliburton	3.00
Altria	2.94
Canadian Natural Resources	2.83
Apple	2.64

14    American Funds Insurance Series

Blue Chip Income and Growth Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio
Class 1	19.06%	15.31%	6.65%	6.21%	.41%
Class 2	18.70	15.02	6.39	5.94	.66
Class 4	18.49	14.87	6.18	5.72	.91

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and from February 1, 2014, through January 31, 2015. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: S&P Dow Jones Indices LLC.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    15

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth and Income Fund gained 7.34% for the 12 months ended December 31, 2016, in line with the MSCI ACWI (All Country World Index),* which rose 7.86%.

U.S. stocks continued to advance after the unexpected U.S. presidential election result, led by positive economic news and strong quarterly earnings from several companies. European stocks declined slightly amid weak economic growth, deflationary pressures and increasing political risk ahead of key elections in 2017, including in Germany and France. The fund appears to have weathered volatility thanks to its diversified holdings and idiosyncratic stock selection.

The best contributor to fund results was the information technology sector, due both to a large concentration and good stock selection. The fund’s holdings in Nintendo and TSMC boosted results. A lower exposure and stock choice in health care also helped the fund on a relative basis, as did a lower exposure to financials.

While the fund’s cash position of about 8% was the greatest detractor to relative returns, the consumer discretionary sector also hindered on a relative basis. In consumer discretionary, Barratt Developments and ProSiebenSat.1 Media SE were among the top five detractors to relative returns.

Given uncertainty in global markets, the fund’s cash position enables portfolio managers to better navigate a challenging environment by focusing on opportunities when stock prices are favorable. The fund’s portfolio managers are also optimistic they can continue to uncover promising long-term investment opportunities, and companies with sustainable dividends and income.

Country diversification	Percent of net assets

The Americas
United States	40.1%
Canada	3.5
Mexico	2.3
Brazil	1.2

47.1

Europe
United Kingdom	11.1
France	3.7
Switzerland	3.2
Germany	2.7
Italy	1.9
Netherlands	1.6
Denmark	1.2%
Other	1.9

27.3

Asia/Pacific Basin
Japan	6.8
Taiwan	3.8
India	2.3
Australia	2.2
China	1.9
Other	1.9

18.9

Other regions
South Africa	.8%

Short-term securities & other assets less liabilities	5.9

Total	100.0%

Largest equity securities	Percent of net assets

TSMC	3.33%
Microsoft	2.78
UnitedHealth Group	2.46
Nintendo	2.36
British American Tobacco	2.30

Royal Dutch Shell	1.84%
Broadcom	1.77
ICICI Bank	1.61
Chevron	1.52
Infraestructura Energética Nova, SAB de CV	1.45

16    American Funds Insurance Series

Global Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio
Class 1	7.61%	10.31%	4.99%	5.66%	.63%
Class 2	7.34	10.01	4.73	5.39	.88
Class 4	7.04	9.80	4.49	5.15	1.13

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from May 1, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    17

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 11.51% for the 12 months ended December 31, 2016. Standard & Poor’s 500 Composite Index,* a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 11.96%.

U.S. stocks rose, rebounding from losses at the beginning of the year. The U.S. was a clear leader in terms of economic growth compared to other major economies around the world. An increase in commodity prices lifted the energy sector. Meanwhile, financial stocks rose spurred by rising interest rates and the potential for a looser regulatory environment. European stocks declined slightly amid weak economic growth, deflationary pressures and increasing political risk, while emerging markets advanced as central banks globally provided further stimulus.

Regarding the fund, stock selection in materials contributed most to the fund’s returns on a relative basis. As iron ore prices climbed, Brazilian metals and mining company Vale experienced a triple digit return that was among the top contributors to the fund’s relative returns. U.S. mining company Freeport McMoRan was also additive as its share price rose, having plummeted 70% in 2015. An overweight position and good stock selection in the energy sector were also additive to results, given the turnaround in energy prices.

The fund’s weakest sectors on a relative basis were health care, consumer staples and financials. Health care was the biggest detractor to relative returns, and Amgen, Gilead Sciences and Illumina dragged the most.

The portfolio managers exercise caution when considering the potential impact on the U.S. economy and markets that could result from the new administration’s approach to health care, infrastructure, fiscal policy, taxes and trade. Should uncertainty eventually result in increased volatility, the fund’s healthy cash position can give portfolio managers an opportunity to invest in companies with more favorable valuations for the long term.

Largest equity securities	Percent of net assets

Amazon	3.36%
Texas Instruments	2.21
Verizon Communications	2.05
Microsoft	2.01
Amgen	2.00

Netflix	1.88%
Broadcom	1.75
Alphabet	1.73
AbbVie	1.71
JPMorgan Chase	1.65

18    American Funds Insurance Series

Growth-Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	11.80%	14.73%	6.56%	11.13%	.29%
Class 2	11.51	14.44	6.29	10.82	.54
Class 3	11.59	14.52	6.36	10.93	.47
Class 4	11.25	14.19	6.04	10.58	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: S&P Dow Jones Indices LLC.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    19

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

International Growth and Income Fund rose 1.44% for the 12 months ended December 31, 2016, while the MSCI ACWI (All Country World Index) ex USA* gained 4.50%.

U.S. stocks continued to advance after the unexpected U.S. presidential election result, led by positive economic news and strong quarterly earnings from several companies. European stocks declined slightly amid weak economic growth, deflationary pressures and increasing political risk ahead of key elections in 2017, including in Germany and France. Emerging markets rose as central banks globally provided further stimulus.

The best contributors to the fund in absolute terms were the materials and energy sectors due in part to good stock selection. The growing probability of increased infrastructure spending and a rebound in commodities lifted both sectors, respectively. Stock selection in telecommunication services also helped the fund on a relative basis.

On the downside, utilities hindered the most in relative terms due to an overweight position and investment selection. Stock selection in industrials and utilities also detracted from the fund’s relative returns. By region, holdings in the U.K. hurt results the most on a relative basis, as the British pound lost ground relative to the U.S. dollar.

While economic conditions remain mixed in many countries, the fund’s portfolio managers are optimistic that our global research and the fund’s flexible mandate will help us continue to identify attractive investment opportunities.

Country diversification	Percent of net assets

Europe
United Kingdom	24.9%
France	6.9
Switzerland	5.1
Spain	4.7
Sweden	2.8
Germany	2.2
Portugal	1.7
Finland	1.1
Other	2.9

52.3

Asia/Pacific Basin
Hong Kong	8.7%
Japan	5.1
Taiwan	2.5
Thailand	2.5
India	1.5
Australia	1.3
Other	1.4

23.0

The Americas
Canada	5.0
United States	4.6
Brazil	1.1
Other	1.2

11.9

Other regions
Israel	1.7%
South Africa	1.4
Other	1.6

4.7

Short-term securities & other assets less liabilities	8.1

Total	100.0%

Largest equity securities	Percent of net assets

Philip Morris International	3.49%
Royal Dutch Shell	3.00
Imperial Brands	2.57
SSE	2.35
BP	2.34

Novartis	2.16%
Cheung Kong Infrastructure	2.11
British American Tobacco	1.77
Teva Pharmaceutical	1.70
EDP	1.69

20    American Funds Insurance Series

International Growth and Income Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	Lifetime (since November 18, 2008)	Expense ratio
Class 1	1.71%	5.45%	8.66%	.68%
Class 2	1.44	5.17	8.38	.93
Class 4	1.18	4.99	8.16	1.18

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from November 18, 2008, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    21

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Capital Income Builder, a mix of stocks and bonds, rose 4.08% for the 12 months ended December 31, 2016. During the same period, the MSCI ACWI (All Country World Index)1 rose 7.86%. The Bloomberg Barclays U.S. Aggregate Index2 gained 2.65%. The index blend of 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index3 rose 6.42%. The Lipper Global Equity Income Funds Average,4 a measure of similar funds, increased 7.28%.

In the equity portfolio, the best contributors to the fund in relative terms were the health care, financials and information technology sectors due in part to good stock selection. Verizon Communications registered double-digit gains amid mergers-and-acquisitions activity. While the fixed income portfolio detracted from the fund’s relative returns, investments in bonds continue to provide the opportunity for downside protection.

The weakest sectors for the fund in relative terms were the consumer discretionary, utilities and materials sectors. Greene King and Gannett both suffered double-digit losses and were among the top five detractors to relative returns. On a country basis, holdings in the U.K. detracted from the fund’s relative returns the most, as the British pound depreciated against the U.S. dollar.

Portfolio managers expect the new administration and new Congress to reduce regulation for financial services firms, which should boost companies’ return on equity and result in higher dividends for the fund’s equity investments. Lower worldwide production and higher demand are expected to help energy prices, which in turn will improve dividend prospects for holdings in the sector. While portfolio managers do not expect the new administration to affect legislation that will impact drug pricing, drug prices are a potential headline risk for health care stocks. The portfolio managers are optimistic that our global research will help us identify attractive long-term investment opportunities.

Country diversification	Percent of net assets

The Americas
United States	51.1%
Canada	3.1

54.2

Europe
United Kingdom	15.6
Sweden	2.9
Finland	2.1
France	2.1
Switzerland	2.0
Portugal	1.5
Other	2.8

29.0

Asia/Pacific Basin
Hong Kong	2.8%
Taiwan	1.9
Singapore	1.8
Japan	1.6
Australia	1.6
Other	1.1

10.8

Other regions
United Arab Emirates	.2

Short term securities & other assets less liabilities	5.8%

Total	100.0%

22    American Funds Insurance Series

Capital Income Builder

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	Lifetime (since May 1, 2014)	Expense ratio
Class 1	4.17%	1.12%	.54%
Class 2	4.08	1.08	.80
Class 4	3.78	.64	1.04

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: Thomson Reuters Lipper.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    23

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 9.41% for the 12 months ended December 31, 2016. Standard & Poor’s 500 Composite Index,1 the benchmark for the fund’s equity holdings, gained 11.96% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 2.65%. A blend of the two indexes, the 60%/40% S&P 500/ Bloomberg Barclays U.S. Aggregate Index,3 advanced 8.31%.

U.S. stocks advanced, rebounding from losses at the beginning of the year. The U.S. was a clear leader in terms of economic growth compared to other major economies around the world. While an increase in commodity prices lifted the energy sector, financial stocks also rose spurred by rising interest rates and the potential for a looser regulatory environment. Bonds also advanced, led by high-yield corporates.

Stock selection in the health care, information technology and consumer discretionary sectors contributed most to the fund’s relative returns. TSMC, a chip contract manufacturer for Apple, added most to the fund’s relative returns, boosted by the release of Apple’s iPhone 7. UnitedHealth Group was also additive, led by strong earnings and projected revenue growth of its health services division, Optum.

Holdings in the energy and industrials sectors detracted the most on a relative basis.

The fund’s fixed income holdings were led by an overweight position in high-yield corporate bonds. Issuers in the materials and energy sectors were among the top five contributors. Federal agency mortgage-backed securities also accounted for gains.

The portfolio managers continue to evaluate the implications of the Trump administration’s policy decisions regarding health care, infrastructure, fiscal policy, taxes and trade on the U.S. economy and market sectors. The fund’s cash position allows portfolio managers to remain flexible and better navigate uncertainty by focusing on opportunities when stock prices are favorable.

Largest equity securities	Percent of net assets

Microsoft	3.58%
JPMorgan Chase	2.46
Philip Morris International	2.12
TSMC	2.08
Comcast	1.89

UnitedHealth Group	1.84%
DuPont	1.71
Lockheed Martin	1.62
Chubb	1.54
Johnson & Johnson	1.45

24    American Funds Insurance Series

Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio
Class 1	9.69%	11.22%	6.22%	8.42%	.29%
Class 2	9.41	10.94	5.96	8.13	.54
Class 3	9.49	11.02	6.03	8.22	.47
Class 4	9.16	10.76	5.74	7.89	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    25

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Balanced Fund rose 4.48% for the 12 months ended December 31, 2016. The MSCI ACWI (All Country World Index),1 which measures global stocks, gained 7.86%, while the Bloomberg Barclays Global Aggregate Index,2 a measure of investment-grade bonds (rated BBB/Baa and above), increased 2.09%. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index3 rose 5.69%.

The U.S. has been the pacesetter for growth, and it looks likely that it will continue in that role. After keeping the markets in suspense for several months, the Federal Reserve finally raised interest rates in mid-December. Additional hikes are anticipated if the economy continues its positive trajectory.

Overseas, China seems to be managing its transition to a service economy reasonably well. In Europe, the aftermath of Brexit and a number of other political referendums continue to create uncertainty in the markets.

Information technology holdings were beneficial, with Nintendo and ASML both contributing to relative returns. Among health care stocks, Merck climbed on the strength of its drug pipeline. While a number of energy holdings boosted results, Spectra Energy was a standout. Industrials detracted on a relative basis, however, with Capita and ASSA ABLOY dampening returns.

In fixed income, the biggest negative was currency. Global bonds had positive results in local terms, but a strong U.S. dollar — often a headwind for emerging markets — partially unraveled those gains. We are taking a defensive stance on the risk of rising rates with increased exposure to Treasury Inflation Protected Securities (TIPS). With the new U.S. presidential administration likely to make changes to trade and tax policies, the economic outlook for developing countries (and possibly some developed markets) remains unsettled. As the past year has shown, markets can turn in advance of the real economy.

Largest sectors in common stock holdings	Percent of net assets

Industrials	10.1%
Information technology	10.0
Energy	6.9
Consumer staples	6.4
Health care	5.6

Largest fixed income holdings (by issuer)	Percent of net assets

U.S. Treasury	8.2%
Japanese Government	3.0
Mexican Government	1.3
Irish Government	1.3
Polish Government	1.3

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	30.8%	16.6%	.8%	10.2%	58.4%
Euros	8.0	3.8	.1	—	11.9
Japanese yen	3.3	3.0	.7	—	7.0
British pounds	5.4	1.1	(.9)	—	5.6
Hong Kong dollars	2.2	—	—	—	2.2
Swedish krona	1.3	.2	.5	—	2.0
Swiss francs	1.9	—	—	—	1.9
Canadian dollars	1.5	.4	(.3)	—	1.6
Danish krone	.5	.8	—	—	1.3
Other currencies	3.6	5.4	(.9)	—	8.1

					100.0%

Largest equity securities	Percent of net assets

Microsoft	2.28%
ASML	2.23
Humana	1.69
Nintendo	1.64
JPMorgan Chase	1.46

British American Tobacco	1.46%
Merck	1.36
Amazon	1.22
Home Depot	1.17
Boeing	1.14

26    American Funds Insurance Series

Global Balanced Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio
Class 1	4.73%	6.07%	4.22%	.72%
Class 2	4.48	5.79	3.95	.97
Class 4	4.21	5.77	3.89	1.24

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    27

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Bond Fund gained 2.95% for the 12 months ended December 31, 2016, outpacing its benchmark, the Bloomberg Barclays U.S. Aggregate Index,* which rose 2.65%.

Yields moved higher in the latter half of the year, with the most significant increase occurring in the wake of the U.S. presidential election. The yield on the 10-year Treasury rose over 100 basis points between July and December, a signal that the bond markets are expecting higher inflation. The U.S. economy is expected to expand at or above its current pace as monetary easing begins to wind down.

Corporate bond selection aided results, particularly in the energy sector. A lower weighting in mortgages was helpful as rates began to increase. Stronger expectations for inflation boosted the fund’s Treasury Inflation Protected Securities holdings.

As was largely expected, the Federal Reserve raised interest rates 0.25% in mid-December to a range of 0.50% to 0.75%, and indicated there are likely to be a number of increases in 2017. However, when we consider the Fed’s path in the years ahead, we believe it will not take too aggressive an approach.

On the whole, the U.S. economy is in good shape. While the recent stretch of fiscal exuberance has delighted the markets and could delay the next recession, we prefer markets that run on realism. The new presidential administration has created considerable uncertainty with its rather broad statements on trade, tax reform and spending. As such, we may experience periods of volatility in the months ahead. Nonetheless, we will continue to search the bond market for promising investment opportunities.

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	33.2%
Freddie Mac	10.4
Fannie Mae	7.3
Mexican Government	1.8
Japanese Government	1.4

Ginnie Mae	1.1%
Enbridge Energy Partners	.8
Abbott Laboratories	.7
Morgan Stanley	.7
Allergan	.6

28    American Funds Insurance Series

Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio
Class 1	3.27%	2.56%	3.19%	4.78%	.38%
Class 2	2.95	2.30	2.93	4.52	.63
Class 4	2.80	2.08	2.69	4.27	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    29

Global Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Bond Fund rose 2.71% for the 12 months ended December 31, 2016, while the Bloomberg Barclays Global Aggregate Index1 also rose 2.09%.

The surprise outcome of the presidential election shifted market expectations toward stronger growth, higher inflation and tighter monetary policy. Following a year of strong job growth, the Federal Reserve raised interest rates in December for the first time in 2016. U.S. Treasury yields moved higher and the yield on the benchmark 10-year U.S. Treasury note rose a modest 18 basis points to end the year at 2.45%.

The Bank of Japan introduced a long-term interest rate target in an effort to steepen the yield curve, while the government announced a fiscal stimulus package to combat sluggish economic growth and low inflation. Meanwhile, the European Central Bank and Bank of England’s accommodative monetary policies were targeted at stimulating their respective economies.

The U.S. dollar rose against most other currencies due to global expansion concerns and geopolitical risks. Overall, currency exposure hurt relative results. An overweight position in emerging market currencies, such as the Mexican peso, detracted considerably. On the other hand, the fund benefited from being underweight in the British pound.

Despite the headwind from currencies, the fund benefited from issuer selection and sector allocation, particularly an overweight stance in corporate bonds. As corporate spreads tightened, select issuers in the materials and energy sectors were among the top five contributors.

The portfolio managers are optimistic that our global research will help us identify attractive long-term investment opportunities. As select emerging market currencies have depreciated, emerging market bonds have become more attractive due to favorable valuations.

Percent of net assets

Currency weighting (after hedging) by country	Non-U.S. government bonds by country

United States[2]	49.6%
Japan	14.0
Euro zone[3]	8.0
Hungary	4.9
Poland	4.7
Mexico	4.7
United Kingdom	3.7
Malaysia	2.6
Denmark	2.5
Sweden	1.3
India	1.1
Norway	1.1
Brazil	.8
Thailand	.5
Argentina	.4
South Africa	.3
Philippines	.2
Other	(.4)

Total	100.0%

Euro zone[3]:
Ireland	2.0%
Germany	1.6
Italy	1.0
Spain	1.0
Other	1.9

7.5%
Japan	8.4
Hungary	5.9
Poland	5.1
Mexico	4.8
Malaysia	2.8
India	1.8
Argentina	1.4
United Kingdom	1.3
Brazil	1.2
Other	7.7

Total	47.9%

Largest holdings (by issuer)	Percent of net assets

U.S. Treasury	15.9%
Japanese Government	8.4
Hungarian Government	5.9
Polish Government	5.1
Mexican Government	4.8

Malaysian Government	2.8%
Fannie Mae	2.3
Irish Government	2.0
Indian Government	1.8
German Government	1.6

30    American Funds Insurance Series

Global Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since October 4, 2006)		Expense ratio
Class 1	2.92%	.92%	3.75%	3.91%		.57%
Class 2	2.71	.66	3.49	3.65	[4]	.82
Class 4	2.42	.49	3.27	3.43		1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from October 4, 2006, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: Bloomberg Index Services Ltd.
[2]	Includes U.S. dollar-denominated debt of other countries, totaling 16.8%.
[3]	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Greece, Ireland, Italy, Latvia, Lithuania, Luxembourg, the Netherlands, Slovenia and Spain.
[4]	Global Bond Fund Class 2 shares were first sold on November 6, 2006. Results prior to that date are hypothetical based on Class 1 share results adjusted for estimated additional annual expenses of 0.25%.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    31

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

High-Income Bond Fund gained 17.69% for the 12 months ended December 31, 2016. The fund’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index,* increased 17.13%.

The U.S. economy continued to improve, albeit slowly, while rates stayed low until the presidential election, when they started increasing.

After high-yield markets bottomed in mid-February, there has been a strong and broad recovery in high yield, with the biggest bounce in commodities-related sectors. This rally of commodities, oil and gas, and metals and mining continued in the second half of the year.

During this strong high-yield market, the fund did gradually improve the credit quality of the portfolio. Fundamentals are mostly good, and because valuations are not as attractive, it did warrant taking a little less credit risk — which might have slightly hurt results — but we anticipate good positioning going forward. Default rates remain relatively low, particularly outside the commodities space.

Prospective tax cuts and infrastructure spending could dampen any risk of recession. A slightly stronger economy with less likelihood of recession could put upward pressure on rates across the yield curve. While we are concerned about rates rising, maturities in the high-yield market tend to be shorter than some other markets, which will help dampen the effect of rising rates.

Largest holdings (by issuer)	Percent of net assets

Altice	1.9%
First Quantum Minerals	1.9
Valeant Pharmaceuticals International	1.8
Kinetic Concepts	1.8
Cheniere Energy	1.7

T-Mobile US	1.3%
Ligado Networks	1.3
Tenet Healthcare	1.2
Frontier Communications	1.2
Centene Corporation	1.2

32    American Funds Insurance Series

High-Income Bond Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	17.83%	6.12%	5.54%	8.93%	.49%
Class 2	17.69	5.88	5.29	8.60	.74
Class 3	17.68	5.94	5.36	8.74	.67
Class 4	17.29	5.70	5.07	8.41	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    33

Mortgage Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Mortgage Fund gained 2.25% for the 12 months ended December 31, 2016, while the Bloomberg Barclays U.S. Mortgage-Backed Securities Index* rose 1.67%.

In 2016, yields on U.S. Treasuries, Treasury Inflation Protected Securities (TIPS) and agency mortgage-backed securities increased. The yield on the 10-year U.S. Treasury note rose a modest 18 basis points to end the year at 2.45%.

The fund benefited most from favorable duration. An underweight position in the agency mortgage-backed securities sector, an overweight position in TIPS, and selection of mortgages and other securitized bonds also contributed to relative returns.

The fund is overweight five-year Treasuries and underweight 10-year and longer maturity Treasuries relative to the benchmark. This has helped in recent months and should be additive to results if inflation expectations increase. While the market is pricing in two to three rate hikes a year for the next few years, the portfolio managers’ view is that fewer rate hikes ultimately will be realized.

Breakdown of mortgage-backed obligations	Percent of net assets

30-year pass-throughs:
Freddie Mac	12.4%
Fannie Mae	13.4
Ginnie Mae	17.5

43.3%
Other	18.0

Total	61.3%

34    American Funds Insurance Series

Mortgage Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio
Class 1	2.50%	2.23%	2.81%	.46%
Class 2	2.25	1.98	2.56	.71
Class 4	2.01	1.84	2.40	.96

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    35

Ultra-Short Bond Fund*

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Ultra-Short Bond Fund declined 0.18% for the 12 months ended December 31, 2016, while the Bloomberg Barclays Short-Term Government/Corporate Index† gained 0.80%.

The fund’s return was higher than last year, while yields on three-month Treasury bills ended the year approximately 30 basis points higher. However, short-term interest rates still remain at historically low levels.

The Federal Reserve announced an interest rate hike of 25 basis points in its December 14 meeting. Given markets anticipate an increase in interest rates, we expect returns to continue to advance as short-term rates begin to rise.

36  American Funds Insurance Series

Ultra-Short Bond Fund*

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1.09%		–.16%	.57%	3.58%	.35%
Class 2	–.18	–.41	.32	3.29	.60
Class 3	–.09	–.36	.39	3.39	.53
Class 4	–.45	–.52	.14	3.08	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

*	Effective May 1, 2016, Cash Management Fund was converted to American Funds Insurance Series — Ultra-Short Bond Fund. †Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

Commercial paper	60.5%
Federal agency discount notes	27.4
U.S. Treasury	11.9
Other assets less liabilities	.2

Total	100.0%

American Funds Insurance Series    37

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

U.S. Government/AAA-Rated Securities Fund gained 1.19% for the 12 months ended December 31, 2016, while the Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index* rose 1.31%.

Some of the major themes driving the markets in 2016 were concerns about global economic growth, geopolitical events such as Brexit, U.S. dollar appreciation and strong employment growth. While the markets were anticipating more rate hikes, the Federal Reserve only raised rates one time — in December.

Longer maturity Treasury yields ended the year 10 to 30 basis points higher in yield. Shorter maturity Treasury yields rose more rapidly as the market increasingly priced in an increase in interest rates. Inflation expectations drifted higher as energy prices have rebounded and as labor market conditions have improved.

Throughout 2016, the fund had underweight duration relative to the benchmark, which has generally helped relative returns as yields have risen. The fund also benefited from sector allocation, with U.S. guaranteed agency securities contributing most to the fund.

The portfolio managers have positioned the fund with the expectation that the Fed will be slower to raise rates than is currently priced into the market. They believe that less monetary policy tightening in the U.S. will lead to a steepening of the yield curve and higher inflation expectations.

Breakdown of mortgage-backed obligations	Percent of net assets

30-year pass-throughs:
Freddie Mac	8.8%
Fannie Mae	8.3
Ginnie Mae	4.3

21.4%
15-year pass-throughs	2.1
Other	5.4

Total	28.9%

38    American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio
Class 1	1.44%	1.56%	3.87%	6.00%	.36%
Class 2	1.19	1.29	3.60	5.69	.61
Class 3	1.24	1.37	3.67	5.80	.54
Class 4.99		1.14	3.39	5.48	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008, and July 1, 2010, through December 31, 2010. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2017 (unaudited). See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	Source: Bloomberg Index Services Ltd.

Where the fund’s assets were invested as of December 31, 2016	Percent of net assets

American Funds Insurance Series    39

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 2.52% for the 12 months ended December 31, 2016. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 11.96%. Standard & Poor’s 500 Managed Risk Index — Moderate2 gained 7.27%. Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive2 advanced 7.67%.

While the underlying fund’s strong stock selection in consumer discretionary added to results the most on a relative basis, health care stocks detracted on an absolute and relative basis with Regeneron Pharmaceuticals, Centene and Express Scripts among the top five detractors to relative returns.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	2.89%	5.62%	.87%	.71%
Class P2	2.52	5.28	1.12	.96

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2017 (unaudited). The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

40    American Funds Insurance Series

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund lost 3.05% for the 12 months ended December 31, 2016, trailing the MSCI ACWI (All Country World Index) ex USA,1 which rose 4.50%. Standard & Poor’s EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate2 lost 2.43%. Standard & Poor’s EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive2 lost 3.17%.

The underlying fund’s overweight position and good stock selection in the information technology sector contributed most to relative results. After strong returns in health care in recent years, many holdings lagged.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	–2.59%	–1.54%	1.05%	.89%
Class P2	–3.05	–1.91	1.30	1.14

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2017 (unaudited). The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: MSCI. The MSCI index result reflects reinvestment of distributions and dividends net of withholding taxes.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series    41

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund gained 13.39% for the 12 months ended December 31, 2016. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 11.96%. Standard & Poor’s 500 Managed Risk Index — Moderate2 gained 7.27%. Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive2 advanced 7.67%.

The underlying fund’s overweight position and strong stock selection in energy and industrials companies boosted fund results the most on a relative basis.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	13.77%	7.14%	.92%	.76%
Class P2	13.39	6.77	1.17	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2017 (unaudited). The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

42    American Funds Insurance Series

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund rose 6.08% for the 12 months ended December 31, 2016. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 11.96%. Standard & Poor’s 500 Managed Risk Index — Moderate2 gained 7.27%. Standard & Poor’s 500 Managed Risk Index — Moderate Aggressive2 advanced 7.67%.

The underlying fund’s overweight position and strong stock selection in materials companies added the most to fund results on a relative basis. The fund’s weakest sectors on a relative basis were health care, consumer staples and financials.

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio
Class P1	6.49%	6.38%	.83%	.67%
Class P2	6.08	6.00	1.08	.92

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2017 (unaudited). The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series    43

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

The fund rose 7.27% for the 12 months ended December 31, 2016. Standard & Poor’s 500 Composite Index,1 a market capitalization-weighted index based on the results of 500 widely held common stocks, gained 11.96% over the same period, while the Bloomberg Barclays U.S. Aggregate Index,2 which measures investment-grade U.S. bonds (rated BBB/Baa and above), rose 2.65%. A blend of the two indexes, the 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index,3 advanced 8.31%. Standard & Poor’s 500 Managed Risk Index — Moderate4 gained 7.27%. Standard & Poor’s 500 Managed Risk Index — Moderate Conservative4 advanced 7.06%.

The underlying fund’s holdings in health care contributed the most to relative results, while holdings in the industrials sector were the weakest.

44    American Funds Insurance Series

Managed Risk Asset Allocation Fund

How a $10,000 investment has grown

Average annual total returns based on a $1,000 investment for periods ended December 31, 2016

	1 year	Lifetime (since September 28, 2012)	Gross expense ratio	Expense ratio
Class P1	7.57%	7.25%	.70%	.65%
Class P2	7.27	6.98	.95	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are estimated as of the fund’s prospectus dated May 1, 2017 (unaudited). The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of miscellaneous expenses. Investment results and net expense ratios shown reflect the waiver and reimbursement, without which the results would have been lower and the expenses would have been higher. This waiver and reimbursement will be in effect through at least May 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

[1]	Source: S&P Dow Jones Indices LLC.
[2]	Source: Bloomberg Index Services Ltd.
[3]	Data sources: S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd. The 60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
[4]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index. These indexes are generated and published under agreements between Standard & Poor’s Dow Jones Indices and Milliman Financial Risk Management LLC.

Milliman Financial Risk Management LLC serves as the subadviser with respect to the management of the fund’s managed risk strategy.

American Funds Insurance Series    45

YTD
%CHG
3-yr. ann.
2.7 −6.3
5.1 −4.1
3717.26 ▲ 90.72
P/E, trailing/estimate* 20.69/12.80
Dividend yield 1.88%
65-day
moving average 5000

We believe in investing in global companies for the long term.

A defining characteristic of American Funds is our global research; it serves as the backbone of our investment management system. Research provides our portfolio managers and investment analysts with a comprehensive overview of the potential opportunities and drawbacks of securities under consideration. Another hallmark of our approach is the emphasis we place on investing for the long term. This approach has benefited shareholders of American Funds Insurance Series (AFIS) throughout its 32-year history.

46    American Funds Insurance Series

“We get better insights that we believe will lead to better long-term results for our shareholders. Even our U.S.-oriented funds benefit from this global perspective. That is the core assumption in all this, and we have done a reasonably good job of proving this since our inception.”

During that time, investors have witnessed numerous changes in our increasingly global economy. For example, the popularity of e-commerce and social media has exploded with the advent of the internet. Market growth has been rapid, but not without fluctuations. Since our inception, there have been six significant downturns in the U.S. with losses ranging from 19% to 57% as measured by the Standard & Poor’s 500 Composite Index.* Global markets have been roiled by incidents such as the U.S. savings and loan crisis of the 1980s, the Asian and Russian currency and debt crises of the 1990s, and the more recent Great Recession of 2008–2009. Yet long-term investors would have done well by trusting a solid investment approach during periods of volatility.

Despite these ups and downs, the number and variety of funds offered by the series has expanded, as have total assets under management. When the series was introduced on February 8, 1984, it consisted of four variable funds focused on domestic stock and bond markets. Today there are 18 individual funds and five managed risk funds — many with substantial investments outside the U.S. Assets have grown to more than $120 billion.

With the introduction of International Fund and Global Bond Fund, the series sought investment opportunities outside the U.S. This evolution mirrors one of the most significant developments of the past three decades: globalization. As a result, economies across the globe are now irrevocably linked.

In fact, the rise of emerging markets alone has created many new investment prospects. “Developing markets have expanded in ways that no one could have imagined,” says Don O’Neal, vice chairman of the series. “Billions of people have improved their standard of living.”

Market disruptions and technological advances have been far-reaching contributors to stronger international trade and financial networking. For instance, mobile devices and e-commerce have played a prominent role in shaping

*	Declines are based on price declines of 15% or more (without dividends reinvested) in the unmanaged S&P 500 with 100% recovery between declines (except for a 77% recovery between 3/9/09 and 4/29/11). Source: S&P Dow Jones Indices LLC.

American Funds Insurance Series    47

consumerism and spurring the growth of companies throughout the world.

In China, mobile technology and smartphones have boosted the country’s internet economy. Not only has this contributed to a faster diffusion of ideas, the time between the conception and launch of new products has quickened as well. The soaring popularity of internet companies like Alibaba is evidence of this progression.

As more companies engage in commerce, where a business generates revenue has become more important than its country of domicile in assessing market exposure and the ability to withstand market cycles. We refer to this as The New Geography of Investing.® For this reason, active management supported by a worldwide research operation is more critical than ever.

Global research: the backbone of our investment system

“Our investment analysts are the core of our research, where the ideas get generated,” Don explains. “What’s great about The Capital SystemSM is that on one side we have this vast store of expert knowledge — the investment analysts — and on the other is a reservoir of experience and perspective — the portfolio managers. Combine them with our culture and we have a very solid investment engine.”

Portfolio managers are generalists who make investment choices from a wide range of industries. Each is responsible for a portion of the fund’s portfolio.

Our track record launching funds in different market conditions

Markets on the whole have been tested by significant declines over the past three decades. Over its 32-year history, American Funds Insurance Series has evolved to meet the diverse needs of investors. With its variety of investment options, the series seeks to help investors achieve their long-term financial goals.

Growth of a $10,000 portfolio

(in thousands)

VIG: Growth Fund, VIAA: Asset Allocation Fund, VII: International Fund, VIGBF: Global Bond Fund, VIMRs: Managed Risk Funds

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

From December 31, 1984, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI (All Country World Index) did not exist. MSCI World Index results reflects dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. From December 31, 1984, to December 31, 1989, the Citigroup World Government Bond Index was used because the Bloomberg Barclays Global Aggregate Index did not exist. Sources: Capital Group, Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC.

48    American Funds Insurance Series

They make these choices independent of one another. Another portion is managed by a team of investment analysts who are specialists in different sectors of the economy. The result is a portfolio of stocks and bonds that reflect the highest convictions of our investment professionals.

This process directly complements our long-term approach to investing and was introduced to assist with succession planning. It promotes continuity and consistency, and serves to reduce volatility. The Capital System also emphasizes global integration. Investment analysts across Asia, Europe and the U.S. exchange ideas and offer diverse perspectives. In this way we combine the unique insights, strengths and experience of many individuals. This ongoing dialogue is paramount, particularly during periods of market uncertainty.

The close relationship between portfolio managers and industry analysts also contributes to our deep shared knowledge of companies. While portfolio managers routinely accompany analysts on research trips, equity and fixed income analysts collaborate as well. This kind of teamwork results in a more thorough and accurate assessment of each company and its management.

Looking forward

Our global research network provides a competitive advantage as we search for promising investment opportunities around the world. A broad perspective helps us understand and monitor trends as industries evolve. We maintain a sharp focus, making investment choices one company at a time.

As we navigate the ever-changing market landscape, our goal of delivering superior long-term results for shareholders will remain at the forefront. Having weathered numerous crises, we continue to believe in the importance of maintaining a long view. “The value of investing for the long term is demonstrable, and our firm is an excellent fit for such investors,” Don concludes.  ∎

A diversity of backgrounds and views
International Fund’s four portfolio managers average 21 years of investment experience. As they pursue the fund’s growth objective and seek to manage the risks inherent in investing, they draw on insights gained over a wide variety of market conditions.

Alfonso Barroso, London

Alfonso is an equity portfolio manager with Capital Group. He has 22 years of investment experience, all with Capital. Alfonso has lived in the U.K., the U.S., Indonesia and Spain. He looks for economically resilient companies with a history of steady and attractive earnings, as well as cyclical companies trading at depressed valuations.

Sung Lee, Singapore

Sung is an equity portfolio manager with Capital Group. He has 22 years of investment experience, all with Capital. Sung has lived in Singapore, Tokyo, the U.S. and South Korea. He often finds attractive investments in cash-generative industries such as food & beverage and consumer products.

Jesper Lyckeus, London

Jesper is an equity portfolio manager with Capital Group. He has 22 years of investment experience, 21 of which have been with Capital. Jesper has lived in the U.K., the U.S., Sweden and France. He prefers value stocks that are out of favor in the general investment community.

Christopher Thomsen, London

Christopher is an equity portfolio manager with Capital Group. He has 19 years of investment experience, all with Capital. Chris has lived in the U.K., the U.S., the Philippines, Hong Kong and Japan. He focuses on quality of management and growth at a reasonable price when looking at companies, often finding investments in multinationals that derive significant earnings from developing markets.

American Funds Insurance Series    49

Global Growth Fund

Summary investment portfolio December 31, 2016

Common stocks 94.42%

	Shares	Value (000)

Information technology 25.70%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	34,285,000	$191,998
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,035,000	29,756
ASML Holding NV1	675,542	75,690
ASML Holding NV (New York registered)	516,176	57,915
Nintendo Co., Ltd.[1]	544,200	113,763
Alphabet Inc., Class A2	77,600	61,494
Alphabet Inc., Class C2	63,852	49,282
Facebook, Inc., Class A2	866,685	99,712
Murata Manufacturing Co., Ltd.[1]	704,000	93,750
Microsoft Corp.	1,365,000	84,821
Visa Inc., Class A	998,800	77,926
Broadcom Ltd.	392,200	69,329
Alibaba Group Holding Ltd. (ADR)[2]	781,050	68,584
AAC Technologies Holdings Inc.[1]	5,581,540	50,215
Tencent Holdings Ltd.[1]	1,800,000	43,686
Accenture PLC, Class A	323,151	37,851
Intel Corp.	1,022,500	37,086
Other securities		95,410

		1,338,268

Consumer discretionary 21.07%

Amazon.com, Inc.[2]	384,650	288,438
Home Depot, Inc.	1,038,100	139,188
Priceline Group Inc.[2]	52,225	76,565
Ulta Salon, Cosmetics & Fragrance, Inc.[2]	278,300	70,950
McDonald’s Corp.	504,000	61,347
Industria de Diseño Textil, SA1	1,723,000	58,798
NIKE, Inc., Class B	928,000	47,170
Naspers Ltd., Class N1	221,000	32,201
Other securities		322,449

		1,097,106

Health care 14.23%

Regeneron Pharmaceuticals, Inc.[2]	243,700	89,460
UnitedHealth Group Inc.	551,500	88,262
Novo Nordisk A/S, Class B1	2,418,401	86,868
Express Scripts Holding Co.[2]	722,500	49,701
Merck & Co., Inc.	760,500	44,771
Boston Scientific Corp.[2]	1,979,200	42,810
Sartorius AG, non-registered shares, nonvoting preferred[1]	568,400	42,086
Vertex Pharmaceuticals Inc.[2]	553,194	40,754
Bayer AG1	349,300	36,441
Other securities		220,012

		741,165

Financials 9.58%

JPMorgan Chase & Co.	1,034,520	89,269
AIA Group Ltd.[1]	15,387,900	86,115
Prudential PLC[1]	1,914,934	38,196
Indiabulls Housing Finance Ltd.[1]	3,523,000	33,541
Other securities		251,675

		498,796

Consumer staples 6.38%

Associated British Foods PLC[1]	2,435,000	82,294
British American Tobacco PLC[1]	853,000	48,432
Other securities		201,710

		332,436

50    American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)

Industrials 5.58%

Airbus Group SE, non-registered shares[1]	1,109,500	$73,225
KONE Oyj, Class B1	880,000	39,424
Komatsu Ltd.[1]	1,485,000	33,518
NIBE Industrier AB, Class B1	4,178,285	32,919
Other securities		111,257

		290,343

Energy 4.11%

Reliance Industries Ltd.[1]	3,325,000	52,953
Seven Generations Energy Ltd., Class A2	1,481,325	34,544
Enbridge Inc. (CAD denominated)	768,910	32,356
Schlumberger Ltd.	365,260	30,664
Other securities		63,632

		214,149

Telecommunication services 1.74%

SoftBank Group Corp.[1]	1,176,000	77,637
Other securities		12,703

		90,340

Materials 1.48%

Other securities		77,113

Miscellaneous 4.55%

Other common stocks in initial period of acquisition		236,693

Total common stocks (cost: $3,836,676,000)		4,916,409

Bonds, notes & other debt instruments 0.04%

	Principal amount (000)

U.S. Treasury bonds & notes 0.04%

U.S. Treasury 0.04%

Other securities		2,002

Total bonds, notes & other debt instruments (cost: $2,001,000)		2,002

Short-term securities 4.82%

Microsoft Corp. 0.70% due 2/1/2017[3]	$15,000	14,992
Québec (Province of) 0.53% due 1/6/2017[3]	39,900	39,896
Victory Receivables Corp. 0.73%–0.75% due 1/11/2017–1/24/2017[3]	40,000	39,985
Other securities		156,076

Total short-term securities (cost: $250,932,000)		250,949

Total investment securities 99.28% (cost: $4,089,609,000)		5,169,360
Other assets less liabilities 0.72%		37,360

Net assets 100.00%		$5,206,720

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series    51

Global Growth Fund

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $11,269,000.

			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Sales:
Japanese yen	1/19/2017	Bank of America, N.A.	$5,339	¥581,294	$359

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,469,332,000, which represented 47.43% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $180,668,000, which represented 3.47% of the net assets of the fund.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

¥ = Japanese yen

See Notes to Financial Statements

52    American Funds Insurance Series

Global Small Capitalization Fund

Summary investment portfolio December 31, 2016

Common stocks 92.58%

	Shares	Value (000)

Consumer discretionary 19.37%

Domino’s Pizza, Inc.	335,300	$53,393
Cedar Fair, LP	687,000	44,105
zooplus AG, non-registered shares[1,2]	266,800	34,124
Ted Baker PLC[1]	968,500	33,561
AA PLC[1]	9,674,804	33,002
GVC Holdings PLC[1,2]	4,048,748	32,022
Tele Columbus AG1,2	3,285,000	27,291
Five Below, Inc.[2]	670,900	26,809
Penske Automotive Group, Inc.	473,000	24,520
BCA Marketplace PLC[1]	10,400,000	23,895
Other securities		418,206

		750,928

Information technology 15.79%

Qorvo, Inc.[2]	1,783,038	94,020
Inphi Corp.[2]	887,600	39,605
Kakaku.com, Inc.[1]	1,954,000	32,306
Zoopla Property Group PLC[1]	6,815,620	26,794
VTech Holdings Ltd.[1]	1,975,100	26,374
AAC Technologies Holdings Inc.[1]	2,563,061	23,059
Other securities		370,155

		612,313

Health care 14.45%

GW Pharmaceuticals PLC (ADR)[2]	687,950	76,878
China Biologic Products, Inc.[2]	503,000	54,083
Insulet Corp.[2]	1,345,633	50,703
athenahealth, Inc.[2]	342,000	35,968
NuVasive, Inc.[2]	501,750	33,798
Illumina, Inc.[2]	260,400	33,342
Ultragenyx Pharmaceutical Inc.[2]	372,768	26,209
Hikma Pharmaceuticals PLC[1]	1,039,000	24,101
CryoLife, Inc.	1,232,300	23,598
Other securities		201,501

		560,181

Financials 8.26%

Essent Group Ltd.[2]	1,579,064	51,114
Webster Financial Corp.	703,700	38,197
Kotak Mahindra Bank Ltd.[1]	3,282,732	34,817
Texas Capital Bancshares, Inc.[2]	356,222	27,928
Kemper Corp.	550,000	24,365
Avanza Bank Holding AB1	544,486	22,042
Other securities		121,714

		320,177

Energy 7.73%

Laredo Petroleum, Inc.[2]	4,534,000	64,111
InterOil Corp.[2]	1,184,235	56,346
SM Energy Co.	808,700	27,884
Carrizo Oil & Gas, Inc.[2]	733,473	27,395
Whitecap Resources Inc.	2,638,880	23,900
Other securities		100,125

		299,761

Industrials 7.35%

International Container Terminal Services, Inc.[1]	30,840,000	44,403
ITT Inc.	823,000	31,743
Other securities		208,627

		284,773

American Funds Insurance Series    53

Global Small Capitalization Fund

Common stocks (continued)

	Shares	Value (000)

Materials 6.03%

Lundin Mining Corp.[2]	7,025,000	$33,486
Buzzi Unicem SPA[1]	1,357,000	32,112
Other securities		168,046

		233,644

Consumer staples 4.77%

COSMOS Pharmaceutical Corp.[1]	193,900	35,737
Sprouts Farmers Market, Inc.[2]	1,541,700	29,169
Other securities		120,169

		185,075

Utilities 2.32%

ENN Energy Holdings Ltd.[1]	9,515,700	38,980
Other securities		50,943

		89,923

Other 1.72%

Other securities		66,766

Miscellaneous 4.79%

Other common stocks in initial period of acquisition		185,906

Total common stocks (cost: $3,373,784,000)		3,589,447

Rights & warrants 0.01%

Real estate 0.01%

Other securities		270

Total rights & warrants (cost: $16,000)		270

Bonds, notes & other debt instruments 0.18%

	Principal amount (000)

U.S. Treasury bonds & notes 0.09%

U.S. Treasury 0.09%

Other securities		3,594

Corporate bonds & notes 0.09%

Energy 0.09%

Other securities		3,474

Total bonds, notes & other debt instruments (cost: $5,159,000)		7,068

Short-term securities 7.37%

Bank of Montreal 1.08% due 3/21/2017	$25,000	24,943
Federal Home Loan Bank 0.44%–0.52% due 1/11/2017–2/22/2017	85,000	84,979
Gotham Funding Corp. 1.15% due 4/3/2017[3]	25,000	24,935
Liberty Street Funding Corp. 1.05% due 3/15/2017[3]	25,000	24,955
Mizuho Bank, Ltd. 0.70% due 2/2/2017[3]	25,000	24,983
Québec (Province of) 0.53% due 1/6/2017[3]	44,900	44,896
Total Capital Canada Ltd. 0.75% due 1/17/2017[3]	50,000	49,987
Other securities		5,800

Total short-term securities (cost: $285,453,000)		285,478

Total investment securities 100.14% (cost: $3,664,412,000)		3,882,263
Other assets less liabilities (0.14)%		(5,409)

Net assets 100.00%		$3,876,854

54    American Funds Insurance Series

Global Small Capitalization Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $8,713,000, an aggregate cost of $8,280,000, and which represented .22% of the net assets of the fund) was acquired on 5/1/2015 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $85,443,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Sales:
British pounds	1/11/2017	HSBC Bank	$42,412	£34,000	$493
British pounds	1/26/2017	Citibank	$15,236	£12,190	202
Euros	1/6/2017	JPMorgan Chase	$9,945	€9,091	370
Euros	1/9/2017	Citibank	$11,278	€10,438	283
Euros	1/26/2017	HSBC Bank	$3,844	€3,672	(28)
Euros	1/27/2017	Barclays Bank PLC	$2,817	€2,691	(20)
Japanese yen	1/12/2017	UBS AG	$3,828	¥437,000	86

					$1,386

American Funds Insurance Series    55

Global Small Capitalization Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2016 (000)
Time Technoplast Ltd.[1]	11,888,000	—	—	11,888,000	$98	$15,917
Victoria Oil & Gas PLC[1,2]	6,966,560	—	—	6,966,560	—	3,005
Indochine Mining Ltd.[1,2]	73,199,466	—	73,016,468	182,998	—	—
Canadian Overseas Petroleum Ltd.[2,4]	11,225,000	—	—	11,225,000	—	—
Canadian Overseas Petroleum Ltd.[2,3,4]	8,000,000	—	—	8,000,000	—	—
Canadian Overseas Petroleum Ltd. (GBP denominated)[1,2,4]	6,050,000	—	—	6,050,000	—	—
Canadian Overseas Petroleum Ltd., warrants, expire 2017[1,2,4]	2,555,000	—	—	2,555,000	—	—
JVM Co., Ltd.[1,2,4]	411,500	—	411,500	—	30	—
Mauna Kea Technologies SA2,4	958,400	—	958,400	—	—	—
Sylvania Platinum Ltd. (CDI)[1,2,4]	15,000,000	—	15,000,000	—	—	—
zooplus AG, non-registered shares[1,2,4]	357,716	—	90,916	266,800	—	—

					$128	$18,922

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,612,372,000, which represented 41.59% of the net assets of the fund. This amount includes $1,600,921,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $187,639,000, which represented 4.84% of the net assets of the fund.
[4]	Unaffiliated issuer at 12/31/2016.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

€ = Euros

GBP/£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

56    American Funds Insurance Series

Growth Fund

Summary investment portfolio December 31, 2016

Common stocks 94.56%

	Shares	Value (000)

Information technology 26.13%

Facebook, Inc., Class A1	7,788,185	$896,031
Microsoft Corp.	11,095,000	689,443
Apple Inc.	4,905,300	568,132
Broadcom Ltd.	2,880,800	509,239
ASML Holding NV (New York registered)	2,224,016	249,534
ASML Holding NV2	1,808,186	202,596
Alphabet Inc., Class C1	270,241	208,578
Alphabet Inc., Class A1	254,000	201,282
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	59,537,000	333,409
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,675,392	48,168
Visa Inc., Class A	2,120,000	165,402
Intel Corp.	3,950,000	143,267
TE Connectivity Ltd.	2,015,000	139,599
Akamai Technologies, Inc.[1]	2,040,000	136,027
Other securities		1,140,965

		5,631,672

Consumer discretionary 21.21%

Amazon.com, Inc.[1]	1,614,607	1,210,745
Home Depot, Inc.	3,890,000	521,571
Comcast Corp., Class A	7,257,351	501,120
Charter Communications, Inc., Class A1	1,287,320	370,645
Ulta Salon, Cosmetics & Fragrance, Inc.[1]	1,120,000	285,533
Netflix, Inc.[1]	1,971,000	244,010
Priceline Group Inc.[1]	136,331	199,869
Tesla Motors, Inc.[1]	927,500	198,197
Starbucks Corp.	3,510,000	194,875
MGM Resorts International[1]	5,743,400	165,582
Other securities		678,854

		4,571,001

Health care 13.18%

UnitedHealth Group Inc.	3,645,000	583,346
Regeneron Pharmaceuticals, Inc.[1]	697,750	256,137
Centene Corp.[1]	4,266,652	241,109
Humana Inc.	993,200	202,643
Express Scripts Holding Co.[1]	2,809,908	193,294
Incyte Corp.[1]	1,921,500	192,669
Thermo Fisher Scientific Inc.	1,065,000	150,271
Vertex Pharmaceuticals Inc.[1]	2,023,000	149,034
Medtronic PLC	1,830,000	130,351
Other securities		742,037

		2,840,891

Energy 10.86%

Schlumberger Ltd.	4,727,000	396,832
Concho Resources Inc.[1]	1,960,000	259,896
EOG Resources, Inc.	2,492,400	251,982
Suncor Energy Inc.	5,502,090	179,899
Noble Energy, Inc.	3,958,000	150,641
Chevron Corp.	1,200,000	141,240
Halliburton Co.	2,500,000	135,225
Other securities		823,567

		2,339,282

American Funds Insurance Series    57

Growth Fund

Common stocks (continued)

	Shares	Value (000)

Financials 9.60%

Berkshire Hathaway Inc., Class A1	1,893	$462,121
Berkshire Hathaway Inc., Class B1	363,734	59,281
JPMorgan Chase & Co.	2,683,720	231,578
Onex Corp.	2,342,800	159,450
Legal & General Group PLC[2]	45,158,246	137,542
Other securities		1,018,454

		2,068,426

Industrials 5.74%

Boeing Co.	1,444,800	224,927
Rockwell Collins, Inc.	1,775,000	164,649
Other securities		848,264

		1,237,840

Consumer staples 4.62%

Philip Morris International Inc.	2,470,000	225,980
Constellation Brands, Inc., Class A	1,075,000	164,808
Kraft Heinz Co.	1,803,199	157,455
Coca-Cola Co.	3,245,000	134,538
Other securities		312,481

		995,262

Telecommunication services 1.11%

Zayo Group Holdings, Inc.[1]	6,549,000	215,200
Other securities		25,132

		240,332

Other 1.27%

Other securities		272,832

Miscellaneous 0.84%

Other common stocks in initial period of acquisition		180,202

Total common stocks (cost: $14,086,577,000)		20,377,740

Convertible stocks 0.06%

Consumer discretionary 0.06%

Other securities		13,104

Total convertible stocks (cost: $10,650,000)		13,104

Convertible bonds 0.02%

	Principal amount (000)

Miscellaneous 0.02%

Other convertible bonds in initial period of acquisition		4,481

Total convertible bonds (cost: $5,000,000)		4,481

58    American Funds Insurance Series

Growth Fund

Short-term securities 5.46%

	Principal amount (000)	Value (000)

Apple Inc. 0.71% due 2/14/2017[3]	$75,000	$74,948
Chevron Corp. 0.60%–0.67% due 2/2/2017–2/7/2017[3]	80,000	79,944
Federal Home Loan Bank 0.38%–0.53% due 1/6/2017–2/24/2017	221,600	221,530
Microsoft Corp. 0.67%–0.89% due 1/17/2017–3/21/2017[3]	110,000	109,908
Other securities		688,641

Total short-term securities (cost: $1,174,918,000)		1,174,971

Total investment securities 100.10% (cost: $15,277,145,000)		21,570,296
Other assets less liabilities (0.10)%		(20,546)

Net assets 100.00%		$21,549,750

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with aggregate value of $21,743,000, an aggregate cost of $19,586,000, and which represented .10% of the net assets of the fund) were acquired from 5/22/2015 to 12/1/2016 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. One of the securities listed below is included in the value of “Other securities” under the respective industry sector in the summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 12/31/2016 (000)
KGen Power Corp.[1,2,4]	3,166,128	—	3,166,128	—	$—	$—
Oshkosh Corp.[4]	4,947,000	—	4,760,853	186,147	2,166	—

					$2,166	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,378,737,000, which represented 6.40% of the net assets of the fund. This amount includes $1,356,994,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $577,099,000, which represented 2.68% of the net assets of the fund.
[4]	Unaffiliated issuer at 12/31/2016.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series    59

International Fund

Summary investment portfolio December 31, 2016

Common stocks 91.33%

	Shares	Value (000)

Financials 15.28%

AIA Group Ltd.[1]	34,971,700	$195,711
HDFC Bank Ltd.[1]	8,854,600	172,651
HDFC Bank Ltd. (ADR)	352,300	21,378
BNP Paribas SA1	1,996,322	127,168
Barclays PLC[1]	46,061,039	126,528
Prudential PLC[1]	5,142,265	102,568
UBS Group AG1	4,796,651	75,091
Kotak Mahindra Bank Ltd.[1]	6,186,048	65,610
Credit Suisse Group AG1	3,667,625	52,370
Other securities		199,873

		1,138,948

Information technology 12.76%

Tencent Holdings Ltd.[1]	9,635,499	233,856
Alibaba Group Holding Ltd. (ADR)[2]	1,873,200	164,486
Samsung Electronics Co., Ltd.[1]	108,596	160,457
Nintendo Co., Ltd.[1]	474,646	99,223
ASML Holding NV1	693,834	77,740
Other securities		215,611

		951,373

Consumer discretionary 12.71%

Altice NV, Class A1,2	7,869,893	155,667
Altice NV, Class B1,2	1,118,127	22,236
Kering SA1	477,249	106,992
Galaxy Entertainment Group Ltd.[1]	18,326,000	78,841
Toyota Motor Corp.[1]	1,103,000	64,393
Naspers Ltd., Class N1	416,600	60,701
Sands China Ltd.[1]	13,028,000	56,031
Other securities		402,639

		947,500

Health care 9.49%

Novartis AG1	3,096,974	225,270
Grifols, SA, Class B, preferred nonvoting, non-registered shares[1]	3,304,730	52,998
Grifols, SA, Class A, non-registered shares[1]	881,000	17,504
Grifols, SA, Class B (ADR)	793,690	12,755
UCB SA1	1,272,900	81,476
Sysmex Corp.[1]	1,161,823	67,157
Takeda Pharmaceutical Co. Ltd.[1]	1,408,500	58,171
Teva Pharmaceutical Industries Ltd. (ADR)	1,525,300	55,292
Other securities		136,660

		707,283

Materials 8.64%

HeidelbergCement AG1	1,052,809	98,221
Nitto Denko Corp.[1]	1,092,000	83,613
Glencore PLC[1,2]	24,853,000	83,533
First Quantum Minerals Ltd.	7,199,000	71,580
Other securities		307,381

		644,328

Industrials 8.24%

Airbus Group SE, non-registered shares[1]	2,559,364	168,914
Rolls-Royce Holdings PLC[1,2]	9,055,400	74,470
Other securities		370,716

		614,100

60    American Funds Insurance Series

International Fund

Common stocks

	Shares	Value (000)
Consumer staples 7.53%

Nestlé SA1	1,317,700	$94,513
Pernod Ricard SA1	717,437	77,721
AMOREPACIFIC Corp.[1]	262,800	69,875
British American Tobacco PLC[1]	1,182,000	67,113
Associated British Foods PLC[1]	1,979,588	66,903
Other securities		185,625

		561,750

Utilities 5.20%

Power Grid Corp. of India Ltd.[1]	35,497,206	95,891
Cheung Kong Infrastructure Holdings Ltd.[1]	7,942,000	63,167
ENN Energy Holdings Ltd.[1]	12,732,000	52,155
Other securities		176,529

		387,742

Energy 4.91%

Royal Dutch Shell PLC, Class B1	2,996,561	85,509
Royal Dutch Shell PLC, Class A1	2,050,421	56,499
Other securities		223,941

		365,949

Telecommunication services 3.40%

Nippon Telegraph and Telephone Corp.[1]	1,948,000	81,886
SoftBank Group Corp.[1]	911,900	60,201
Other securities		111,262

		253,349

Real estate 2.19%

Cheung Kong Property Holdings Ltd.[1]	12,918,528	78,340
Other securities		84,602

		162,942

Miscellaneous 0.98%

Other common stocks in initial period of acquisition		73,165

Total common stocks (cost: $6,453,721,000)		6,808,429

Bonds, notes & other debt instruments 1.04%

	Principal amount (000)

Corporate bonds & notes 0.65%

Materials 0.49%

First Quantum Minerals Ltd. 7.00%–7.25% 2021–2022[3]	$29,445	29,186
Other securities		7,050

		36,236

Energy 0.16%

Other securities		12,380

Total corporate bonds & notes		48,616

U.S. Treasury bonds & notes 0.31%

U.S. Treasury 0.31%

U.S. Treasury 0.875% 2017[4]	22,835	22,854

Bonds & notes of governments outside the U.S. 0.08%

Other securities		5,999

Total bonds, notes & other debt instruments (cost: $69,936,000)		77,469

American Funds Insurance Series    61

International Fund

Short-term securities 7.37%

	Principal amount (000)	Value (000)

Bank of Montreal 1.10%–1.11% due 2/1/2017–4/3/2017	$75,900	$75,779
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.63% due 1/6/2017	13,800	13,798
Fairway Finance Corp. 0.93% due 3/13/2017[3]	8,800	8,785
Federal Home Loan Bank 0.42%–0.49% due 1/9/2017–2/21/2017	80,400	80,367
Gotham Funding Corp. 0.92% due 2/13/2017[3]	55,100	55,050
Mizuho Bank, Ltd. 0.70% due 1/30/2017[3]	54,300	54,267
Sumitomo Mitsui Banking Corp. 0.73% due 1/18/2017[3]	52,100	52,083
U.S. Treasury Bills 0.40%–0.52% due 1/5/2017–4/6/2017	103,100	103,062
Victory Receivables Corp. 0.74% due 1/11/2017[3]	50,000	49,991
Other securities		56,266

Total short-term securities (cost: $549,423,000)		549,448

Total investment securities 99.74% (cost: $7,073,080,000)		7,435,346
Other assets less liabilities 0.26%		19,529

Net assets 100.00%		$7,454,875

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

62    American Funds Insurance Series

International Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $290,958,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Sales:
Euros	1/10/2017	Barclays Bank PLC	$16,784	€15,545	$408
Euros	1/10/2017	JPMorgan Chase	$7,791	€7,216	190
Euros	1/23/2017	Barclays Bank PLC	$130,424	€125,000	(1,336)
Euros	1/26/2017	HSBC Bank	$8,873	€8,477	(63)
Euros	1/26/2017	Bank of America, N.A.	$23,103	€22,080	(174)
Euros	2/24/2017	HSBC Bank	$3,829	€3,666	(40)
Japanese yen	2/17/2017	JPMorgan Chase	$22,843	¥2,686,677	(203)
Japanese yen	2/17/2017	Citibank	$45,677	¥5,373,353	(414)
Japanese yen	2/24/2017	Barclays Bank PLC	$56,819	¥6,682,000	(512)

					$(2,144)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $6,197,096,000, which represented 83.13% of the net assets of the fund. This amount includes $6,024,446,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $308,111,000, which represented 4.13% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $71,000, which represented less than .01% of the net assets of the fund.

Key to abbreviation and symbols

ADR = American Depositary Receipts

€ = Euros

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series    63

New World Fund

Summary investment portfolio December 31, 2016

Common stocks 83.03%

	Shares	Value (000)

Information technology 14.42%

Murata Manufacturing Co., Ltd.[1]	656,000	$87,358
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	10,757,000	60,240
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	540,000	15,525
Baidu, Inc., Class A (ADR)[2]	250,700	41,217
AAC Technologies Holdings Inc.[1]	4,423,500	39,796
Alphabet Inc., Class C2	25,946	20,026
Alphabet Inc., Class A2	16,900	13,392
Broadcom Ltd.	130,300	23,033
Alibaba Group Holding Ltd. (ADR)[2]	249,550	21,913
MasterCard Inc., Class A	200,000	20,650
Other securities		74,227

		417,377

Financials 13.17%

UniCredit SpA[1]	21,925,000	63,030
HDFC Bank Ltd.[1]	1,385,100	27,007
HDFC Bank Ltd. (ADR)	208,400	12,646
Citigroup Inc.	560,000	33,281
ICICI Bank Ltd.[1]	6,053,830	22,699
ICICI Bank Ltd. (ADR)	1,100,500	8,243
Housing Development Finance Corp. Ltd.[1]	1,604,700	29,830
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	5,441,500	27,586
AIA Group Ltd.[1]	4,291,600	24,017
Sberbank of Russia PJSC (ADR)[1]	1,150,000	13,280
Sberbank of Russia PJSC (ADR)	682,500	7,903
Capitec Bank Holdings Ltd.[1]	413,438	20,938
Other securities		90,687

		381,147

Consumer discretionary 12.63%

Naspers Ltd., Class N1	395,419	57,615
Domino’s Pizza, Inc.	310,000	49,364
Ctrip.com International, Ltd. (ADR)[2]	963,600	38,544
Matahari Department Store Tbk PT1	28,777,400	32,124
Kroton Educacional SA, ordinary nominative	6,786,000	27,793
Other securities		160,036

		365,476

Energy 9.56%

Reliance Industries Ltd.[1]	5,492,302	87,469
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	3,575,674	36,150
United Tractors Tbk PT1	19,029,300	29,987
CNOOC Ltd.[1]	21,621,100	26,694
Other securities		96,421

		276,721

Health care 6.92%

China Biologic Products, Inc.[2]	380,800	40,944
Hypermarcas SA, ordinary nominative	3,730,800	29,952
Novo Nordisk A/S, Class B1	586,600	21,070
Other securities		108,109

		200,075

Consumer staples 6.05%

Lenta Ltd. (GDR)[1,2]	5,241,024	42,941
Lenta Ltd. (GDR)[1,2,3]	1,053,300	8,630
CP ALL PCL[1]	16,826,500	29,322
Nestlé SA1	295,696	21,209
Other securities		72,987

		175,089

64    American Funds Insurance Series

New World Fund

Common stocks

	Shares	Value (000)

Materials 5.94%

ArcelorMittal SA1,2	10,556,683	$77,831
Vale SA, Class A, preferred nominative	4,350,000	31,195
Klabin SA, units	4,692,000	25,545
Other securities		37,333

		171,904

Industrials 5.30%

Airbus Group SE, non-registered shares[1]	581,929	38,406
Eicher Motors Ltd.[1]	104,200	33,388
Other securities		81,507

		153,301

Telecommunication services 2.05%

SoftBank Group Corp.[1]	461,400	30,460
Other securities		28,853

		59,313

Real estate 1.05%

American Tower Corp. REIT	245,000	25,892
Other securities		4,425

		30,317

Utilities 0.95%

Other securities		27,439

Miscellaneous 4.99%

Other common stocks in initial period of acquisition		144,465

Total common stocks (cost: $2,144,710,000)		2,402,624

Rights & warrants 1.18%

Consumer staples 1.06%

Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2018[1,3]	5,330,000	22,473
Other securities		8,174

Consumer discretionary 0.12%

Other securities		3,636

Total rights & warrants (cost: $40,814,000)		34,283

Bonds, notes & other debt instruments 4.80%

	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 4.18%

Russian Federation 8.15% 2027	RUB	2,470,000	40,254
Russian Federation 7.00%–7.60% 2021–2023		185,000	2,929
Other securities			77,874

			121,057

Corporate bonds & notes 0.57%

Energy 0.31%

Petrobras Global Finance Co. 4.38%–8.75% 2021–2115		3,047	2,983
Other securities			6,096

			9,079

Materials 0.02%

Vale Overseas Ltd. 6.25% 2026		618	644

American Funds Insurance Series    65

New World Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes (continued)

Other 0.24%

Other securities		$6,720

Total corporate bonds & notes		16,443

U.S. Treasury bonds & notes 0.05%

U.S. Treasury 0.05%

Other securities		1,501

Total bonds, notes & other debt instruments (cost: $131,714,000)		139,001

Short-term securities 10.94%

Bank of Montreal 0.63% due 1/9/2017	$30,000	29,995
Export Development Canada 0.83% due 2/27/2017	20,000	19,979
Federal Home Loan Bank 0.45%–0.56% due 1/18/2017–3/29/2017	47,000	46,974
Freddie Mac 0.47% due 2/2/2017	20,000	19,993
Gotham Funding Corp. 1.15% due 4/3/2017[3]	25,000	24,935
Liberty Street Funding Corp. 1.05% due 3/15/2017[3]	25,000	24,954
PepsiCo Inc. 0.64% due 1/30/2017[3]	20,000	19,991
Total Capital Canada Ltd. 0.75% due 1/17/2017[3]	50,000	49,987
Victory Receivables Corp. 0.82% due 1/18/2017[3]	50,000	49,984
Other securities		29,838

Total short-term securities (cost: $316,595,000)		316,630

Total investment securities 99.95% (cost: $2,633,833,000)		2,892,538
Other assets less liabilities 0.05%		1,327

Net assets 100.00%		$2,893,865

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

66    American Funds Insurance Series

New World Fund

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $12,356,000.

			Contract amount			Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)		at 12/31/2016 (000)
Sales:
Colombian pesos	1/13/2017	JPMorgan Chase	$365	COP	1,127,350	$(9)
Colombian pesos	1/20/2017	Bank of America, N.A.	$775	COP	2,311,700	8
Euros	1/23/2017	HSBC Bank	$281		€265	2
Euros	2/24/2017	HSBC Bank	$554		€530	(6)
Indian rupees	1/11/2017	Citibank	$644	INR	44,350	(9)
Indian rupees	1/11/2017	JPMorgan Chase	$3,735	INR	257,150	(50)
Indian rupees	1/25/2017	JPMorgan Chase	$464	INR	31,418	3
Japanese yen	2/16/2017	Bank of America, N.A.	$1,331		¥153,000	19
Japanese yen	2/17/2017	UBS AG	$549		¥63,000	8
Mexican pesos	1/10/2017	HSBC Bank	$886	MXN	18,300	6
Mexican pesos	1/11/2017	Citibank	$434	MXN	9,000	1
Mexican pesos	1/12/2017	HSBC Bank	$148	MXN	3,075	— [4]
South African rand	1/10/2017	JPMorgan Chase	$268	ZAR	3,700	(1)
South African rand	1/20/2017	Bank of America, N.A.	$893	ZAR	12,200	8
Turkish lira	1/6/2017	JPMorgan Chase	$251	TRY	785	29
Turkish lira	1/13/2017	Citibank	$142	TRY	500	— [4]
Turkish lira	1/24/2017	Bank of America, N.A.	$502	TRY	1,775	1

						$10

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,522,635,000, which represented 52.62% of the net assets of the fund. This amount includes $1,458,989,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $261,280,000, which represented 9.03% of the net assets of the fund.
[4]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

COP = Colombian pesos

€ = Euros

GDR = Global Depositary Receipts

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

RUB = Russian rubles

TRY = Turkish lira

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series    67

Blue Chip Income and Growth Fund

Summary investment portfolio December 31, 2016

Common stocks 92.66%

	Shares	Value (000)

Information technology 14.12%

Intel Corp.	7,487,200	$271,561
Apple Inc.	1,974,580	228,696
Texas Instruments Inc.	2,630,000	191,911
Western Union Co.	8,225,000	178,647
Oracle Corp.	3,150,000	121,117
Broadcom Ltd.	492,527	87,064
Microsoft Corp.	1,400,000	86,996
Other securities		54,777

		1,220,769

Health care 13.39%

AbbVie Inc.	6,338,800	396,936
Amgen Inc.	1,856,500	271,439
Medtronic PLC	1,460,000	103,996
Teva Pharmaceutical Industries Ltd. (ADR)	2,260,800	81,954
Gilead Sciences, Inc.	959,812	68,732
Bristol-Myers Squibb Co.	1,125,000	65,745
Other securities		168,104

		1,156,906

Energy 12.26%

Exxon Mobil Corp.	3,166,000	285,763
Halliburton Co.	4,795,700	259,399
Canadian Natural Resources, Ltd.	7,677,150	244,748
Noble Energy, Inc.	2,488,000	94,693
ConocoPhillips	1,500,000	75,210
Other securities		99,839

		1,059,652

Financials 11.10%

JPMorgan Chase & Co.	3,678,200	317,392
American International Group, Inc.	2,536,750	165,675
Citigroup Inc.	2,312,000	137,402
Prudential Financial, Inc.	1,295,000	134,758
Goldman Sachs Group, Inc.	531,000	127,148
Other securities		76,557

		958,932

Industrials 9.79%

Norfolk Southern Corp.	952,000	102,883
Boeing Co.	659,000	102,593
CSX Corp.	2,850,000	102,400
Caterpillar Inc.	904,000	83,837
Illinois Tool Works Inc.	650,000	79,599
Union Pacific Corp.	750,000	77,760
General Dynamics Corp.	450,000	77,697
General Electric Co.	2,400,000	75,840
Other securities		143,950

		846,559

Consumer staples 9.59%

Altria Group, Inc.	3,754,000	253,846
Kraft Heinz Co.	1,076,666	94,015
Philip Morris International Inc.	1,000,000	91,490
Mondelez International, Inc.	1,580,000	70,041
Reynolds American Inc.	1,108,000	62,092
Other securities		256,973

		828,457

68    American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks

	Shares	Value (000)

Telecommunication services 5.89%

AT&T Inc.	6,624,000	$281,718
Verizon Communications Inc.	4,265,171	227,675

		509,393

Materials 4.90%

Freeport-McMoRan Inc.[1]	12,908,000	170,257
Vale SA, Class A, preferred nominative (ADR)	12,719,337	87,636
Vale SA, ordinary nominative (ADR)	460,500	3,509
Other securities		162,243

		423,645

Consumer discretionary 4.81%

Las Vegas Sands Corp.	2,458,000	131,282
Amazon.com, Inc.[1]	104,500	78,361
General Motors Co.	2,000,000	69,680
McDonald’s Corp.	500,000	60,860
Other securities		75,869

		416,052

Utilities 1.69%

Exelon Corp.	2,263,000	80,314
Other securities		65,338

		145,652

Real estate 0.40%

Other securities		34,708

Miscellaneous 4.72%

Other common stocks in initial period of acquisition		408,090

Total common stocks (cost: $6,264,454,000)		8,008,815

Short-term securities 7.26%

	Principal amount (000)

Apple Inc. 0.53% due 1/18/2017[2]	$20,000	19,995
Chevron Corp. 0.60%–0.80% due 2/6/2017–3/13/2017[2]	115,000	114,875
Federal Home Loan Bank 0.47%–0.54% due 1/13/2017–3/22/2017	303,800	303,643
Microsoft Corp. 0.60%–0.78% due 1/4/2017–2/13/2017[2]	45,000	44,982
Other securities		143,754

Total short-term securities (cost: $627,211,000)		627,249

Total investment securities 99.92% (cost: $6,891,665,000)		8,636,064
Other assets less liabilities 0.08%		7,174

Net assets 100.00%		$8,643,238

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series    69

Blue Chip Income and Growth Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $199,751,000, which represented 2.31% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

70    American Funds Insurance Series

Global Growth and Income Fund

Summary investment portfolio December 31, 2016

Common stocks 91.66%

	Shares	Value (000)

Information technology 17.35%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	11,845,800	$66,337
Microsoft Corp.	890,000	55,305
Nintendo Co., Ltd.[1]	225,000	47,035
Broadcom Ltd.	200,000	35,354
Murata Manufacturing Co., Ltd.[1]	183,000	24,369
Apple Inc.	185,000	21,427
Alibaba Group Holding Ltd. (ADR)[2]	160,000	14,050
TE Connectivity Ltd.	200,000	13,856
Facebook, Inc., Class A2	120,000	13,806
Other securities		53,907

		345,446

Financials 13.99%

ICICI Bank Ltd.[1]	4,550,000	17,060
ICICI Bank Ltd. (ADR)	2,000,000	14,980
UniCredit SpA[1]	8,150,000	23,430
JPMorgan Chase & Co.	267,000	23,039
Capital One Financial Corp.	205,000	17,884
CME Group Inc., Class A	145,500	16,783
Prudential PLC[1]	807,000	16,097
National Australia Bank Ltd.[1]	680,000	15,009
First Republic Bank	155,000	14,282
Other securities		120,081

		278,645

Consumer discretionary 9.88%

ProSiebenSat.1 Media SE1	616,945	23,850
Amazon.com, Inc.[2]	25,000	18,747
Home Depot, Inc.	135,000	18,101
Continental AG1	81,000	15,768
Steinhoff International Holdings NV1	2,990,000	15,440
Other securities		104,866

		196,772

Industrials 9.23%

Airbus Group SE, non-registered shares[1]	374,000	24,684
Lockheed Martin Corp.	85,500	21,370
Boeing Co.	120,000	18,682
Flughafen Zürich AG1	95,000	17,626
Grupo Aeroportuario del Pacífico SAB de CV	2,080,000	17,106
United Continental Holdings, Inc.[2]	225,000	16,398
Other securities		67,988

		183,854

Energy 8.48%

Royal Dutch Shell PLC, Class B (ADR)	502,000	29,101
Royal Dutch Shell PLC, Class A (ADR)	138,515	7,533
Chevron Corp.	257,000	30,249
BP PLC[1]	4,000,000	24,854
Other securities		77,051

		168,788

Health care 7.52%

UnitedHealth Group Inc.	306,100	48,988
Merck & Co., Inc.	335,900	19,774
Regeneron Pharmaceuticals, Inc.[2]	46,000	16,886
Medtronic PLC	226,000	16,098
Other securities		48,001

		149,747

American Funds Insurance Series    71

Global Growth and Income Fund

Common stocks (continued)

	Shares	Value (000)

Consumer staples 7.16%

British American Tobacco PLC[1]	807,000	$45,821
Nestlé SA1	379,700	27,234
Walgreens Boots Alliance, Inc.	210,500	17,421
Procter & Gamble Co.	191,222	16,078
Other securities		36,053

		142,607

Materials 5.28%

E.I. du Pont de Nemours and Co.	350,000	25,690
ArcelorMittal SA1,2	3,000,000	22,118
James Hardie Industries PLC (CDI)[1]	950,000	15,042
Other securities		42,354

		105,204

Utilities 4.18%

Infraestructura Energética Nova, SAB de CV	6,606,884	28,790
DONG Energy AS1,2	491,552	18,604
Other securities		35,808

		83,202

Real estate 3.23%

MGM Growth Properties LLC REIT, Class A	943,856	23,889
Crown Castle International Corp. REIT	163,000	14,144
Other securities		26,346

		64,379

Telecommunication services 0.77%

Other securities		15,407

Miscellaneous 4.59%

Other common stocks in initial period of acquisition		91,362

Total common stocks (cost: $1,602,338,000)		1,825,413

Preferred securities 0.02%

Consumer discretionary 0.02%

Other securities		486

Total preferred securities (cost: $256,000)		486

Bonds, notes & other debt instruments 2.40%

	Principal amount (000)
Corporate bonds & notes 2.32%

Telecommunication services 1.75%

Numericable Group SA 7.375% 2026[3]	$14,800	15,170
Sprint Nextel Corp. 7.25% 2021	18,500	19,703

		34,873

Materials 0.57%

Other securities		11,328

Total corporate bonds & notes		46,201

U.S. Treasury bonds & notes 0.08%

U.S. Treasury 0.08%

Other securities		1,601

Total bonds, notes & other debt instruments (cost: $42,139,000)		47,802

72    American Funds Insurance Series

Global Growth and Income Fund

Short-term securities 5.78%

	Principal amount (000)	Value (000)

Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.63% due 1/6/2017	$32,900	$32,896
Federal Home Loan Bank 0.42%-0.49% due 1/9/2017-2/21/2017	64,900	64,871
Mitsubishi UFJ Trust and Banking Corp. 0.75% due 1/13/2017[3]	17,400	17,396

Total short-term securities (cost: $115,161,000)		115,163

Total investment securities 99.86% (cost: $1,759,894,000)		1,988,864
Other assets less liabilities 0.14%		2,745

Net assets 100.00%		$1,991,609

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $15,582,000.

			Contract amount			Unrealized appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)		at 12/31/2016 (000)
Sales:
Australian dollars	1/9/2017	HSBC Bank	$594	A$	795	$21
British pounds	1/13/2017	Bank of America, N.A.	$6,167		£4,900	126

						$147

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $828,467,000, which represented 41.60% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $43,894,000, which represented 2.20% of the net assets of the fund.

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

£ = British pounds

CDI = CREST Depository Interest

See Notes to Financial Statements

American Funds Insurance Series    73

Growth-Income Fund

Summary investment portfolio December 31, 2016

Common stocks 91.55%

	Shares	Value (000)

Information technology 14.98%

Texas Instruments Inc.	7,890,059	$575,738
Microsoft Corp.	8,448,727	525,004
Broadcom Ltd.	2,589,590	457,762
Alphabet Inc., Class A1	338,700	268,403
Alphabet Inc., Class C1	238,084	183,758
Oracle Corp.	6,221,000	239,197
Intel Corp.	5,934,600	215,248
Accenture PLC, Class A	1,654,500	193,792
Apple Inc.	1,411,000	163,422
Other securities		1,085,706

		3,908,030

Health care 14.66%

Amgen Inc.	3,563,400	521,005
AbbVie Inc.	7,140,100	447,113
Stryker Corp.	2,584,241	309,618
Gilead Sciences, Inc.	3,537,100	253,292
UnitedHealth Group Inc.	1,513,596	242,236
McKesson Corp.	1,666,300	234,032
Medtronic PLC	3,049,700	217,230
Express Scripts Holding Co.[1]	2,482,500	170,771
Illumina, Inc.[1]	1,303,800	166,938
Merck & Co., Inc.	2,835,080	166,901
Other securities		1,096,061

		3,825,197

Consumer discretionary 13.47%

Amazon.com, Inc.[1]	1,168,400	876,148
Netflix, Inc.[1]	3,966,277	491,025
Home Depot, Inc.	1,496,500	200,651
Twenty-First Century Fox, Inc., Class A	6,141,000	172,194
Time Warner Inc.	1,767,902	170,655
Other securities		1,602,991

		3,513,664

Financials 10.82%

JPMorgan Chase & Co.	4,994,300	430,958
American International Group, Inc.	5,083,700	332,017
Goldman Sachs Group, Inc.	1,345,380	322,151
State Street Corp.	2,839,500	220,686
Marsh & McLennan Companies, Inc.	2,926,100	197,775
Wells Fargo & Co.	2,350,700	129,547
Other securities		1,189,471

		2,822,605

Industrials 8.07%

Union Pacific Corp.	3,468,833	359,649
General Dynamics Corp.	1,071,000	184,919
Other securities		1,561,830

		2,106,398

Energy 7.96%

EOG Resources, Inc.	2,405,155	243,161
TOTAL SA2	4,559,236	232,739
Chevron Corp.	1,716,900	202,079
Schlumberger Ltd.	2,055,000	172,517
Halliburton Co.	3,150,700	170,421
Concho Resources Inc.[1]	1,274,000	168,932
Other securities		887,860

		2,077,709

74    American Funds Insurance Series

Growth-Income Fund

Common stocks

	Shares	Value (000)

Consumer staples 6.70%

Philip Morris International Inc.	2,943,330	$269,285
Kroger Co.	7,540,500	260,223
Coca-Cola Co.	5,914,900	245,232
Other securities		974,698

		1,749,438

Materials 5.68%

Celanese Corp., Series A	4,085,233	321,671
Dow Chemical Co.	3,554,100	203,366
Monsanto Co.	1,927,985	202,843
Freeport-McMoRan Inc.[1]	14,540,000	191,782
Other securities		561,167

		1,480,829

Telecommunication services 2.15%

Verizon Communications Inc.	10,036,400	535,743
Other securities		25,412

		561,155

Real estate 1.81%

Other securities		472,229

Utilities 0.89%

Sempra Energy	1,649,600	166,016
Other securities		67,072

		233,088

Miscellaneous 4.36%

Other common stocks in initial period of acquisition		1,138,632

Total common stocks (cost: $18,430,777,000)		23,888,974

Convertible stocks 0.05%

Other 0.05%

Other securities		12,497

Total convertible stocks (cost: $9,587,000)		12,497

Convertible bonds 0.47%

	Principal amount (000)

Other 0.47%

Other securities		123,679

Total convertible bonds (cost: $104,435,000)		123,679

Bonds, notes & other debt instruments 0.27%

U.S. Treasury bonds & notes 0.22%

U.S. Treasury 0.22%

U.S. Treasury 1.625% 2026	$59,900	55,864

Corporate bonds & notes 0.05%

Telecommunication services 0.05%

Other securities		13,926

Total bonds, notes & other debt instruments (cost: $73,185,000)		69,790

American Funds Insurance Series    75

Growth-Income Fund

Short-term securities 7.73%

	Principal amount (000)	Value (000)

Apple Inc. 0.53%-0.76% due 1/17/2017-3/7/2017[3]	$190,900	$190,804
Chariot Funding, LLC 0.68% due 2/3/2017[3]	50,000	49,966
Chevron Corp. 0.51%-0.60% due 1/4/2017-2/3/2017[3]	197,100	197,038
Coca-Cola Co. 0.61%-0.67% due 1/12/2017-1/19/2017[3]	63,100	63,086
Federal Home Loan Bank 0.39%-0.56% due 1/6/2017-5/12/2017	424,000	423,703
Microsoft Corp. 0.60%-0.83% due 1/4/2017-2/21/2017[3]	179,800	179,692
U.S. Treasury Bills 0.40%-0.52% due 1/5/2017-4/6/2017	269,000	268,877
Wells Fargo Bank, N.A. 1.01%-1.05% due 1/17/2017-1/20/2017	140,000	140,031
Other securities		503,889

Total short-term securities (cost: $2,016,997,000)		2,017,086

Total investment securities 100.07% (cost: $20,634,981,000)		26,112,026
Other assets less liabilities (0.07)%		(18,836)

Net assets 100.00%		$26,093,190

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One security in “Other securities” (with a value of $7,340,000, an aggregate cost of $6,000,000, and which represented .03% of the net assets of the fund) was acquired on through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,454,199,000, which represented 5.57% of the net assets of the fund. This amount includes $1,368,521,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $966,872,000, which represented 3.71% of the net assets of the fund.

See Notes to Financial Statements

76    American Funds Insurance Series

International Growth and Income Fund

Summary investment portfolio December 31, 2016

Common stocks 88.45%

	Shares	Value (000)

Financials 15.57%

Prudential PLC[1]	738,000	$14,720
Zurich Insurance Group AG1	52,900	14,530
HDFC Bank Ltd.[1]	708,000	13,805
St. James’s Place PLC[1]	1,048,000	13,035
Siam Commercial Bank Public Co. Ltd., foreign registered[1]	2,906,000	12,324
Barclays PLC[1]	3,911,497	10,745
BNP Paribas SA1	165,700	10,555
bank muscat SAOG[1]	7,447,387	9,126
Other securities		72,625

		171,465

Consumer staples 13.08%

Philip Morris International Inc.	420,300	38,453
Imperial Brands PLC[1]	651,563	28,344
British American Tobacco PLC[1]	344,100	19,538
Pernod Ricard SA1	84,250	9,127
CALBEE, Inc.[1]	284,400	8,898
Japan Tobacco Inc.[1]	256,600	8,430
Other securities		31,252

		144,042

Consumer discretionary 10.55%

Taylor Wimpey plc[1]	9,092,600	17,076
H & M Hennes & Mauritz AB, Class B1	489,320	13,583
Toyota Motor Corp.[1]	226,000	13,194
ITV PLC[1]	5,111,100	12,956
HUGO BOSS AG1	207,500	12,804
Kering SA1	40,500	9,079
Other securities		37,547

		116,239

Utilities 10.04%

SSE PLC[1]	1,356,222	25,926
EDP - Energias de Portugal, SA1	6,100,064	18,577
Power Assets Holdings Ltd.[1]	1,313,000	11,567
Engie SA1	871,000	11,096
Cheung Kong Infrastructure Holdings Ltd.[1]	1,282,000	10,196
DONG Energy AS1,2	234,500	8,875
Other securities		24,372

		110,609

Energy 8.34%

Royal Dutch Shell PLC, Class A1	1,200,529	33,080
BP PLC[1]	4,142,948	25,742
Suncor Energy Inc.	291,987	9,547
TOTAL SA1	179,920	9,185
Veresen Inc.	922,000	9,003
Other securities		5,354

		91,911

Industrials 7.74%

Abertis Infraestructuras, SA, Class A, non-registered shares[1]	1,176,952	16,467
CK Hutchison Holdings Ltd.[1]	1,283,348	14,488
Capita PLC[1]	1,926,500	12,612
Rolls-Royce Holdings PLC[1,2]	1,415,100	11,638
ASSA ABLOY AB, Class B1	585,700	10,865
Airbus Group SE, non-registered shares[1]	163,000	10,758
Other securities		8,372

		85,200

American Funds Insurance Series    77

International Growth and Income Fund

Common stocks (continued)

	Shares	Value (000)

Health care 6.10%

Novartis AG1	327,670	$23,834
Teva Pharmaceutical Industries Ltd. (ADR)	515,400	18,683
Other securities		24,668

		67,185

Real estate 5.81%

Cheung Kong Property Holdings Ltd.[1]	3,833,348	23,246
Wharf (Holdings) Ltd.[1]	2,540,000	16,692
Other securities		24,096

		64,034

Information technology 4.26%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	3,070,000	17,192
Flex Ltd.[2]	840,000	12,071
Other securities		17,657

		46,920

Telecommunication services 4.03%

MTN Group Ltd.[1]	1,797,000	16,414
Other securities		27,958

		44,372

Materials 2.04%

Other securities		22,499

Miscellaneous 0.89%

Other common stocks in initial period of acquisition		9,787

Total common stocks (cost: $1,027,684,000)		974,263

Convertible bonds 0.03%

	Principal amount (000)

Financials 0.03%

Other securities		253

Total convertible bonds (cost: $261,000)		253

Bonds, notes & other debt instruments 3.41%

Corporate bonds & notes 2.14%

Materials 1.03%

FMG Resources 9.75% 2022[3]	$7,750	9,029
Other securities		2,355

		11,384

Other 1.11%

Other securities		12,226

Total corporate bonds & notes		23,610

Bonds & notes of governments & government agencies outside the U.S. 1.23%

Other securities		13,559

U.S. Treasury bonds & notes 0.04%

U.S. Treasury 0.04%

U.S. Treasury 0.75% 2017	420	419

Total bonds, notes & other debt instruments (cost: $35,063,000)		37,588

78    American Funds Insurance Series

International Growth and Income Fund

Short-term securities 7.84%

	Principal amount (000)	Value (000)

Army and Air Force Exchange Service 0.51% due 1/4/2017[3]	$10,100	$10,099
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.66% due 1/13/2017	5,000	4,999
BMW U.S. Capital LLC 0.52% due 1/9/2017[3]	10,000	9,999
Mizuho Bank, Ltd. 0.70% due 1/30/2017[3]	20,000	19,988
U.S. Treasury Bills 0.44% due 2/16/2017	20,000	19,988
Victory Receivables Corp. 0.75% due 1/24/2017[3]	10,000	9,995
Other securities		11,299

Total short-term securities (cost: $86,369,000)		86,367

Total investment securities 99.73% (cost: $1,149,377,000)		1,098,471
Other assets less liabilities 0.27%		2,981

Net assets 100.00%		$1,101,452

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $16,936,000.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Sales:
Euros	1/26/2017	Bank of America, N.A.	$13,927	€13,310	$(105)

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $845,639,000, which represented 76.77% of the net assets of the fund. This amount includes $831,834,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $73,759,000, which represented 6.70% of the net assets of the fund.

Key to abbreviation and symbol

ADR = American Depositary Receipts

€ = Euros

See Notes to Financial Statements

American Funds Insurance Series    79

Capital Income Builder

Summary investment portfolio December 31, 2016

Common stocks 78.95%

	Shares	Value (000)

Consumer staples 14.06%

Philip Morris International Inc.	185,335	$16,956
Altria Group, Inc.	163,910	11,084
Coca-Cola Co.	213,945	8,870
British American Tobacco PLC[1]	93,200	5,292
Imperial Brands PLC[1]	113,200	4,924
Diageo PLC[1]	168,400	4,357
Japan Tobacco Inc.[1]	95,000	3,121
Other securities		3,331

		57,935

Financials 13.05%

Sampo Oyj, Class A1	191,382	8,558
Swedbank AB, Class A1	237,429	5,738
Mercury General Corp.	84,710	5,100
CME Group Inc., Class A	37,595	4,336
New York Community Bancorp, Inc.	234,400	3,729
BB&T Corp.	76,280	3,587
HSBC Holdings PLC (GBP denominated)[1]	437,200	3,535
KBC Groep NV1	49,773	3,081
Other securities		16,090

		53,754

Energy 10.37%

Exxon Mobil Corp.	92,600	8,358
Helmerich & Payne, Inc.	96,200	7,446
Enbridge Inc. (CAD denominated)	174,970	7,363
Royal Dutch Shell PLC, Class B1	232,760	6,642
Royal Dutch Shell PLC, Class B (ADR)	8,500	493
Royal Dutch Shell PLC, Class A1	3,084	85
Inter Pipeline Ltd.	244,600	5,400
Occidental Petroleum Corp.	60,300	4,295
Other securities		2,660

		42,742

Telecommunication services 10.08%

Verizon Communications Inc.	252,051	13,454
Vodafone Group PLC[1]	3,167,500	7,790
Singapore Telecommunications Ltd.[1]	2,990,100	7,504
HKT Trust and HKT Ltd., units[1]	4,088,340	5,004
Other securities		7,772

		41,524

Information technology 6.60%

Taiwan Semiconductor Manufacturing Co., Ltd.[1]	960,000	5,376
International Business Machines Corp.	30,450	5,054
Paychex, Inc.	61,610	3,751
Microsoft Corp.	53,620	3,332
Other securities		9,677

		27,190

Utilities 6.10%

EDP - Energias de Portugal, SA1	2,035,085	6,198
SSE PLC[1]	287,713	5,500
Other securities		13,455

		25,153

80    American Funds Insurance Series

Capital Income Builder

Common stocks

	Shares	Value (000)

Health care 5.42%

AstraZeneca PLC[1]	99,210	$5,380
AstraZeneca PLC (ADR)	87,000	2,377
Pfizer Inc.	208,200	6,762
Roche Holding AG, non-registered shares, nonvoting[1]	18,142	4,134
Other securities		3,663

		22,316

Consumer discretionary 4.22%

Greene King PLC[1]	619,600	5,325
Las Vegas Sands Corp.	71,400	3,814
Other securities		8,253

		17,392

Real estate 4.19%

Iron Mountain Inc. REIT	165,295	5,369
Lamar Advertising Co. REIT, Class A	60,700	4,081
Nexity SA, Class A, non-registered shares[1]	86,336	4,040
Crown Castle International Corp. REIT	43,400	3,766

		17,256

Industrials 3.13%

Sydney Airport, units[1]	817,890	3,523
Other securities		9,355

		12,878

Materials 1.24%

Other securities		5,129

Miscellaneous 0.49%

Other common stocks in initial period of acquisition		2,019

Total common stocks (cost: $328,599,000)		325,288

Convertible stocks 1.04%

Real estate 1.04%

American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	41,200	4,305

Total convertible stocks (cost: $4,289,000)		4,305

Bonds, notes & other debt instruments 14.21%

	Principal amount (000)

U.S. Treasury bonds & notes 5.55%

U.S. Treasury 4.81%
U.S. Treasury 1.375% 2021	$3,250	3,199
U.S. Treasury 8.00% 2021	5,500	7,044
U.S. Treasury 8.125% 2021	3,000	3,820
U.S. Treasury 1.13%-2.88% 2021-2045	5,795	5,739

		19,802

U.S. Treasury inflation-protected securities 0.74%

U.S. Treasury Inflation-Protected Securities 0.38%-0.63% 2025-20262	3,054	3,068

Total U.S. Treasury bonds & notes		22,870

American Funds Insurance Series    81

Capital Income Builder

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)
Mortgage-backed obligations 4.14%

Federal agency mortgage-backed obligations 3.87%

Fannie Mae 3.00%-4.00% 2036-2046[3]	$7,757	$8,109
Other securities		7,863

		15,972

Commercial mortgage-backed securities 0.27%

Other securities		1,084

Total mortgage-backed obligations		17,056

Corporate bonds & notes 2.69%

Telecommunication services 0.18%

Verizon Communications Inc. 4.50%-5.50% 2018-2021	700	747

Consumer staples 0.17%

Altria Group, Inc. 9.25% 2019	200	236
Other securities		447

		683

Industrials 0.12%

General Electric Capital Corp. 5.50% 2020	150	164
Other securities		326

		490

Other 2.22%

Other securities		9,169

Total corporate bonds & notes		11,089

Asset-backed obligations 1.83%

Chase Issuance Trust, Series 2015-A2, Class A, 1.59% 2020[3]	3,000	3,009
Other securities		4,508

Total asset-backed obligations		7,517

Total bonds, notes & other debt instruments (cost: $59,003,000)		58,532

Short-term securities 6.04%

ExxonMobil Corp. 0.53% due 1/23/2017	4,000	3,998
Federal Home Loan Bank 0.48%-0.51% due 1/25/2017-2/6/2017	8,000	7,997
General Electric Co. 0.60% due 1/3/2017	4,900	4,900
U.S. Treasury Bills 0.44% due 2/16/2017	5,000	4,997
Other securities		2,997

Total short-term securities (cost: $24,889,000)		24,889

Total investment securities 100.24% (cost: $416,780,000)		413,014
Other assets less liabilities (0.24)%		(979)

Net assets 100.00%		$412,035

82    American Funds Insurance Series

Capital Income Builder

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $3,589,000, which represented .87% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $491,000.

			Contract amount			Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)		at 12/31/2016 (000)
Sales:
New Zealand dollars	1/31/2017	Bank of America, N.A.	$491	NZ$	715	$(5)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $161,264,000, which represented 39.14% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CAD = Canadian dollars

GBP = British pounds

NZ$ = New Zealand dollars

See Notes to Financial Statements

American Funds Insurance Series    83

Asset Allocation Fund

Summary investment portfolio December 31, 2016

Common stocks 65.32%

	Shares	Value (000)

Information technology 18.89%

Microsoft Corp.	12,120,000	$753,137
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	15,200,000	437,000
ASML Holding NV (New York registered)	2,500,000	280,500
Intuit Inc.	2,400,000	275,064
Broadcom Ltd.	1,499,600	265,084
VeriSign, Inc.[1]	3,200,000	243,424
Intel Corp.	5,600,000	203,112
Facebook, Inc., Class A1	1,687,000	194,089
Juniper Networks, Inc.	6,000,000	169,560
Texas Instruments Inc.	1,800,000	131,346
Alphabet Inc., Class C1	168,500	130,051
Apple Inc.	1,100,000	127,402
Other securities		766,163

		3,975,932

Health care 8.91%

UnitedHealth Group Inc.	2,417,000	386,817
Johnson & Johnson	2,650,000	305,306
Humana Inc.	1,410,000	287,682
Express Scripts Holding Co.[1]	3,550,000	244,205
Merck & Co., Inc.	3,856,000	227,003
Other securities		423,401

		1,874,414

Consumer discretionary 7.86%

Comcast Corp., Class A	5,773,000	398,626
Home Depot, Inc.	1,700,000	227,936
Amazon.com, Inc.[1]	258,000	193,466
Newell Brands Inc.	4,200,000	187,530
VF Corp.	2,730,000	145,646
General Motors Co.	3,500,000	121,940
Other securities		378,872

		1,654,016

Financials 7.69%

JPMorgan Chase & Co.	6,000,000	517,740
Chubb Ltd.	2,455,000	324,355
First Republic Bank	1,980,000	182,437
Citigroup Inc.	2,750,000	163,432
Bank of America Corp.	7,000,000	154,700
Other securities		275,147

		1,617,811

Energy 5.99%

Noble Energy, Inc.	7,100,000	270,226
Weatherford International PLC[1]	42,200,000	210,578
Chevron Corp.	1,400,000	164,780
Royal Dutch Shell PLC, Class B (ADR)	2,650,000	153,620
Other securities		460,981

		1,260,185

Consumer staples 4.58%

Philip Morris International Inc.	4,882,000	446,654
Other securities		516,847

		963,501

84  American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Value (000)

Materials 4.57%

E.I. du Pont de Nemours and Co.	4,905,000	$360,027
LyondellBasell Industries NV	2,050,000	175,849
Syngenta AG (ADR)	2,000,000	158,100
Other securities		268,746

		962,722

Industrials 4.52%

Lockheed Martin Corp.	1,365,000	341,168
Boeing Co.	1,640,000	255,315
Nielsen Holdings PLC	3,000,000	125,850
Other securities		229,430

		951,763

Telecommunication services 1.10%

AT&T Inc.	3,295,000	140,137
Other securities		91,488

		231,625

Other 0.98%

Other securities		208,091

Miscellaneous 0.23%

Other common stocks in initial period of acquisition		48,063

Total common stocks (cost: $10,362,528,000)		13,748,123

Convertible stocks 0.04%

Industrials 0.02%

Other securities		3,693

Miscellaneous 0.02%

Other convertible stocks in initial period of acquisition		4,800

Total convertible stocks (cost: $19,829,000)		8,493

Bonds, notes & other debt instruments 26.83%

	Principal amount (000)

U.S. Treasury bonds & notes 12.18%

U.S. Treasury 9.77%

U.S. Treasury 0.625% 2018	133,000	132,316
U.S. Treasury 1.50% 2019	400,000	402,220
U.S. Treasury 1.25% 2020[2]	327,000	324,600
U.S. Treasury 1.625% 2020	125,000	124,922
U.S. Treasury 0.63%-4.75% 2017-2046	1,082,025	1,071,647

		2,055,705

U.S. Treasury inflation-protected securities 2.41%

U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	208,226	212,164
U.S. Treasury Inflation-Protected Security 1.375% 2044[3]	132,575	145,057
U.S. Treasury Inflation-Protected Securities 0.13%-2.63% 2017-2046[3]	151,818	150,977

		508,198

Total U.S. Treasury bonds & notes		2,563,903

American Funds Insurance Series    85

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes 9.46%

Energy 1.81%

Chevron Corp. 2.10%-3.33% 2021-2025	5,665	$5,636
Weatherford International PLC 4.50%-9.88% 2022-2040[4]	21,870	19,810
Other securities		354,891

		380,337

Health care 1.47%

Johnson & Johnson 2.45% 2026	1,285	1,229
UnitedHealth Group Inc. 3.35% 2022	4,355	4,486
Other securities		303,748

		309,463

Financials 1.37%

ACE INA Holdings Inc. 2.30%-4.35% 2020-2045	10,050	10,121
JPMorgan Chase & Co. 1.35%-5.30% 2017-2049	9,465	9,493
Other securities		269,068

		288,682

Consumer discretionary 0.92%

Comcast Corp. 1.63%-3.40% 2022-2046	8,685	8,049
Home Depot, Inc. 2.00%-4.25% 2021-2056	9,375	9,146
Other securities		176,799

		193,994

Industrials 0.58%

Lockheed Martin Corp. 2.50%-3.55% 2020-2026	13,750	13,985
Other securities		108,645

		122,630

Information technology 0.43%

Apple Inc. 1.55% 2021	1,215	1,174
Microsoft Corp. 2.40%-4.20% 2026-2035	9,000	9,151
Other securities		79,723

		90,048

Consumer staples 0.33%

Philip Morris International Inc. 1.88%-4.25% 2021-2044	9,000	8,966
Other securities		60,093

		69,059

Other 2.55%

Other securities		537,805

Total corporate bonds & notes		1,992,018

Mortgage-backed obligations 4.35%

Federal agency mortgage-backed obligations 3.95%

Fannie Mae 0%-7.50% 2021-2047[5,6,7]	438,931	452,425
Freddie Mac 1.69%-6.50% 2021-2047[5,6,7]	342,731	355,579
Other securities		20,653

		828,657

Other 0.40%

Other securities		86,945

Total mortgage-backed obligations		915,602

86    American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

Federal agency bonds & notes 0.25%

Fannie Mae 1.38%-1.88% 2021-2026	16,000	$14,896
Federal Home Loan Bank 0.875% 2018	17,140	17,086
Freddie Mac 0.75% 2018	18,768	18,682
Other securities		1,631

Total federal agency bonds & notes		52,295

Other 0.59%

Other securities		122,701

Total bonds, notes & other debt instruments (cost: $5,638,998,000)		5,646,519

Short-term securities 7.98%

Apple Inc. 0.53%-0.59% due 1/17/2017-1/20/2017[4]	$145,000	144,963
Chevron Corp. 0.54%-0.75% due 1/5/2017-1/9/2017[4]	135,800	135,786
Fannie Mae 0.41% due 2/1/2017	50,000	49,983
Federal Home Loan Bank 0.31%-0.56% due 1/6/2017-5/25/2017	800,600	800,160
Microsoft Corp. 0.75% due 2/14/2017[4]	75,000	74,946
U.S. Treasury Bills 0.42%-0.45% due 2/9/2017-2/23/2017	158,500	158,414
Other securities		316,039

Total short-term securities (cost: $1,680,239,000)		1,680,291

Total investment securities 100.17% (cost: $17,701,594,000)		21,083,426
Other assets less liabilities (0.17)%		(35,525)

Net assets 100.00%		$21,047,901

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $514,938,000, which represented 2.45% of the net assets of the fund. This amount includes $476,496,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $54,286,000, which represented .26% of the net assets of the fund. Some securities in “Other securities” (with aggregate value of $5,229,000, an aggregate cost of $26,745,000, and which represented .02% of the net assets of the fund) were acquired from 3/10/2010 to 5/2/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series    87

Asset Allocation Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $420,833,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.929%	9/29/2019	$80,000	$642
Receive	LCH	3-month USD-LIBOR	1.6365	10/16/2019	124,000	(6)
Receive	LCH	3-month USD-LIBOR	1.3675	6/28/2026	15,000	(1,232)
Pay	LCH	3-month USD-LIBOR	1.444	8/23/2026	15,000	1,157
Pay	LCH	3-month USD-LIBOR	1.583	10/25/2026	15,000	1,000
Pay	LCH	3-month USD-LIBOR	3.402	6/23/2044	18,000	(3,062)
Pay	LCH	3-month USD-LIBOR	2.945	10/16/2044	28,000	(2,129)

						$(3,630)

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $108,102,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation at 12/31/2016 (000)
2 Year U.S. Treasury Note Futures	CME	Long	500	April 2017	$108,102	$242

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,182,000, which represented .04% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,223,757,000, which represented 5.81% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.

Key to abbreviations

ADR = American Depositary Receipts

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

88    American Funds Insurance Series

Global Balanced Fund

Summary investment portfolio December 31, 2016

Common stocks 58.48%

	Shares	Value (000)

Industrials 10.09%

Boeing Co.	18,500	$2,880
KONE Oyj, Class B1	57,000	2,554
ASSA ABLOY AB, Class B1	118,000	2,189
Komatsu Ltd.[1]	91,000	2,054
BAE Systems PLC[1]	280,000	2,033
General Electric Co.	54,000	1,706
Flughafen Zürich AG1	8,500	1,577
Mitsubishi Electric Corp.[1]	110,000	1,529
Other securities		8,886

		25,408

Information technology 9.97%

Microsoft Corp.	92,200	5,729
ASML Holding NV1	50,169	5,621
Nintendo Co., Ltd.[1]	19,800	4,139
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	333,000	1,865
Amphenol Corp., Class A	24,000	1,613
Symantec Corp.	62,565	1,495
Other securities		4,659

		25,121

Energy 6.94%

Royal Dutch Shell PLC, Class B1	95,000	2,711
Royal Dutch Shell PLC, Class A1	585	16
ConocoPhillips	49,506	2,482
Enbridge Inc. (CAD denominated)	56,087	2,360
Schlumberger Ltd.	26,500	2,225
Spectra Energy Corp	44,100	1,812
LUKOIL Oil Co. PJSC (ADR)[1]	28,500	1,596
BP PLC[1]	216,000	1,342
Other securities		2,943

		17,487

Consumer staples 6.36%

British American Tobacco PLC[1]	64,755	3,677
Nestlé SA1	33,200	2,381
Reynolds American Inc.	42,104	2,360
Altria Group, Inc.	31,000	2,096
Philip Morris International Inc.	19,665	1,799
Other securities		3,708

		16,021

Health care 5.61%

Humana Inc.	20,830	4,250
Merck & Co., Inc.	58,120	3,422
Other securities		6,456

		14,128

Financials 4.52%

JPMorgan Chase & Co.	42,700	3,685
AIA Group Ltd.[1]	432,000	2,418
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	343,000	1,739
Wells Fargo & Co.	26,000	1,433
Prudential PLC[1]	69,000	1,376
Other securities		718

		11,369

American Funds Insurance Series    89

Global Balanced Fund

Common stocks (continued)

	Shares		Value (000)

Materials 4.22%

E.I. du Pont de Nemours and Co.		37,500	$2,753
Linde AG1		8,900	1,459
Other securities			6,415

			10,627

Consumer discretionary 3.84%

Amazon.com, Inc.[2]		4,100	3,074
Home Depot, Inc.		22,030	2,954
Other securities			3,646

			9,674

Utilities 1.31%

Power Assets Holdings Ltd.[1]		195,500	1,722
Dominion Resources, Inc.		20,465	1,568

			3,290

Real estate 0.54%

Link REIT[1]		211,697	1,367

Telecommunication services 0.20%

Other securities			502

Miscellaneous 4.88%

Other common stocks in initial period of acquisition			12,294

Total common stocks (cost: $124,033,000)			147,288

Bonds, notes & other debt instruments 31.28%

	Principal amount (000)

Bonds & notes of governments & government agencies outside the U.S. 14.65%

Ireland (Republic of) 1.00%-5.40% 2023-2045		€2,640	3,204
Japan 0.10%-2.30% 2018-2045[4]		¥799,660	7,512
Poland (Republic of) 3.25%-5.75% 2017-2025	PLN	12,490	3,205
United Mexican States 4.00%-10.00% 2017-2040[4]	MXN	51,724	2,579
United Mexican States 4.13%-4.75% 2026-2046		$750	715
Other securities			19,683

			36,898

U.S. Treasury bonds & notes 8.21%

U.S. Treasury 5.76%

U.S. Treasury 1.50% 2020		1,500	1,496
U.S. Treasury 1.75% 2020		2,200	2,200
U.S. Treasury 0.75%-3.13% 2017-2045		10,903	10,826

			14,522

U.S. Treasury inflation-protected securities 2.45%

U.S. Treasury Inflation-Protected Security 0.625% 2024[4]		1,735	1,768
U.S. Treasury Inflation-Protected Securities 0.13%-2.38% 2017-2046[4]		4,344	4,402

			6,170

Total U.S. Treasury bonds & notes			20,692

Corporate bonds & notes 6.34%

Financials 1.48%

JPMorgan Chase & Co. 2.55%-6.75% 2021-2049		239	250
Other securities			3,485

			3,735

90    American Funds Insurance Series

Global Balanced Fund

Bonds, notes & other debt instruments

	Principal amount (000)		Value (000)

Health care 0.88%

Humana Inc. 3.15% 2022		$100	$100
Other securities			2,101

			2,201

Consumer staples 0.49%

Reynolds American Inc. 4.00%-5.85% 2022-2045		205	220
Other securities			1,013

			1,233

Industrials 0.30%

General Electric Capital Corp 2.30%-3.15% 2017-2022		115	116
Other securities			649

			765

Information technology 0.12%

Microsoft Corp. 2.40% 2026		110	104
Other securities			200

			304

Other 3.07%

Other securities			7,720

Total corporate bonds & notes			15,958

Mortgage-backed obligations 1.95%

Other mortgage-backed securities 1.03%

Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr	10,266	1,482
Other securities			1,110

			2,592

Federal agency mortgage-backed obligations 0.90%

Fannie Mae 4.00% 2047[5,6]		1,380	1,450
Other securities			831

			2,281

Commercial mortgage-backed securities 0.02%

Other securities			51

Total mortgage-backed obligations			4,924

Asset-backed obligations 0.13%

Other securities			323

Total bonds, notes & other debt instruments (cost: $82,976,000)			78,795

Short-term securities 9.11%

BMW U.S. Capital LLC 0.52% due 1/9/2017[3]		$6,000	5,999
Federal Home Loan Bank 0.46% due 1/20/2017		2,200	2,199
General Electric Co. 0.60% due 1/3/2017		6,250	6,250
Kaiser Foundation Hospitals 0.75% due 1/5/2017		2,000	2,000
Mizuho Bank, Ltd. 0.70% due 1/30/2017[3]		6,500	6,496

Total short-term securities (cost: $22,946,000)			22,944

Total investment securities 98.87% (cost: $229,955,000)			249,027
Other assets less liabilities 1.13%			2,853

Net assets 100.00%			$251,880

American Funds Insurance Series    91

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $16,360,000.

			Contract amount				Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)		Deliver (000)		at 12/31/2016 (000)
Purchases:
British pounds	1/19/2017	UBS AG		£157		$200	$(6)
Euros	1/9/2017	Bank of America, N.A.		€262		$283	(7)
Euros	1/9/2017	Citibank		€355		$384	(10)
Euros	1/10/2017	HSBC Bank		€710		$767	(19)
Euros	1/12/2017	JPMorgan Chase		€134		$143	(2)
Euros	1/19/2017	Citibank		€645		$693	(14)
Japanese yen	1/20/2017	Citibank		¥31,929		$281	(7)
Japanese yen	1/20/2017	JPMorgan Chase		¥39,248		$345	(9)
Japanese yen	1/20/2017	JPMorgan Chase		¥91,872		$800	(13)
Japanese yen	2/16/2017	HSBC Bank		¥22,250		$194	(3)
Japanese yen	2/17/2017	HSBC Bank		¥23,305		$203	(3)
Japanese yen	2/24/2017	HSBC Bank		¥36,272		$309	3
Norwegian kroner	1/13/2017	Bank of America, N.A.	NKr	2,828		$335	(7)
Norwegian kroner	1/24/2017	Barclays Bank PLC	NKr	2,443		$282	1
Swedish kronor	1/24/2017	Barclays Bank PLC	SKr	1,625		$174	5
Swedish kronor	2/9/2017	Bank of America, N.A.	SKr	1,270		$139	1
Swedish kronor	2/17/2017	UBS AG	SKr	1,613		$176	1

							$(89)

Sales:
Australian dollars	1/11/2017	Bank of America, N.A.		$369	A$	500	9
Australian dollars	1/25/2017	UBS AG		¥21,402	A$	250	3
Australian dollars	1/25/2017	UBS AG		$182	A$	250	2
British pounds	1/11/2017	Barclays Bank PLC		$2,122		£1,700	26
British pounds	1/12/2017	HSBC Bank		¥81,162		£565	(1)
Canadian dollars	1/23/2017	Bank of America, N.A.		€359	C$	500	6
Canadian dollars	1/23/2017	Bank of America, N.A.		$375	C$	500	2
Colombian pesos	1/11/2017	Citibank		$189	COP	584,090	(5)
Colombian pesos	1/11/2017	JPMorgan Chase		$192	COP	594,700	(6)
Euros	1/6/2017	JPMorgan Chase		$740		€700	3
Euros	1/9/2017	Citibank	SKr	3,437		€350	9
Euros	1/13/2017	HSBC Bank	NKr	1,123		€125	(1)
Euros	1/19/2017	Citibank		£296		€350	(4)
Euros	1/25/2017	HSBC Bank		$426		€400	4
Euros	1/26/2017	Citibank	SKr	2,934		€300	6
Indian rupees	1/11/2017	JPMorgan Chase		$347	INR	23,900	(5)
Israeli shekels	1/23/2017	Citibank		$338	ILS	1,300	— [7]
Japanese yen	1/6/2017	JPMorgan Chase		$1,203		¥125,000	132
Japanese yen	2/6/2017	Bank of New York Mellon		$247		¥28,000	7
Malaysian ringgits	1/13/2017	JPMorgan Chase		$362	MYR	1,600	5
Polish zloty	1/10/2017	JPMorgan Chase		$552	PLN	2,307	1
South African rand	1/12/2017	JPMorgan Chase		$91	ZAR	1,300	(3)

							$190

Forward currency contracts – net							$101

92  American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $64,919,000, which represented 25.77% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $16,725,000, which represented 6.64% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

A$ = Australian dollars

ADR = American Depositary Receipts

£ = British pounds

CAD/C$ = Canadian dollars

COP = Colombian pesos

DKr = Danish kroner

€ = Euros

ILS = Israeli shekels

INR = Indian rupees

¥ = Japanese yen

MXN = Mexican pesos

MYR = Malaysian ringgits

NKr = Norwegian kroner

PLN = Polish zloty

SKr = Swedish kronor

TBA = To-be-announced

ZAR = South African rand

See Notes to Financial Statements

American Funds Insurance Series    93

Bond Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 92.36%

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 33.22%

U.S. Treasury 29.60%

U.S. Treasury 0.75% 2018	$183,025	$181,940
U.S. Treasury 1.625% 2019	134,475	135,420
U.S. Treasury 1.625% 2019	111,250	112,023
U.S. Treasury 1.625% 2019	79,400	79,797
U.S. Treasury 1.25% 2020[1]	79,950	79,363
U.S. Treasury 8.75% 2020	40,000	49,959
U.S. Treasury 1.125% 2021	158,965	154,694
U.S. Treasury 1.375% 2021	140,000	137,243
U.S. Treasury 1.75% 2021	88,400	87,751
U.S. Treasury 2.00% 2022	222,750	221,322
U.S. Treasury 2.125% 2022	150,000	150,539
U.S. Treasury 1.375% 2023	75,000	71,083
U.S. Treasury 1.50% 2023	100,000	96,133
U.S. Treasury 1.625% 2023	147,500	142,545
U.S. Treasury 1.625% 2023	70,000	67,731
U.S. Treasury 2.125% 2023	62,000	61,613
U.S. Treasury 2.125% 2025	85,650	83,997
U.S. Treasury 1.50% 2026	160,000	147,194
U.S. Treasury 2.00% 2026	79,092	76,126
U.S. Treasury 3.00% 2045	198,625	195,372
U.S. Treasury 2.50% 2046	97,425	86,324
U.S. Treasury 2.50% 2046	83,275	73,787
U.S. Treasury 2.875% 2046	131,140	126,267
U.S. Treasury 0.75%-6.13% 2018-2046	612,124	605,071

		3,223,294

U.S. Treasury inflation-protected securities 3.62%

U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	52,009	51,777
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	110,926	107,370
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	143,198	144,112
U.S. Treasury Inflation-Protected Securities 0.13%-2.13% 2021-2041[2]	83,593	91,173

		394,432

Total U.S. Treasury bonds & notes		3,617,726

Corporate bonds & notes 31.22%

Financials 6.20%

Other securities		675,314

Health care 5.93%

Other securities		645,936

Energy 4.54%

Other securities		494,703

Consumer discretionary 3.61%

Other securities		392,836

Utilities 3.06%

Other securities		333,530

Consumer staples 2.63%

Other securities		286,417

94    American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

Telecommunication services 1.74%

Other securities		$189,383

Real estate 1.53%

Other securities		166,492

Information technology 0.58%

Microsoft Corp. 3.70% 2046	$870	819
Other securities		62,160

		62,979

Other 1.40%

Other securities		152,297

Total corporate bonds & notes		3,399,887

Mortgage-backed obligations 19.61%

Federal agency mortgage-backed obligations 18.00%

Fannie Mae 3.00% 2046[3]	114,741	114,070
Fannie Mae 4.00% 2046[3]	60,087	63,216
Fannie Mae 4.00% 2046[3]	54,944	57,813
Fannie Mae 4.50% 2046[3]	49,927	53,893
Fannie Mae 3.50% 2047[3,4]	57,650	59,055
Fannie Mae 4.00% 2047[3,4]	71,000	74,612
Fannie Mae 4.50% 2047[3,4]	61,925	66,516
Fannie Mae 4.50% 2047[3,4]	59,075	63,527
Fannie Mae 2.39%-9.35% 2023-2046[3,5]	214,930	228,522
Freddie Mac 3.00% 2035[3]	58,279	59,058
Freddie Mac 3.50% 2046[3]	204,554	209,587
Freddie Mac 3.50% 2046[3]	112,966	115,768
Freddie Mac 3.50% 2046[3]	107,601	110,244
Freddie Mac 4.00% 2046[3]	271,051	284,763
Freddie Mac 4.00% 2046[3]	82,334	86,526
Freddie Mac 4.00% 2046[3]	47,770	50,202
Freddie Mac 0%-5.50% 2033-2046[3]	141,635	146,433
Government National Mortgage Assn. 4.50% 2040-2045[3]	108,732	116,185

		1,959,990

Commercial mortgage-backed securities 1.13%

Other securities		122,874

Other mortgage-backed securities 0.46%

Freddie Mac 2.18%-3.13% 2021-2025[3]	49,205	49,727

Collateralized mortgage-backed (privately originated) 0.02%

Freddie Mac, Series 2016-DNA3, Class M1, 1.856% 2028[3,5]	1,840	1,845
Other securities		931

		2,776

Total mortgage-backed obligations		2,135,367

American Funds Insurance Series    95

Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)		Value (000)

Bonds & notes of governments & government agencies outside the U.S. 5.60%

Japan, Series 19, 0.10% 2024[2]		¥5,323,620	$48,397
Japan, Series 20, 0.10% 2025[2]		11,227,500	102,212
United Mexican States, Series M, 6.50% 2021	MXN	3,132,700	147,501
United Mexican States 3.60%-6.05% 2025-2047		$25,020	24,364
United Mexican States 4.00%-5.75% 2026-2046[2]	MXN	666,680	29,556
Other securities			258,040

			610,070

Asset-backed obligations 1.31%

Other securities			142,447

Municipals 0.74%

Other securities			80,240

Federal agency bonds & notes 0.66%

Fannie Mae 2.125% 2026		$12,410	11,764
Freddie Mac 1.25% 2019		22,000	21,891
Other securities			38,660

			72,315

Total bonds, notes & other debt instruments (cost: $10,198,466,000)			10,058,052

Common stocks 0.02%

	Shares

Other 0.01%

Other securities			804

Miscellaneous 0.01%

Other common stocks in initial period of acquisition			969

Total common stocks (cost: $1,644,000)			1,773

Rights & warrants 0.00%

Utilities 0.00%

Other securities			111

Total rights & warrants (cost: $123,000)			111

Short-term securities 9.65%

	Principal amount (000)

Apple Inc. 0.55% due 1/24/2017[6]		$68,200	68,177
BNP Paribas, New York Branch 1.21%-1.24% due 2/24/2017-4/5/2017		50,000	49,900
BPCE 1.14%-1.22% due 2/22/2017-4/6/2017[6]		50,000	49,903
Chevron Corp. 0.54% due 1/13/2017[6]		64,000	63,986
Federal Home Loan Bank 0.36%-0.56% due 1/9/2017-5/12/2017		359,900	359,589
Microsoft Corp. 0.59%-0.76% due 1/4/2017-2/14/2017[6]		112,700	112,681
U.S. Treasury Bills 0.40%-0.43% due 1/19/2017-2/9/2017		140,900	140,863
Other securities			205,843

Total short-term securities (cost: $1,050,880,000)			1,050,942

Total investment securities 102.03% (cost: $11,251,113,000)			11,110,878
Other assets less liabilities (2.03)%			(221,361)

Net assets 100.00%			$10,889,517

96    American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $1,359,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which maybe subject to legal or contractual restrictions on resale. The total value of all such loans was $13,253,000, which represented .12% of the net assets of the fund.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $317,550,000.

			Contract amount			Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)		at 12/31/2016 (000)
Sales:
Australian dollars	1/20/2017	HSBC Bank	$48,171	A$	64,500	$1,651
Chilean pesos	1/20/2017	Citibank	$45,462	CLP	30,275,750	333
Euros	1/13/2017	Citibank	$17,475		€16,750	(172)
Japanese yen	1/19/2017	UBS AG	$30,269		¥3,430,000	884
Japanese yen	1/24/2017	Bank of America, N.A.	$12,292		¥1,445,000	(91)
Japanese yen	1/26/2017	JPMorgan Chase	$41,920		¥4,925,000	(288)
Japanese yen	1/26/2017	HSBC Bank	$62,069		¥7,300,000	(494)
Mexican pesos	1/23/2017	Barclays Bank PLC	$12,214	MXN	252,000	104

						$1,927

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $2,481,366,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	0.765%	10/27/2017	$27,500	$81
Receive	LCH	3-month USD-LIBOR	1.669	10/28/2019	112,000	77
Receive	LCH	3-month USD-LIBOR	1.6915	6/3/2020	1,600	(3)
Receive	LCH	3-month USD-LIBOR	1.628	8/24/2020	7,000	(41)
Receive	LCH	3-month USD-LIBOR	1.7345	12/31/2020	120,000	(508)
Receive	LCH	3-month USD-LIBOR	1.2415	3/4/2021	237,000	(5,987)
Receive	LCH	3-month USD-LIBOR	1.157	5/12/2021	5,000	(155)
Receive	LCH	3-month USD-LIBOR	1.8855	12/15/2021	49,800	(187)
Receive	LCH	3-month USD-LIBOR	1.885	12/15/2021	250,200	(948)
Pay	LCH	3-month USD-LIBOR	2.1305	7/17/2022	100,000	(545)
Receive	LCH	3-month USD-LIBOR	1.9375	12/18/2022	150,000	(1,141)
Pay	LCH	3-month USD-LIBOR	2.701	6/9/2024	60,000	(2,147)
Pay	LCH	3-month USD-LIBOR	2.6815	9/24/2024	1,600	(55)
Pay	LCH	3-month USD-LIBOR	2.54	10/3/2024	400	(10)
Pay	LCH	6-month EURIBOR	0.9852	10/17/2024	€25,000	(1,194)
Pay	LCH	3-month USD-LIBOR	2.342	10/21/2024	$290	(3)
Pay	LCH	3-month USD-LIBOR	2.326	10/22/2024	800	(7)
Pay	LCH	3-month USD-LIBOR	2.372	10/24/2024	1,150	(13)
Pay	LCH	3-month USD-LIBOR	2.438	11/19/2024	2,750	(44)

American Funds Insurance Series    97

Bond Fund

Interest rate swaps (continued)

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.4585%	11/24/2024	$23,000	$(405)
Pay	LCH	3-month USD-LIBOR	2.4295	11/25/2024	800	(12)
Pay	LCH	3-month USD-LIBOR	2.353	12/8/2024	700	(7)
Pay	LCH	3-month USD-LIBOR	2.2845	12/12/2024	330	(1)
Pay	LCH	3-month USD-LIBOR	1.8185	1/20/2025	900	28
Pay	LCH	3-month USD-LIBOR	1.9365	1/22/2025	1,500	33
Pay	LCH	3-month USD-LIBOR	2.192	3/18/2025	1,850	7
Pay	LCH	3-month USD-LIBOR	2.0475	3/23/2025	450	7
Pay	LCH	3-month USD-LIBOR	2.3175	5/8/2025	1,500	(8)
Pay	LCH	3-month USD-LIBOR	2.339	5/13/2025	375	(3)
Pay	LCH	3-month USD-LIBOR	2.351	5/15/2025	590	(5)
Pay	LCH	3-month USD-LIBOR	2.287	5/20/2025	500	(1)
Pay	LCH	3-month USD-LIBOR	2.227	5/28/2025	260	— [7]
Pay	LCH	3-month USD-LIBOR	2.2125	5/29/2025	465	1
Pay	LCH	3-month USD-LIBOR	2.451	6/5/2025	650	(10)
Pay	LCH	3-month USD-LIBOR	2.46	6/10/2025	2,536	(41)
Pay	LCH	3-month USD-LIBOR	2.455	6/24/2025	235	(4)
Pay	LCH	3-month USD-LIBOR	2.428	7/2/2025	2,000	(27)
Pay	LCH	3-month USD-LIBOR	2.397	7/13/2025	900	(10)
Pay	LCH	3-month USD-LIBOR	2.535	7/15/2025	800	(18)
Pay	LCH	3-month USD-LIBOR	2.4615	7/22/2025	1,300	(21)
Pay	LCH	3-month USD-LIBOR	2.312	7/29/2025	1,000	(4)
Pay	LCH	3-month USD-LIBOR	2.331	7/30/2025	435	(2)
Pay	LCH	3-month USD-LIBOR	2.228	9/4/2025	12,000	37
Pay	LCH	3-month USD-LIBOR	2.2135	9/4/2025	5,000	21
Pay	LCH	6-month JPY-LIBOR	0.282	2/2/2026	¥5,500,000	(417)
Pay	LCH	3-month USD-LIBOR	1.6705	3/4/2026	$248,000	13,023
Pay	LCH	6-month JPY-LIBOR	0.0875	3/10/2026	¥11,100,000	881
Pay	LCH	3-month USD-LIBOR	1.5925	5/9/2026	$1,000	61
Pay	LCH	3-month USD-LIBOR	1.595	5/12/2026	8,500	517
Pay	LCH	3-month USD-LIBOR	1.592	5/12/2026	4,000	244
Receive	LCH	3-month USD-LIBOR	3.0865	8/18/2034	2,250	184
Receive	LCH	3-month USD-LIBOR	2.913	11/24/2034	10,000	562
Receive	LCH	3-month USD-LIBOR	2.844	6/11/2035	3,250	150
Receive	LCH	3-month USD-LIBOR	2.9535	6/30/2035	2,500	158
Receive	LCH	3-month USD-LIBOR	2.773	7/13/2035	500	18
Receive	LCH	3-month USD-LIBOR	2.589	9/4/2035	3,100	21
Pay	LCH	3-month USD-LIBOR	3.0515	11/14/2044	1,000	(98)
Pay	LCH	3-month USD-LIBOR	2.925	12/3/2044	1,230	(89)
Pay	LCH	3-month USD-LIBOR	2.6695	12/19/2044	200	(4)
Pay	LCH	3-month USD-LIBOR	2.5755	3/5/2045	1,470	2
Receive	LCH	3-month USD-LIBOR	2.377	4/29/2045	1,910	(82)
Pay	LCH	3-month USD-LIBOR	2.757	5/8/2045	1,500	(56)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045	51,200	610
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045	3,800	38
Pay	LCH	3-month USD-LIBOR	2.6095	1/7/2046	5,500	(33)
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046	47,000	2,296
Pay	LCH	6-month JPY-LIBOR	0.58295	3/23/2046	¥2,000,000	1,144
Receive	LCH	6-month JPY-LIBOR	0.64355	4/27/2046	2,000,000	(861)
Pay	LCH	3-month USD-LIBOR	2.1155	5/13/2046	$4,000	405
Pay	LCH	U.S. Federal Funds Effective Rate	1.384	7/29/2046	17,000	3,062

						$8,461

98    American Funds Insurance Series

Bond Fund

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $519,651,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
10 Year Ultra U.S. Treasury Note Futures	CME	Long	1,454	March 2017	$194,802	$125
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	462	March 2017	73,965	(71)
10 Year U.S. Treasury Note Futures	CME	Long	250	March 2017	31,192	(122)
2 Year U.S. Treasury Note Futures	CME	Long	4,467	April 2017	968,166	(223)
5 Year U.S. Treasury Note Futures	CME	Long	2,283	April 2017	269,444	(817)

						$(1,108)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $31,842,000, which represented .29% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,256,376,000, which represented 11.54% of the net assets of the fund.
[7]	Amount less than one thousand.

Key to abbreviations and symbols

A$ = Australian dollars

CLP = Chilean pesos

CME = CME Group

EURIBOR = Euro Interbank Offered Rate

€ = Euros

JPY/¥ = Japanese yen

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series    99

Global Bond Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 94.85%

	Principal amount (000)		Value (000)

Euros 9.43%

Belgium (Kingdom of), Series 77, 1.00% 2026		€9,600	$10,539
Germany (Federal Republic of) 2.50% 2046		20,475	30,347
Germany (Federal Republic of) 0.10%-6.25% 2023-2040[1]		3,406	5,320
Hungary 3.88%-6.00% 2019-2020		2,200	2,593
Ireland (Republic of) 5.40% 2025		8,070	11,793
Ireland (Republic of) 1.00%-3.90% 2023-2045		27,905	33,327
Italy (Republic of) 0.95%-4.75% 2022-2024		20,425	22,967
Spain (Kingdom of) 3.80% 2024		6,150	7,756
Spain (Kingdom of) 1.30% 2026		14,400	15,071
Other securities			72,336

			212,049

Japanese yen 8.44%

Japan, Series 326, 0.70% 2022		¥1,935,000	17,337
Japan, Series 325, 0.80% 2022		1,370,000	12,317
Japan, Series 329, 0.80% 2023		1,145,000	10,352
Japan, Series 18, 0.10% 2024[1]		4,695,040	42,321
Japan, Series 19, 0.10% 2024[1]		2,664,300	24,221
Japan, Series 116, 2.20% 2030		1,735,000	18,747
Japan, Series 145, 1.70% 2033		2,005,000	20,793
Japan 0.10%-2.30% 2021-2045[1]		4,563,940	43,632

			189,720

Polish zloty 5.07%

Poland (Republic of), Series 1017, 5.25% 2017	PLN	54,472	13,407
Poland (Republic of), Series 0420, 1.50% 2020		157,850	36,529
Poland (Republic of), Series 0421, 2.00% 2021		97,250	22,505
Poland (Republic of), Series 0922, 5.75% 2022		46,600	12,646
Poland (Republic of) 3.25%-5.75% 2020-2025		112,720	28,774

			113,861

Hungarian forints 5.00%

Hungary, Series C, 2.00% 2019	HUF	6,183,750	21,783
Hungary, Series A, 6.50% 2019		7,290,830	28,317
Hungary, Series A, 7.50% 2020		8,979,340	37,739
Hungary, Series B, 5.50% 2025		2,501,050	10,207
Hungary 3.50%-7.00% 2020-2023		3,621,220	14,402

			112,448

Mexican pesos 4.62%

United Mexican States, Series M, 6.50% 2021	MXN	1,093,800	51,501
United Mexican States, Series M20, 10.00% 2024		209,500	11,712
United Mexican States, Series M, 5.75% 2026		523,500	22,445
United Mexican States 4.00%-10.00% 2017-2042[1]		360,441	18,111

			103,769

Malaysian ringgits 2.79%

Malaysia (Federation of), Series 0315, 3.659% 2020	MYR	108,610	24,202
Malaysia (Federation of) 3.58%-4.50% 2018-2030		176,105	38,590

			62,792

Danish kroner 2.63%

Nykredit Realkredit AS, Series 01E, 2.00% 2037[2]	DKr	211,859	30,590
Nykredit Realkredit AS, Series 01E, 2.50% 2047[2]		18,237	2,613
Realkredit Danmark AS, Series 22S, 2.00% 2037[2]		128,153	18,418
Other securities			7,407

			59,028

100  American Funds Insurance Series

Global Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)		Value (000)

Indian rupees 1.81%

India (Republic of) 7.80% 2021	INR	937,820	$14,455
India (Republic of) 8.83% 2023		1,284,200	21,052
India (Republic of) 9.20% 2030		299,780	5,206

			40,713

British pounds 1.47%

United Kingdom 1.00% 2017		£9,100	11,291
United Kingdom 1.50%-3.25% 2023-2044		12,200	17,069
Other securities			4,632

			32,992

Brazilian reais 1.18%

Brazil (Federative Republic of) 0% 2017	BRL	26,000	7,751
Brazil (Federative Republic of) 0% 2020		84,000	18,831

			26,582

Australian dollars 0.93%

Australia (Commonwealth of), Series 124, 5.75% 2021	A$	16,900	14,010
Other securities			6,974

			20,984

Chilean pesos 0.92%

Chile (Banco Central de) 4.50% 2021	CLP	13,540,000	20,770

Canadian dollars 0.63%

Canada 2.25% 2025	C$	18,050	14,099

Argentine pesos 0.37%

Argentine Republic 15.50%-18.20% 2021-2026	ARS	133,640	8,350

U.S. dollars 46.83%

Argentine Republic 6.63%-7.63% 2021-2046[3]		$21,705	22,342
Fannie Mae 4.00% 2047[2,4]		23,200	24,380
Fannie Mae 4.50% 2047[2,4]		12,900	13,872
Fannie Mae 2.18%-4.50% 2022-2047[2,4]		11,799	12,406
Hungary 4.00%-7.63% 2019-2041		14,544	17,053
Slovenia (Republic of) 5.50% 2022		10,840	12,002
U.S. Treasury 1.625% 2019[5]		26,200	26,400
U.S. Treasury 1.75% 2019		12,050	12,169
U.S. Treasury 1.375% 2020		17,900	17,788
U.S. Treasury 1.75% 2020		10,300	10,298
U.S. Treasury 1.125% 2021		59,160	57,570
U.S. Treasury 2.875% 2046		29,625	28,524
U.S. Treasury 0.75%-3.50% 2017-2046		91,634	90,476
U.S. Treasury 1.00% 2018		3,000	2,991
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]		32,348	32,959
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]		11,328	11,154
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]		32,925	33,135
U.S. Treasury Inflation-Protected Securities 0.13%-2.38% 2024-2045[1]		32,547	33,120
United Mexican States 4.13%-4.75% 2026-2044		5,000	4,707
Other securities			589,571

			1,052,917

Other 2.73%

Other securities			61,341

Total bonds, notes & other debt instruments (cost: $2,219,617,000)			2,132,415

American Funds Insurance Series  101

Global Bond Fund

Convertible stocks 0.04%

	Shares	Value (000)

U.S. dollars 0.00%

Other securities		$124

Miscellaneous 0.04%

Other convertible stocks in initial period of acquisition		816

Total convertible stocks (cost: $1,202,000)		940

Common stocks 0.07%

U.S. dollars 0.07%

Other securities		1,519

Total common stocks (cost: $4,152,000)		1,519

Short-term securities 6.97%

	Principal amount (000)

American Honda Finance Corp. 0.76% due 2/21/2017	$30,000	29,973
BMW U.S. Capital LLC 0.83% due 3/17/2017[3]	20,000	19,963
Federal Home Loan Bank 0.50%-0.51% due 2/7/2017-2/13/2017	20,000	19,991
Liberty Street Funding Corp. 1.05% due 3/15/2017[3]	20,000	19,963
Microsoft Corp. 0.70% due 2/1/2017[3]	15,000	14,992
Mizuho Bank, Ltd. 0.70% due 1/30/2017-2/2/2017[3]	35,000	34,977
Other securities		16,748

Total short-term securities (cost: $156,597,000)		156,607

Total investment securities 101.93% (cost: $2,381,568,000)		2,291,481
Other assets less liabilities (1.93)%		(43,297)

Net assets 100.00%		$2,248,184

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” and “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $2,370,000, which represented .11% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $6,709,000, which represented .30% of the net assets of the fund. Some securities in “Other securities” (with aggregate value of $232,000, an aggregate cost of $1,384,000, and which represented .01% of the net assets of the fund) were acquired from 3/10/2010 to 4/3/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $429,247,000.

			Contract amount		Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 12/31/2016 (000)
Purchases:
British pounds	1/13/2017	JPMorgan Chase	£5,633	$7,150	$(204)
Euros	1/6/2017	UBS AG	€17,250	$18,848	(680)
Euros	1/10/2017	HSBC Bank	€4,052	$4,375	(107)

102  American Funds Insurance Series

Global Bond Fund

			Contract amount				Unrealized (depreciation) appreciation
	Settlement date	Counterparty	Receive (000)		Deliver (000)		at 12/31/2016 (000)
Euros	1/12/2017	Barclays Bank PLC		€13,503		$14,386	$(161)
Euros	1/19/2017	Bank of America, N.A.		€6,645		$7,145	(141)
Japanese yen	1/6/2017	JPMorgan Chase		¥3,321,365		$29,950	(1,515)
Japanese yen	1/11/2017	Citibank		¥118,559		$1,059	(44)
Japanese yen	1/11/2017	HSBC Bank		¥2,541,140		$22,450	(689)
Japanese yen	1/12/2017	Barclays Bank PLC		¥479,785		$4,204	(95)
Japanese yen	1/20/2017	Citibank		¥351,002		$3,089	(81)
Japanese yen	1/20/2017	JPMorgan Chase		¥392,477		$3,451	(88)
Japanese yen	1/20/2017	JPMorgan Chase		¥1,877,634		$16,350	(263)
Japanese yen	1/26/2017	Bank of America, N.A.		¥2,364,530		$20,600	(335)
Japanese yen	2/6/2017	Citibank		¥392,473		$3,471	(106)
Japanese yen	2/16/2017	HSBC Bank		¥1,310,000		$11,398	(162)
Japanese yen	2/24/2017	HSBC Bank		¥846,335		$7,199	63
Norwegian kroner	1/13/2017	Bank of America, N.A.	NKr	48,486		$5,743	(127)
Norwegian kroner	1/24/2017	Barclays Bank PLC	NKr	46,831		$5,408	16
Swedish kronor	1/24/2017	Barclays Bank PLC	SKr	60,114		$6,418	191
Swedish kronor	2/16/2017	Barclays Bank PLC	SKr	30,059		$3,292	17

							$(4,511)

Sales:
Australian dollars	1/9/2017	JPMorgan Chase		$4,189	A$	5,600	148
Australian dollars	1/11/2017	Bank of America, N.A.		$7,382	A$	10,000	168
Australian dollars	1/25/2017	UBS AG		$14,713	A$	20,200	146
Brazilian reais	4/3/2017	Citibank		$511	BRL	1,800	(28)
Brazilian reais	4/3/2017	Citibank		$6,912	BRL	24,200	(335)
British pounds	1/10/2017	HSBC Bank		€5,606		£4,750	49
Canadian dollars	1/23/2017	JPMorgan Chase		€2,872	C$	4,000	48
Canadian dollars	1/23/2017	Bank of America, N.A.		€2,872	C$	4,000	47
Canadian dollars	1/23/2017	Bank of America, N.A.		$5,956	C$	7,950	33
Chilean pesos	1/20/2017	Citibank		$20,819	CLP	13,864,500	153
Colombian pesos	1/11/2017	Citibank		$4,345	COP	13,434,070	(120)
Colombian pesos	1/11/2017	JPMorgan Chase		$4,666	COP	14,451,550	(136)
Danish kroner	2/6/2017	Citibank	NKr	29,852	DKr	24,600	(33)
Euros	1/6/2017	JPMorgan Chase		$11,314		€10,700	45
Euros	1/9/2017	Citibank	SKr	94,766		€9,650	245
Euros	1/12/2017	HSBC Bank		¥650,453		€5,350	(66)
Euros	1/13/2017	HSBC Bank	NKr	14,378		€1,600	(20)
Euros	1/19/2017	JPMorgan Chase		£5,659		€6,700	(82)
Euros	1/19/2017	Bank of America, N.A.		$21,883		€21,050	(301)
Euros	1/20/2017	Citibank		£17,558		€20,900	(375)
Euros	1/23/2017	JPMorgan Chase		£11,534		€13,700	(216)
Hungarian forints	1/10/2017	HSBC Bank		€3,181	HUF	1,000,000	(54)
Indian rupees	1/11/2017	JPMorgan Chase		$7,105	INR	489,200	(94)
Indian rupees	1/11/2017	UBS AG		$9,004	INR	620,000	(120)
Israeli shekels	1/23/2017	Citibank		$6,681	ILS	25,700	5
Malaysian ringgits	1/13/2017	UBS AG		$5,963	MYR	26,400	81
New Zealand dollars	1/13/2017	Citibank		£5,617	NZ$	10,050	(53)
New Zealand dollars	1/24/2017	JPMorgan Chase		$5,024	NZ$	7,150	61
Polish zloty	1/10/2017	JPMorgan Chase		$9,534	PLN	39,827	19
South African rand	1/12/2017	JPMorgan Chase		$1,990	ZAR	28,350	(69)

							$(854)

Forward currency contracts — net							$(5,365)

American Funds Insurance Series  103

Global Bond Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $166,185,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)		Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.384%	12/15/2018		$65,000	$(79)
Receive	LCH	6-month NOK-NIBOR	1.36	12/19/2019	NKr	250,000	11
Receive	LCH	3-month USD-LIBOR	1.572	9/16/2020		$10,000	(83)
Receive	LCH	3-month USD-LIBOR	1.8855	12/15/2021		23,100	(87)
Receive	LCH	3-month USD-LIBOR	1.885	12/15/2021		115,900	(439)
Pay	LCH	3-month USD-LIBOR	2.468	12/19/2026		10,000	(123)
Pay	LCH	3-month USD-LIBOR	2.52611	11/24/2045		17,400	207
Pay	LCH	3-month USD-LIBOR	2.535	11/24/2045		1,100	11
Pay	LCH	3-month USD-LIBOR	2.556	11/27/2045		10,000	55
Pay	LCH	3-month USD-LIBOR	2.354	1/29/2046		6,000	293
Pay	LCH	3-month USD-LIBOR	2.116	4/15/2046		5,750	580
Receive	LCH	6-month EURIBOR	1.1193	5/27/2046		€2,500	(72)
Pay	LCH	3-month USD-LIBOR	1.909	10/11/2046		$5,750	848

							$1,122

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $280,390,000, which represented 12.47% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $12,261,000, which represented .55% of the net assets of the fund.

Key to abbreviations and symbols

A$ = Australian dollars

ARS = Argentine pesos

BRL = Brazilian reais

£ = British pounds

C$ = Canadian dollars

CLP = Chilean pesos

COP = Colombian pesos

DKr = Danish kroner

EURIBOR = Euro Interbank Offered Rate

€ = Euros

HUF = Hungarian forints

ILS = Israeli shekels

INR = Indian rupees

¥ = Japanese yen

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NIBOR = Norway Interbank Offered Rate

NOK/NKr = Norwegian kroner

NZ$ = New Zealand dollars

PLN = Polish zloty

SKr = Swedish kronor

TBA = To-be-announced

ZAR = South African rand

See Notes to Financial Statements

104  American Funds Insurance Series

High-Income Bond Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 92.06%

	Principal amount (000)	Value (000)

Corporate bonds & notes 90.35%

Energy 17.62%

Cheniere Energy, Inc. 5.88%-7.00% 2024-2025[1]	$6,265	$6,475
Chesapeake Energy Corp. 4.13% 2019[2]	7,425	7,499
Chesapeake Energy Corp. 4.88%-8.00% 2022-2025[1]	11,705	11,676
Chesapeake Energy Corp., Term Loan, 8.50% 2021[2,3,4]	1,350	1,474
CONSOL Energy Inc. 5.875% 2022	13,325	13,125
NGL Energy Partners LP 6.875% 2021	9,940	10,213
NGPL PipeCo LLC 9.625% 2019[1]	13,810	14,535
NGPL PipeCo LLC 7.12%-7.77% 2017-2037[1]	5,220	5,500
Sabine Pass Liquefaction, LLC 5.75% 2024	7,025	7,570
Sabine Pass Liquefaction, LLC 5.00%-5.88% 2021-2027[1]	15,945	16,906
Southwestern Energy Co. 4.10% 2022	7,755	7,366
Teekay Corp. 8.50% 2020	16,173	15,445
Weatherford International PLC 4.50%-9.88% 2021-2040[1]	22,745	20,867
Other securities		175,368

		314,019

Telecommunication services 12.72%

Altice Financing SA 6.625% 2023[1]	835	860
Altice Finco SA 6.50%-9.88% 2020-2022[1]	1,850	1,944
Altice NV 5.50% 2026[1]	1,300	1,329
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[1]	10,845	11,197
Digicel Group Ltd. 8.25% 2020[1]	13,300	11,478
Frontier Communications Corp. 10.50% 2022	7,580	7,997
Frontier Communications Corp. 11.00% 2025	8,687	9,002
Frontier Communications Corp. 8.50%-8.88% 2020-2022	4,250	4,482
Intelsat Jackson Holding Co. 7.25% 2019	11,850	10,013
Ligado Networks, Term Loan, 9.75% 2020[2,3,4,5]	24,292	22,572
MetroPCS Wireless, Inc. 6.25% 2021	11,650	12,145
MetroPCS Wireless, Inc. 6.625% 2023	3,950	4,197
Neptune Finco Corp. (Altice NV) 6.63%-10.13% 2023-2025[1]	3,950	4,445
Numericable Group SA 6.00%-7.38% 2022-2026[1]	4,615	4,737
SoftBank Corp. 4.50% 2020[1]	8,725	8,965
T-Mobile US, Inc. 6.00%-6.73% 2022-2026	6,575	6,983
Trilogy International Partners, LLC 13.375% 2019[1]	10,825	11,150
Wind Acquisition SA 4.75% 2020[1]	3,150	3,189
Wind Acquisition SA 7.375% 2021[1]	17,125	17,853
Windstream Holdings, Inc. 7.75% 2021	10,575	10,924
Other securities		61,244

		226,706

Health care 11.45%

Centene Corp. 4.75% 2022	10,290	10,444
Centene Corp. 4.75%-6.13% 2021-2025	10,730	10,936
DJO Finco Inc. 8.125% 2021[1]	9,160	7,992
Kinetic Concepts, Inc. 7.875% 2021[1]	990	1,077
Kinetic Concepts, Inc. 9.625% 2021[1]	14,650	15,566
Kinetic Concepts, Inc. 12.50% 2021[1]	13,978	14,712
Molina Healthcare, Inc. 5.375% 2022	7,890	8,048
Tenet Healthcare Corp. 4.38%-7.50% 2021-2023[1]	6,165	6,017
Tenet Healthcare Corp., First Lien, 6.00% 2020	7,685	8,031
Tenet Healthcare Corp., First Lien 4.50%-4.75% 2020-2021	7,655	7,718
Valeant Pharmaceuticals International Inc. 5.50% 2023[1]	1,675	1,265
VPI Escrow Corp. 6.75% 2018[1]	10,750	10,239
VPI Escrow Corp. 6.375% 2020[1]	14,355	12,404
VPI Escrow Corp. 7.50% 2021[1]	575	489
VRX Escrow Corp. 5.38%-6.13% 2020–2025[1]	9,670	7,805
Other securities		81,277

		204,020

American Funds Insurance Series  105

High-Income Bond Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Corporate bonds & notes (continued)

Consumer discretionary 11.11%

Cablevision Systems Corp. 5.50%-7.75% 2018-2027[1]	$8,600	$9,112
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	10,445	10,837
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	13,153	13,194
Wynn Macau, Ltd. 5.25% 2021[1]	8,825	8,935
Other securities		155,872

		197,950

Materials 10.12%

ArcelorMittal 7.75% 2041	12,205	13,059
Chemours Co. 7.00% 2025	8,465	8,380
Cliffs Natural Resources Inc. 8.25% 2020[1]	6,625	7,287
First Quantum Minerals Ltd. 6.75% 2020[1]	13,693	13,727
First Quantum Minerals Ltd. 7.00% 2021[1]	16,193	16,187
First Quantum Minerals Ltd. 7.25% 2022[1]	3,525	3,490
FMG Resources 9.75% 2022[1]	10,405	12,123
Ryerson Inc. 11.00% 2022[1]	10,932	12,053
Other securities		93,969

		180,275

Industrials 9.27%

Associated Materials, LLC 9.00% 2024[1]	13,800	13,869
Corporate Risk Holdings LLC 9.50% 2019[1]	12,782	13,197
General Electric Co. 5.00% 2021	740	769
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[1]	10,020	8,392
Other securities		128,888

		165,115

Information technology 7.04%

First Data Corp. 7.00% 2023[1]	8,930	9,533
Gogo Inc. 12.50% 2022[1]	10,050	10,929
Kronos Inc., Term Loan B, 9.25% 2024[2,3,4]	9,075	9,367
Other securities		95,527

		125,356

Financials 4.47%

CIT Group Inc. 3.875% 2019	14,810	15,162
Other securities		64,576

		79,738

Utilities 3.79%

AES Corp. 5.50%-8.00% 2020-2026	17,365	18,345
NRG Energy, Inc. 6.625% 2027[1]	9,510	9,034
TEX Operations Co. LLC, Term Loan B, 5.00% 2023[2,3,4]	7,166	7,233
Other securities		32,930

		67,542

Real estate 1.95%

Other securities		34,671

Consumer staples 0.81%

Other securities		14,354

Total corporate bonds & notes		1,609,746

106  American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

Other bonds & notes 1.71%

U.S. Treasury 1.00% 2018	$10,000	$9,968
U.S. Treasury 1.375% 2020[6]	10,000	9,936
Other securities		10,570

		30,474

Total bonds, notes & other debt instruments (cost: $1,614,854,000)		1,640,220

Convertible bonds 0.43%

Energy 0.03%

Chesapeake Energy Corp. 5.50% 2026[1]	540	587

Other 0.27%

Other securities		4,801

Miscellaneous 0.13%

Other convertible bonds in initial period of acquisition		2,238

Total convertible bonds (cost: $7,597,000)		7,626

Convertible stocks 0.83%

	Shares

Telecommunication services 0.04%

Frontier Communications Corp., Series A, convertible preferred	10,000	711

Other 0.27%

Other securities		4,946

Miscellaneous 0.52%

Other convertible stocks in initial period of acquisition		9,212

Total convertible stocks (cost: $20,627,000)		14,869

Common stocks 0.90%

Industrials 0.08%

		1,407

Other 0.78%

Other securities		13,984

Miscellaneous 0.04%

Other common stocks in initial period of acquisition		636

Total common stocks (cost: $37,432,000)		16,027

Rights & warrants 0.01%

Utilities 0.01%

Other securities		73

Consumer discretionary 0.00%

		—

American Funds Insurance Series  107

High-Income Bond Fund

Rights & warrants (continued)

	Shares	Value (000)

Miscellaneous 0.00%

Other rights & warrants in initial period of acquisition		—

Total rights & warrants (cost: $80,000)		73

Short-term securities 4.29%

	Principal amount (000)

Federal Home Loan Bank 0.53% due 2/17/2017	$30,700	$30,683
General Electric Co. 0.60% due 1/3/2017	20,000	19,999
U.S. Treasury Bills 0.40% due 1/5/2017	20,000	19,999
Other securities		5,750

Total short-term securities (cost: $76,427,000)		76,431

Total investment securities 98.52% (cost: $1,757,017,000)		1,755,246
Other assets less liabilities 1.48%		26,395

Net assets 100.00%		$1,781,641

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Miscellaneous” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $34,309,000, which represented 1.93% of the net assets of the fund. Some securities in “Other securities” (with aggregate value of $3,634,000, an aggregate cost of $13,197,000, and which represented .20% of the net assets of the fund) were acquired from 3/10/2010 to 8/22/2014 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Interest rate swaps

The fund has entered into an interest rate swap as shown in the following table. The average month-end notional amount of interest rate swaps while held was $21,008,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized appreciation at 12/31/2016 (000)
Pay	LCH	3-month USD-LIBOR	2.0745%	11/21/2026	$18,600	$427

Credit default swaps

The fund has entered into credit default swaps as shown in the following table. The average month-end notional amount of credit default swaps while held was $14,167,000.

Centrally cleared credit default swaps on credit indices — sell protection

Referenced index	Clearinghouse	Receive fixed rate	Expiration date	Notional (000)	Value (000)	Upfront premiums received (000)	Unrealized appreciation at 12/31/2016 (000)
CDX.NA.HY.26	ICE	5.00%	6/20/2021	$10,000	$700	$204	$496
CDX.NA.HY.27	ICE	5.00	12/20/2021	10,000	620	472	148

							$644

108  American Funds Insurance Series

High-Income Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $810,766,000, which represented 45.51% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $134,544,000, which represented 7.55% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,129,000, which represented .12% of the net assets of the fund.

Key to abbreviations

ICE = Intercontinental Exchange, Inc.

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

See Notes to Financial Statements

American Funds Insurance Series  109

Mortgage Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 98.52%

	Principal amount (000)	Value (000)

Mortgage-backed obligations 61.32%

Federal agency mortgage-backed obligations 53.90%

Fannie Mae 4.00% 2036[1]	$5,819	$6,193
Fannie Mae 3.00% 2046[1]	11,160	11,094
Fannie Mae 3.00% 2046[1]	5,790	5,759
Fannie Mae 3.50% 2046[1]	4,717	4,779
Fannie Mae 3.50% 2046[1]	3,867	3,918
Fannie Mae 4.00% 2046[1]	2,405	2,495
Fannie Mae 4.00% 2046[1]	1,834	1,902
Fannie Mae 4.00% 2047[1,2]	19,900	20,912
Fannie Mae 4.00%-5.00% 2036-2046[1]	4,650	4,863
Freddie Mac 5.00% 2034[1]	2,004	2,203
Freddie Mac 3.50% 2035[1]	10,210	10,548
Freddie Mac 4.00% 2036[1]	6,863	7,245
Freddie Mac 3.50% 2045[1]	11,259	11,592
Freddie Mac 4.00% 2046[1]	2,000	2,074
Freddie Mac 4.50% 2046[1]	3,999	4,301
Freddie Mac 4.00% 2047[1,2]	20,400	21,418
Freddie Mac 3.50%-4.00% 2035-2036[1]	2,172	2,285
Government National Mortgage Assn. 5.50% 2040[1]	2,872	3,221
Government National Mortgage Assn. 3.50% 2043[1]	2,616	2,738
Government National Mortgage Assn. 3.50% 2043[1]	2,050	2,132
Government National Mortgage Assn. 3.50% 2043[1]	1,999	2,090
Government National Mortgage Assn. 4.25% 2044[1]	1,949	2,099
Government National Mortgage Assn. 4.50% 2045[1]	6,240	6,667
Government National Mortgage Assn. 4.00% 2046[1]	2,543	2,648
Government National Mortgage Assn. 3.00% 2047[1,2]	7,500	7,589
Government National Mortgage Assn. 4.755% 2065[1]	2,323	2,459
Government National Mortgage Assn. 4.632% 2066[1]	2,238	2,411
Government National Mortgage Assn. 3.50%-6.50% 2034-2066[1]	18,852	19,918
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	4,908	4,969
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	932	963

		183,485

Other mortgage-backed securities 3.21%

Freddie Mac, Series KJ02, Class A2, multifamily 2.597% 2020[1]	4,600	4,686
Freddie Mac, Series K031, Class A2, multifamily 3.30% 2023[1,3]	4,722	4,942
Freddie Mac, Series K032, Class A2, multifamily 3.31% 2023[1,3]	1,250	1,309

		10,937

Collateralized mortgage-backed (privately originated) 3.06%

Mortgage Repurchase Agreement Financing Trust, Series 2016-3, Class A1, 1.664% 2018[1,3,4,5]	1,800	1,801
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[1,3,5]	2,972	3,010
Towd Point Mortgage Trust, Series 2015-2, Class 2A1, 3.75% 2057[1,3,5]	708	728
Other securities		4,875

		10,414

Commercial mortgage-backed securities 1.15%

Other securities		3,919

Total mortgage-backed obligations		208,755

110  American Funds Insurance Series

Mortgage Fund

Bonds, notes & other debt instruments

	Principal amount (000)	Value (000)

Federal agency bonds & notes 17.75%

Fannie Mae 1.25% 2017	$5,800	$5,803
Fannie Mae 0.875% 2019	17,000	16,784
Fannie Mae 1.375% 2021	3,000	2,919
Freddie Mac 0.875% 2018	19,000	18,899
Freddie Mac 0.875% 2019	9,000	8,886
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	7,000	7,152

		60,443

U.S. Treasury bonds & notes 12.65%

U.S. Treasury inflation-protected securities 9.67%

U.S. Treasury Inflation-Protected Security 0.375% 2025[6,7]	10,397	10,350
U.S. Treasury Inflation-Protected Security 0.625% 2026[6,7]	4,446	4,488
U.S. Treasury Inflation-Protected Security 0.75% 2042[7]	6,884	6,537
U.S. Treasury Inflation-Protected Security 1.375% 2044[7]	9,827	10,752
U.S. Treasury Inflation-Protected Securities 1.00%-2.13% 2041-2046[7]	764	799

		32,926

U.S. Treasury 2.98%

U.S. Treasury 1.75% 2021	6,000	5,956
U.S. Treasury 2.125% 2022	3,000	2,999
U.S. Treasury 2.50% 2046	1,320	1,169

		10,124

Total U.S. Treasury bonds & notes		43,050

Asset-backed obligations 6.80%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[1,5]	6,379	6,339
Marine Park CLO Ltd., Series 2012-1A, Class A1AR, CLO, 2.189% 2023[1,3,5]	2,500	2,499
Other securities		14,306

		23,144

Total bonds, notes & other debt instruments (cost: $335,749,000)		335,392

Short-term securities 15.98%

Apple Inc. 0.62% due 1/3/2017[5]	6,400	6,400
Army and Air Force Exchange Service 0.54% due 1/3/2017[5]	3,500	3,500
Federal Home Loan Bank 0.35%-0.53% due 1/5/2017-3/1/2017	18,000	17,994
General Electric Co. 0.60% due 1/3/2017	6,900	6,899
Hershey Co. 0.65% due 1/11/2017[5]	8,200	8,199
Qualcomm Inc. 0.48%-0.66% due 1/10/2017-2/8/2017[5]	9,700	9,697
Other securities		1,699

Total short-term securities (cost: $54,387,000)		54,388

Total investment securities 114.50% (cost: $390,136,000)		389,780
Other assets less liabilities (14.50)%		(49,375)

Net assets 100.00%		$340,405

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Insurance Series  111

Mortgage Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $246,510,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$50,000	$(91)
Receive	LCH	3-month USD-LIBOR	1.515	6/4/2019	5,000	(5)
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	3,800	21
Receive	LCH	3-month USD-LIBOR	1.732	6/27/2019	8,500	33
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	8,000	42
Receive	LCH	3-month USD-LIBOR	1.7255	8/19/2019	15,000	47
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	15,000	118
Receive	LCH	3-month USD-LIBOR	1.647	1/9/2020	8,000	(9)
Receive	LCH	3-month USD-LIBOR	1.7615	2/19/2020	6,000	10
Receive	LCH	3-month USD-LIBOR	1.525	4/27/2020	5,000	(35)
Receive	LCH	3-month USD-LIBOR	1.8315	6/10/2020	9,000	22
Receive	LCH	3-month USD-LIBOR	1.8445	6/16/2020	8,000	22
Receive	LCH	3-month USD-LIBOR	1.86	6/19/2020	8,000	25
Receive	LCH	3-month USD-LIBOR	1.872	6/30/2020	1,000	3
Receive	LCH	3-month USD-LIBOR	1.76327	7/1/2020	2,000	(1)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	11,500	379
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	11,500	375
Pay	LCH	3-month USD-LIBOR	1.2796	10/11/2021	14,500	445
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	10,500	86
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	8,500	46
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	3,500	(551)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	2,000	(260)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	2,000	(273)
Pay	LCH	3-month USD-LIBOR	3.2265	9/25/2044	3,000	(404)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	2,000	32
Pay	LCH	3-month USD-LIBOR	2.454	1/15/2045	3,200	85
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	2,500	35
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	1,500	18
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	4,000	43
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	3,560	41
Pay	LCH	3-month USD-LIBOR	2.4835	12/3/2045	2,000	42
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	2,250	(5)
Pay	LCH	3-month USD-LIBOR	2.4095	1/14/2046	1,500	56
Pay	LCH	3-month USD-LIBOR	2.33725	2/1/2046	5,000	264

						$656

112  American Funds Insurance Series

Mortgage Fund

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $176,869,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
10 Year U.S. Treasury Note Futures	CME	Long	186	March 2017	$23,211	$94
10 Year Ultra U.S. Treasury Note Futures	CME	Long	119	March 2017	15,898	55
20 Year U.S. Treasury Bond Futures	CME	Long	10	March 2017	1,523	(17)
30 Year Ultra U.S. Treasury Bond Futures	CME	Short	1	March 2017	161	1
5 Year U.S. Treasury Note Futures	CME	Long	1,474	April 2017	173,887	(450)

						$(317)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Purchased on a TBA basis.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $5,042,000, which represented 1.48% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $59,860,000, which represented 17.58% of the net assets of the fund.
[6]	A portion of this security was pledged as collateral. The total value of pledged collateral was $8,487,000, which represented 2.49% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviations

CLO = Collateralized Loan Obligations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

American Funds Insurance Series  113

Ultra-Short Bond Fund (formerly Cash Management Fund)

Investment portfolio December 31, 2016

Short-term securities 99.82%

	Principal amount (000)	Value (000)

Commercial paper 60.47%

American Honda Finance Corp. 0.76% due 2/21/2017	$10,000	$9,991
Apple Inc. 0.70% due 2/15/2017[1]	10,000	9,993
Canadian Imperial Bank of Commerce 0.80% due 2/15/2017[1]	10,000	9,993
Chariot Funding, LLC 0.62% due 1/24/2017[1]	10,000	9,996
Ciesco LLC 0.76% due 2/3/2017[1]	10,000	9,993
CPPIB Capital Inc. 0.70% due 2/3/2017[1]	10,000	9,994
Estée Lauder Companies Inc. 0.65% due 1/17/2017[1]	10,000	9,997
Export Development Canada 0.83% due 2/27/2017	10,000	9,990
ExxonMobil Corp. 0.53% due 1/23/2017	10,000	9,996
Fairway Finance Corp. 1.05% due 3/20/2017[1]	10,000	9,980
General Electric Co. 0.60% due 1/3/2017	9,200	9,199
Gotham Funding Corp. 0.88% due 2/6/2017[1]	10,200	10,192
John Deere Canada ULC 0.54% due 1/3/2017[1]	10,000	10,000
Liberty Street Funding Corp. 0.80% due 1/17/2017[1]	10,200	10,197
Microsoft Corp. 0.70% due 2/1/2017[1]	10,000	9,995
Mizuho Bank, Ltd. 0.80% due 1/4/2017[1]	7,300	7,299
National Rural Utilities Cooperative Finance Corp. 0.70% due 1/18/2017	9,000	8,997
Province of Ontario 0.74% due 2/21/2017	11,510	11,499
Qualcomm Inc. 0.65% due 2/14/2017[1]	4,400	4,397
Sumitomo Mitsui Banking Corp. 1.00% due 4/4/2017[1]	10,000	9,975
Thunder Bay Funding, LLC 0.91% due 3/8/2017[1]	10,600	10,583
Toronto-Dominion Holdings USA Inc. 0.75% due 1/20/2017[1]	10,000	9,997

		212,253

Federal agency discount notes 27.39%

Federal Farm Credit Banks 0.45% due 1/17/2017	9,800	9,798
Federal Home Loan Bank 0.37%-0.54% due 1/5/2017-3/22/2017	76,400	76,369
Freddie Mac 0.38% due 2/23/2017	10,000	9,994

		96,161

U.S. Treasury 11.96%

U.S. Treasury Bills 0.40%-0.51% due 2/9/2017-3/23/2017	42,000	41,965

Total short-term securities (cost: $350,356,000)		350,379

Total investment securities 99.82% (cost: $350,356,000)		350,379
Other assets less liabilities 0.18%		637

Net assets 100.00%		$351,016

[1]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $152,581,000, which represented 43.47% of the net assets of the fund.

See Notes to Financial Statements

114  American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Summary investment portfolio December 31, 2016

Bonds, notes & other debt instruments 95.45%

	Principal amount (000)	Value (000)

U.S. Treasury bonds & notes 46.27%

U.S. Treasury 31.96%

U.S. Treasury 1.125% 2021	$31,950	$30,873
U.S. Treasury 1.375% 2021	40,000	39,367
U.S. Treasury 1.75% 2021	117,040	116,181
U.S. Treasury 2.00% 2021	161,000	161,993
U.S. Treasury 2.00% 2021	62,350	62,603
U.S. Treasury 2.125% 2021	23,450	23,659
U.S. Treasury 2.25% 2021	76,800	78,204
U.S. Treasury 2.25% 2021	64,745	65,766
U.S. Treasury 2.125% 2022	21,970	21,962
U.S. Treasury 1.50% 2023	22,020	21,184
U.S. Treasury 2.125% 2023	117,191	116,459
U.S. Treasury 2.25% 2023	46,604	46,650
U.S. Treasury 2.00% 2026	25,000	24,063
U.S. Treasury 2.25% 2046[1]	86,611	72,615
U.S. Treasury 2.875% 2046	34,300	33,026
U.S. Treasury 1.63%-6.25% 2020-2046	55,580	56,410

		971,015

U.S. Treasury inflation-protected securities 14.31%

U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	28,504	28,043
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	26,677	26,266
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	84,907	84,528
U.S. Treasury Inflation-Protected Security 2.375% 2025[1,2]	77,582	89,124
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	21,063	20,001
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	80,593	88,181
U.S. Treasury Inflation-Protected Security 1.00% 2046[2]	20,796	20,928
U.S. Treasury Inflation-Protected Securities 0.13%-2.13% 2017-2041[2]	75,566	77,572

		434,643

Total U.S. Treasury bonds & notes		1,405,658

Mortgage-backed obligations 28.94%

Federal agency mortgage-backed obligations 28.15%

Fannie Mae 2.50% 2031[3]	63,228	63,374
Fannie Mae 4.00% 2036[3]	18,362	19,520
Fannie Mae 3.00% 2046[3]	30,231	30,054
Fannie Mae 3.00% 2046[3]	23,632	23,494
Fannie Mae 4.00% 2047[3,4]	50,000	52,544
Fannie Mae 0%-9.65% 2017-2047[3,4,5]	192,023	200,054
Freddie Mac 3.50% 2035[3]	25,795	26,694
Freddie Mac 3.50% 2046[3]	60,592	62,226
Freddie Mac 3.50% 2046[3]	41,035	42,043
Freddie Mac 4.00% 2046[3]	16,381	17,005
Freddie Mac 4.00% 2047[3,4]	42,200	44,305
Freddie Mac 0%-5.50% 2023-2046[3,5]	91,448	95,099
Government National Mortgage Assn. 4.50% 2045[3]	26,614	28,434
Government National Mortgage Assn. 4.50% 2045[3]	25,694	27,452
Government National Mortgage Assn. 4.50% 2045[3]	22,842	24,405
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.425% 2060[3,5]	16,027	16,806
Government National Mortgage Assn. 3.00%-6.50% 2034-2065[3]	53,084	57,080
Other securities		24,672

		855,261

Other mortgage-backed securities 0.79%

Fannie Mae 2.72%-3.47% 2022-2024[3,5]	10,225	10,542
Freddie Mac 1.14%-3.32% 2020-2024[3,5]	13,287	13,392

		23,934

Total mortgage-backed obligations		879,195

American Funds Insurance Series  115

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)

	Principal amount (000)	Value (000)

Federal agency bonds & notes 20.24%

Fannie Mae 1.75%-7.13% 2017-2030	$38,655	$40,672
Federal Farm Credit Banks 0.60% 2017	41,774	41,762
Federal Farm Credit Banks 0.79%-0.81% 2017[5]	13,621	13,627
Federal Home Loan Bank 1.75% 2018	74,000	74,686
Federal Home Loan Bank 3.375% 2023	16,715	17,850
Federal Home Loan Bank 5.50% 2036	600	788
Freddie Mac 1.25% 2019	18,730	18,638
Freddie Mac 3.75% 2019	12,750	13,426
Private Export Funding Corp. 1.45% 2019	17,500	17,441
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	35,489
Tennessee Valley Authority 1.88%-5.88% 2022-2060	16,840	17,644
TVA Southaven 3.846% 2033[3]	1,513	1,573
U.S. Department of Housing and Urban Development 0.93%-3.70% 2017-2034	91,632	93,154
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	19,750	19,949
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	88,000	89,910
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	43,000	43,658
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	43,250	43,900
United States Agency for International Development, Morocco (Kingdom of) 7.55% 2026[3]	3,894	4,688
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	3,000	2,927
United States Agency for International Development, Ukraine 1.47%-1.84% 2019-2021	5,855	5,773
Other securities		17,230

		614,785

Total bonds, notes & other debt instruments (cost: $2,913,238,000)		2,899,638

Short-term securities 7.95%

Federal Home Loan Bank 0.45%-0.49% due 1/9/2017-2/13/2017	112,000	111,962
General Electric Co. 0.60% due 1/3/2017	52,700	52,696
Qualcomm Inc. 0.56%-0.74% due 1/5/2017-2/22/2017[6]	50,900	50,861
U.S. Treasury Bills 0.43% due 1/19/2017	26,000	25,995

Total short-term securities (cost: $241,503,000)		241,514

Total investment securities 103.40% (cost: $3,154,741,000)		3,141,152
Other assets less liabilities (3.40)%		(103,428)

Net assets 100.00%		$3,037,724

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

116  American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average month-end notional amount of interest rate swaps while held was $3,667,158,000.

Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional (000)	Unrealized (depreciation) appreciation at 12/31/2016 (000)
Receive	LCH	3-month USD-LIBOR	1.349%	12/13/2018	$260,000	$(471)
Receive	LCH	3-month USD-LIBOR	1.789	6/20/2019	100,000	532
Receive	LCH	3-month USD-LIBOR	1.7945	6/20/2019	86,600	472
Receive	LCH	3-month USD-LIBOR	1.7905	6/20/2019	34,700	186
Receive	LCH	3-month USD-LIBOR	1.799	8/8/2019	64,000	333
Receive	LCH	3-month USD-LIBOR	1.773	8/11/2019	127,000	565
Receive	LCH	3-month USD-LIBOR	1.9225	9/25/2019	52,000	410
Receive	LCH	3-month USD-LIBOR	1.2	11/1/2019	108,200	(1,347)
Receive	LCH	3-month USD-LIBOR	1.148	4/13/2021	65,000	(1,979)
Pay	LCH	3-month USD-LIBOR	1.217	9/22/2021	60,000	1,976
Pay	LCH	3-month USD-LIBOR	1.225	9/22/2021	60,000	1,954
Pay	LCH	3-month USD-LIBOR	1.2255	9/23/2021	5,000	163
Pay	LCH	3-month USD-LIBOR	1.75918	4/29/2022	58,000	726
Receive	LCH	3-month USD-LIBOR	2.8	9/2/2022	280,000	1,459
Receive	LCH	3-month USD-LIBOR	2.75	9/2/2022	280,000	1,201
Receive	LCH	3-month USD-LIBOR	1.24	7/19/2023	50,000	(2,732)
Receive	LCH	3-month USD-LIBOR	1.309	9/27/2023	25,000	(1,321)
Receive	LCH	3-month USD-LIBOR	1.3035	9/27/2023	25,000	(1,330)
Pay	LCH	3-month USD-LIBOR	1.495	11/10/2023	150,000	6,324
Pay	LCH	3-month USD-LIBOR	2.74125	11/22/2023	15,000	(579)
Pay	LCH	3-month USD-LIBOR	1.798	2/2/2026	35,000	1,440
Pay	LCH	3-month USD-LIBOR	1.6035	4/13/2026	68,000	4,036
Pay	LCH	3-month USD-LIBOR	2.24	12/5/2026	55,100	451
Pay	LCH	3-month USD-LIBOR	2.27	12/5/2026	44,900	245
Pay	LCH	3-month USD-LIBOR	2.97125	9/2/2030	62,000	(1,162)
Pay	LCH	3-month USD-LIBOR	3.005	9/2/2030	62,000	(1,338)
Pay	LCH	3-month USD-LIBOR	3.34	6/27/2044	45,000	(7,078)
Pay	LCH	3-month USD-LIBOR	3.206	7/31/2044	16,000	(2,083)
Pay	LCH	3-month USD-LIBOR	3.238	8/8/2044	16,000	(2,186)
Pay	LCH	3-month USD-LIBOR	2.7045	1/2/2045	12,000	(310)
Pay	LCH	3-month USD-LIBOR	2.5055	1/9/2045	11,000	175
Pay	LCH	3-month USD-LIBOR	2.4945	1/9/2045	2,000	36
Pay	LCH	3-month USD-LIBOR	2.7025	9/10/2045	60,000	(1,550)
Pay	LCH	3-month USD-LIBOR	2.516	10/20/2045	36,000	505
Pay	LCH	3-month USD-LIBOR	2.525	10/20/2045	24,000	291
Pay	LCH	3-month USD-LIBOR	2.5315	10/26/2045	10,000	107
Pay	LCH	3-month USD-LIBOR	2.6445	11/10/2045	11,500	(155)
Pay	LCH	3-month USD-LIBOR	2.52822	11/23/2045	13,350	153
Pay	LCH	3-month USD-LIBOR	2.59125	12/16/2045	9,000	(18)
Receive	LCH	3-month USD-LIBOR	2.11	4/13/2046	14,000	(1,431)
Pay	LCH	3-month USD-LIBOR	2.126	6/3/2046	17,000	1,684
Pay	LCH	U.S. Federal Funds Effective Rate	1.46	7/25/2046	44,000	7,187
Pay	LCH	3-month USD-LIBOR	1.826	7/28/2046	15,000	2,472
Pay	LCH	3-month USD-LIBOR	1.768	8/17/2046	8,200	1,457
Receive	LCH	3-month USD-LIBOR	2.723	12/19/2046	18,000	558

						$10,028

American Funds Insurance Series  117

U.S. Government/AAA-Rated Securities Fund

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $1,918,324,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
30 Day Federal Funds Futures	CME	Short	55	January 2017	$22,784	$14
10 Year U.S. Treasury Note Futures	CME	Long	717	March 2017	88,879	230
30 Year Ultra U.S. Treasury Bond Futures	CME	Long	358	March 2017	58,028	(659)
20 Year U.S. Treasury Bond Futures	CME	Long	271	March 2017	41,278	(450)
10 Year Ultra U.S. Treasury Note Futures	CME	Long	12	March 2017	1,604	5
5 Year U.S. Treasury Note Futures	CME	Long	8,813	April 2017	1,039,849	(2,875)
2 Year U.S. Treasury Note Futures	CME	Long	692	April 2017	149,977	(29)
90 Day Euro Dollar Futures	CME	Long	1,930	December 2017	476,945	(1,779)
90 Day Euro Dollar Futures	CME	Long	772	March 2018	190,707	(872)

						$(6,415)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $87,768,000, which represented 2.89% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,861,000, which represented 1.67% of the net assets of the fund.

Key to abbreviations

CME = CME Group

LCH = LCH.Clearnet

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

See Notes to Financial Statements

118  American Funds Insurance Series

Managed Risk Growth Fund

Investment portfolio December 31, 2016

	Shares	Value (000)

Growth funds 94.41%
American Funds Insurance Series – Growth Fund, Class 1	2,821,842	$189,882

Total growth funds (cost: $196,126,000)		189,882

Short-term securities 5.66%
Government Cash Management Fund	11,380,449	11,380

Total short-term securities (cost: $11,380,000)		11,380

Total investment securities 100.07% (cost: $207,506,000)		201,262
Other assets less liabilities (0.07)%		(134)

Net assets 100.00%		$201,128

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series - Growth Fund, Class 1	1,992,870	1,185,920	356,948	2,821,842	$1,785	$189,882

See Notes to Financial Statements

American Funds Insurance Series  119

Managed Risk International Fund

Investment portfolio December 31, 2016

	Shares	Value (000)

Growth funds 92.74%
American Funds Insurance Series – International Fund, Class 1	5,381,857	$90,523

Total growth funds (cost: $100,249,000)		90,523

Short-term securities 5.72%
Government Cash Management Fund	5,578,653	5,579

Total short-term securities (cost: $5,579,000)		5,579

Total investment securities 98.46% (cost: $105,828,000)		96,102
Other assets less liabilities 1.54%		1,503

Net assets 100.00%		$97,605

Futures contracts

The fund has entered into futures contracts as shown in the following table. The average month-end notional amount of open futures contracts while held was $55,684,000.

Contracts	Clearinghouse	Type	Number of contracts	Expiration	Notional amount (000)	Unrealized appreciation (depreciation) at 12/31/2016 (000)
Mini MSCI Emerging Market Index Contracts	ICE	Short	147	March 2017	$6,470	$157
Euro Currency Contracts	CME	Short	44	March 2017	5,852	37
Euro Stoxx 50 Index Contracts	EUREX	Short	161	March 2017	5,412	(129)
Nikkei 225 Index Contracts	OSE	Short	21	March 2017	3,290	(132)
FTSE 100 Index Contracts	LIFFE	Short	38	March 2017	3,226	(63)
Japanese Yen Currency Contracts	CME	Short	28	March 2017	3,042	33
British Pound Currency Contracts	CME	Short	37	March 2017	2,930	72
S&P 500 E-mini Index Contracts	CME	Short	7	March 2017	785	2
Russell 2000 Mini Index Contracts	ICE	Short	3	March 2017	208	5

						$(18)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series - International Fund, Class 1	4,220,151	2,433,711	1,272,005	5,381,857	$1,447	$90,523

Key to abbreviations

CME = CME Group Inc.

EUREX = Eurex Exchange

ICE = Intercontinental Exchange, Inc.

LIFFE = London International Financial Futures and Options Exchange

OSE = Osaka Securities Exchange

See Notes to Financial Statements

120  American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Investment portfolio December 31, 2016

	Shares	Value (000)
Growth-and-income funds 94.29%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	20,295,700	$274,601

Total growth-and-income funds (cost: $274,894,000)		274,601

Short-term securities 5.74%
Government Cash Management Fund	16,708,972	16,709

Total short-term securities (cost: $16,709,000)		16,709

Total investment securities 100.03% (cost: $291,603,000)		291,310
Other assets less liabilities (0.03)%		(94)

Net assets 100.00%		$291,216

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series - Blue Chip Income and Growth Fund, Class 1	10,142,310	11,512,873	1,359,483	20,295,700	$5,221	$274,601

See Notes to Financial Statements

American Funds Insurance Series  121

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2016

	Shares	Value (000)
Growth-and-income funds 94.36%
American Funds Insurance Series – Growth-Income Fund, Class 1	3,415,529	$151,683

Total growth-and-income funds (cost: $161,981,000)		151,683

Short-term securities 5.73%
Government Cash Management Fund	9,216,670	9,217

Total short-term securities (cost: $9,217,000)		9,217

Total investment securities 100.09% (cost: $171,198,000)		160,900
Other assets less liabilities (0.09)%		(144)

Net assets 100.00%		$160,756

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series - Growth-Income Fund, Class 1	2,523,169	1,319,009	426,649	3,415,529	$2,411	$151,683

See Notes to Financial Statements

122  American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2016

	Shares	Value (000)
Asset allocation funds 93.48%
American Funds Insurance Series – Asset Allocation Fund, Class 1	153,453,622	$3,326,875

Total asset allocation funds (cost: $3,317,853,000)		3,326,875

Short-term securities 6.61%
Government Cash Management Fund	235,163,299	235,163

Total short-term securities (cost: $235,163,000)		235,163

Total investment securities 100.09% (cost: $3,553,016,000)		3,562,038
Other assets less liabilities (0.09)%		(3,058)

Net assets 100.00%		$3,558,980

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the year ended December 31, 2016, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 12/31/2016 (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	120,910,667	36,192,426	3,649,471	153,453,622	$57,654	$3,326,875

See Notes to Financial Statements

American Funds Insurance Series  123

Financial statements

Statements of assets and liabilities at December 31, 2016

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund		International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,169,360		$3,863,341		$21,570,296		$7,435,346	$2,892,538
Affiliated issuers	—		18,922		—		—	—
Cash	148		436		121		108	801
Cash denominated in currencies other than U.S. dollars	—	*	71		—	*	378	2,530
Unrealized appreciation on open forward currency contracts	359		1,434		—		598	85
Receivables for:
Sales of investments	5,253		2,835		—		261	4,119
Sales of fund’s shares	29,893		2,311		5,107		16,113	1,592
Dividends and interest	9,118		2,596		15,370		15,454	6,210
Closed forward currency contracts	—		—		—		—	—
Variation margin	—		—		—		—	—
Other	—		—	*	—		6	169

	5,214,131		3,891,946		21,590,894		7,468,264	2,908,044

Liabilities:
Unrealized depreciation on open forward currency contracts	—		48		—		2,742	75
Payables for:
Purchases of investments	—		9,334		667		188	9,939
Repurchases of fund’s shares	3,542		2,212		30,007		4,273	1,520
Investment advisory services	2,323		2,310		6,064		3,161	1,734
Services provided by related parties	803		532		3,297		866	266
Trustees’ deferred compensation	60		40		500		218	24
Closed forward currency contracts	—		16		—		28	—
Variation margin	—		—		—		—	—
Non-U.S. taxes	431		104		181		1,420	304
Other	252		496		428		493	317

	7,411		15,092		41,144		13,389	14,179

Net assets at December 31, 2016	$5,206,720		$3,876,854		$21,549,750		$7,454,875	$2,893,865

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,957,288		$3,611,221		$13,139,482		$6,952,708	$2,773,962
(Distributions in excess of) undistributed net investment income	(4,119)		14,387		41,075		29,116	(14,553)
Undistributed (accumulated) net realized gain (loss)	174,084		32,077		2,076,079		113,335	(124,225)
Net unrealized appreciation (depreciation)	1,079,467		219,169		6,293,114		359,716	258,681

Net assets at December 31, 2016	$5,206,720		$3,876,854		$21,549,750		$7,454,875	$2,893,865

Investment securities, at cost:
Unaffiliated issuers	$4,089,609		$3,633,593		$15,277,145		$7,073,080	$2,633,833
Affiliated issuers	—		30,819		—		—	—
Cash denominated in currencies other than U.S. dollars, at cost	—	*	71		—	*	378	2,528

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

124  American Funds Insurance Series

						(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund		Global Balanced Fund	Bond Fund	Global Bond Fund

$8,636,064	$1,988,864		$26,112,026	$1,098,471	$413,014	$21,083,426		$249,027	$11,110,878	$2,291,481
—	—		—	—	—	—		—	—	—
210	236		1,393	88	125	472		1,105	2,407	485
—	—	*	468	435	74	—	*	1,004	3,955	292
—	147		—	—	—	—		226	2,972	1,535

—	57		625	82	173	228,113		3,413	220,788	31,085
7,598	493		14,800	126	688	20,979		444	3,293	944
9,509	4,696		34,430	3,548	1,768	56,929		940	59,488	20,267
—	—		—	—	—	—		8	163	312
—	—		—	—	—	139		—	1,903	170
—	6		59	3	1	226		1	318	77

8,653,381	1,994,499		26,163,801	1,102,753	415,843	21,390,284		256,168	11,406,165	2,346,648

—	—		—	105	5	—		125	1,045	6,900

—	—		24,593	174	3,054	328,970		3,117	502,389	86,783
6,099	1,373		35,377	201	328	4,121		805	6,195	1,147
2,856	1,008		5,906	582	171	4,825		140	3,309	1,005
825	319		3,093	68	56	1,871		42	949	258
57	18		568	5	1	205		1	92	19
—	—		—	—	—	—		24	—	1,270
—	—		—	—	—	471		—	2,476	408
217	92		712	97	22	108		13	—	249
89	80		362	69	171	1,812		21	193	425

10,143	2,890		70,611	1,301	3,808	342,383		4,288	516,648	98,464

$8,643,238	$1,991,609		$26,093,190	$1,101,452	$412,035	$21,047,901		$251,880	$10,889,517	$2,248,184

$6,507,555	$1,723,385		$18,679,408	$1,161,044	$423,746	$16,534,443		$232,098	$10,811,913	$2,335,282
30,648	6,361		79,383	1,519	(948)	71,334		(1,060)	59,835	(5,646)
360,649	32,834		1,857,421	(9,999)	(6,984)	1,063,774		1,682	148,985	13,402
1,744,386	229,029		5,476,978	(51,112)	(3,779)	3,378,350		19,160	(131,216)	(94,854)

$8,643,238	$1,991,609		$26,093,190	$1,101,452	$412,035	$21,047,901		$251,880	$10,889,517	$2,248,184

$6,891,665	$1,759,894		$20,634,981	$1,149,377	$416,780	$17,701,594		$229,955	$11,251,113	$2,381,568
—	—		—	—	—	—		—	—	—
—	—	*	468	435	74	—	*	1,004	4,131	290

American Funds Insurance Series  125

Statements of assets and liabilities at December 31, 2016

	High- Income Bond Fund		Mortgage Fund		Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,755,246		$389,780		$350,379	$3,141,152	$11,380
Affiliated issuers	—		—		—	—	189,882
Cash	218		463		96	2,636	—
Cash denominated in currencies other than U.S. dollars	—	*	—		—	—	—
Receivables for:
Sales of investments	5,640		—	*	—	131,531	—
Sales of fund’s shares	108		45		1,256	510	640
Dividends and interest	27,509		978		—	13,221	4
Deposits at brokers for futures contracts	—		—		—	—	—
Variation margin	17		363		—	3,578	—
Other	218		2		—	24	—

	1,788,956		391,631		351,731	3,292,652	201,906

Liabilities:
Payables for:
Purchases of investments	5,172		50,010		—	247,187	588
Repurchases of fund’s shares	1,013		605		521	2,077	8
Investment advisory services	699		121		96	868	17
Services provided by related parties	190		18		70	358	164
Trustees’ deferred compensation	53		2		20	59	1
Variation margin	62		464		—	4,338	—
Non-U.S. taxes	7		—		—	—	—
Bank overdraft	—		—		—	—	—
Other	119		6		8	41	— *

	7,315		51,226		715	254,928	778

Net assets at December 31, 2016	$1,781,641		$340,405		$351,016	$3,037,724	$201,128

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,000,044		$336,896		$351,013	$3,050,374	$209,168
(Distributions in excess of) undistributed net investment income	17,830		1,033		(20)	7,697	729
Undistributed (accumulated) net realized gain (loss)	(235,530)		2,492		—	(10,370)	(2,525)
Net unrealized appreciation (depreciation)	(703)		(16)		23	(9,977)	(6,244)

Net assets at December 31, 2016	$1,781,641		$340,405		$351,016	$3,037,724	$201,128

Investment securities, at cost:
Unaffiliated issuers	$1,757,017		$390,136		$350,356	$3,154,741	$11,380
Affiliated issuers	—		—		—	—	196,126
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—		—	—	—

See end of statements of assets and liabilities for footnote.

See Notes to Financial Statements

126  American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$5,579		$16,709		$9,217		$235,163
90,523		274,601		151,683		3,326,875
—		—		—		—
—		—		—		—

34		—		228		—
199		2,041		201		10,244
2		5		3		71
1,660		—		—		—
73		—		—		—
—		—		—		—

98,070		293,356		161,332		3,572,353

185		1,885		175		9,385
37		15		257		153
8		24		14		299
81		216		129		2,628
—	*	—	*	1		9
80		—		—		—
—		—		—		—
74		—		—		—
—	*	—	*	—	*	899

465		2,140		576		13,373

$97,605		$291,216		$160,756		$3,558,980

$111,364		$283,246		$165,056		$3,479,792
891		4,274		1,865		31,585
(4,906)		3,989		4,133		38,581
(9,744)		(293)		(10,298)		9,022

$97,605		$291,216		$160,756		$3,558,980

$5,579		$16,709		$9,217		$235,163
100,249		274,894		161,981		3,317,853
—		—		—		—

American Funds Insurance Series  127

Statements of assets and liabilities at December 31, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$1,629,975	$1,531,680	$6,930,442	$3,652,037	$1,743,300
Shares outstanding	67,767	75,667	102,989	217,185	88,416
Net asset value per share	$24.05	$20.24	$67.29	$16.82	$19.72
Class 2:
Net assets	$3,482,847	$2,302,616	$13,978,145	$3,710,540	$910,546
Shares outstanding	146,026	116,762	208,876	221,429	46,592
Net asset value per share	$23.85	$19.72	$66.92	$16.76	$19.54
Class 3:
Net assets			$183,298	$26,707
Shares outstanding			2,709	1,585
Net asset value per share			$67.67	$16.85
Class 4:
Net assets	$93,898	$42,558	$457,865	$65,591	$240,019
Shares outstanding	3,944	2,137	6,894	3,941	12,305
Net asset value per share	$23.81	$19.91	$66.41	$16.64	$19.51

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:
Net assets	$949,274	$269,031	$37,506	$1,466,944
Shares outstanding	93,222	25,479	3,329	121,775
Net asset value per share	$10.18	$10.56	$11.27	$12.05
Class 2:
Net assets	$799,193	$62,714	$296,735	$1,503,068
Shares outstanding	79,640	5,951	26,999	126,000
Net asset value per share	$10.04	$10.54	$10.99	$11.93
Class 3:
Net assets	$12,742		$3,945	$10,495
Shares outstanding	1,247		355	869
Net asset value per share	$10.22		$11.10	$12.07
Class 4:
Net assets	$20,432	$8,660	$12,830	$57,217
Shares outstanding	1,894	826	1,153	4,785
Net asset value per share	$10.79	$10.48	$11.12	$11.96
Class P1:
Net assets					$784
Shares outstanding					73
Net asset value per share					$10.71
Class P2:
Net assets					$200,344
Shares outstanding					18,823
Net asset value per share					$10.64

*	Amount less than one thousand.

See	Notes to Financial Statements

128  American Funds Insurance Series

					(dollars and shares in thousands, except per-share amounts)
Blue Chip	Global		International
Income and	Growth	Growth-	Growth	Capital	Asset	Global		Global
Growth	and Income	Income	and Income	Income	Allocation	Balanced	Bond	Bond
Fund	Fund	Fund	Fund	Builder	Fund	Fund	Fund	Fund

$5,099,124	$571,339	$12,587,658	$820,610	$155,544	$13,007,897	$63,634	$6,828,444	$1,114,701
376,863	43,875	283,468	56,689	16,434	599,994	5,743	632,098	99,387
$13.53	$13.02	$44.41	$14.48	$9.46	$21.68	$11.08	$10.80	$11.22

$3,412,241	$1,404,638	$12,854,279	$243,769	$141	$5,143,465	$178,598	$3,959,124	$1,121,458
254,780	108,046	292,148	16,891	15	239,350	16,145	370,891	100,685
$13.39	$13.00	$44.00	$14.43	$9.46	$21.49	$11.06	$10.67	$11.14

		$155,909			$35,209
		3,506			1,623
		$44.47			$21.70

$131,873	$15,632	$495,344	$37,073	$256,350	$2,861,330	$9,648	$101,949	$12,025
9,852	1,213	11,329	2,578	27,130	133,547	877	9,531	1,085
$13.39	$12.89	$43.73	$14.38	$9.45	$21.43	$11.00	$10.70	$11.08

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$137	$262	$1,211	$1,216,562
15	22	109	101,236
$8.89	$11.67	$11.07	$12.02

$97,468	$290,954	$159,545	$2,342,418
11,033	25,070	14,472	195,004
$8.83	$11.61	$11.02	$12.01

American Funds Insurance Series  129

Statements of operations for the year ended December 31, 2016

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$80,406	$44,724	$286,485	$148,661	$42,901
Interest	1,613	6,661	4,303	9,211	12,672

	82,019	51,385	290,788	157,872	55,573

Fees and expenses*:
Investment advisory services	27,627	27,553	69,570	37,240	19,733
Distribution services	9,152	5,964	35,822	9,747	2,837
Insurance administrative services	221	92	1,025	138	515
Transfer agent services	1	1	2	1	— †
Administrative services	524	394	2,109	742	274
Reports to shareholders	255	155	1,066	350	126
Registration statement and prospectus	66	69	261	45	55
Trustees’ compensation	44	33	176	62	23
Auditing and legal	169	108	334	262	135
Custodian	637	736	429	1,394	992
Other	70	73	24	278	33

Total fees and expenses before waivers/reimbursements	38,766	35,178	110,818	50,259	24,723
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	—
Miscellaneous fee reimbursements	—	—	—	—	—

Total waivers/reimbursements of fees and expenses	—	—	—	—	—

Total fees and expenses after waivers/reimbursements	38,766	35,178	110,818	50,259	24,723

Net investment income (loss)	43,253	16,207	179,970	107,613	30,850

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	185,600	(38,030)	2,253,965	143,817	(48,451)
Forward currency contracts	(3,161)	11,683	—	32,800	45
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency transactions	321	(79)	(1,920)	(2,407)	(856)

	182,760	(26,426)	2,252,045	174,210	(49,262)

Net unrealized (depreciation) appreciation on:
Investments	(193,257)	93,008	(489,486)	2,775	165,377
Forward currency contracts	949	885	—	(2,561)	(19)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency translations	(130)	—	7	272	52

	(192,438)	93,893	(489,479)	486	165,410

Net realized gain (loss) and unrealized (depreciation) appreciation	(9,678)	67,467	1,762,566	174,696	116,148

Net increase (decrease) in net assets resulting from operations	$33,575	$83,674	$1,942,536	$282,309	$146,998

See end of statements of operations for footnotes.

See Notes to Financial Statements

130  American Funds Insurance Series

									(dollars in thousands)
Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$211,604	$50,054		$494,536	$35,368	$12,014	$274,462	$3,924		$161	$—
2,151	3,376		16,544	2,949	1,023	164,369	1,936		239,135	65,465

213,755	53,430		511,080	38,317	13,037	438,831	5,860		239,296	65,465

29,973	11,266		65,902	6,709	1,662	53,053	1,577		37,996	12,265
8,414	3,584		32,873	709	533	18,937	454		10,454	2,986
186	25		1,098	86	532	6,393	13		212	25
1	—	†	3	— †	— †	2	—	†	1	— †
760	188		2,457	106	33	1,937	24		1,047	231
225	49		1,213	18	5	837	4		399	57
104	11		212	16	20	376	3		65	15
61	15		201	9	2	157	2		84	19
185	78		582	56	47	140	56		61	49
158	248		299	244	28	205	26		200	545
6	22		29	7	4	46	34		78	65

40,073	15,486		104,869	7,960	2,866	82,083	2,193		50,597	16,257

—	—		—	—	—	—	—		—	—
—	—		—	—	—	—	—		—	—

—	—		—	—	—	—	—		—	—

40,073	15,486		104,869	7,960	2,866	82,083	2,193		50,597	16,257

173,682	37,944		406,211	30,357	10,171	356,748	3,667		188,699	49,208

340,692	63,337		1,873,680	(12,095)	(4,992)	1,075,602	1,203		156,231	(8,488)
—	194		1,927	696	—	—	361		(2,049)	4,304
—	—		—	—	—	(3,196)	—		20,219	(4,868)
—	—		—	—	—	—	—		(12,436)	—
(282)	(379)		(4,989)	(369)	(82)	(310)	(46)		1,254	(2,496)

340,410	63,152		1,870,618	(11,768)	(5,074)	1,072,096	1,518		163,219	(11,548)

803,945	35,981		478,428	(431)	5,127	359,383	5,179		(60,801)	32,416
—	89		—	(105)	(5)	—	37		2,959	(8,031)
—	—		—	—	—	1,123	—		6,624	1,057
—	—		—	—	—	242	—		(1,108)	—
(2)	18		6	2	(2)	(24)	3		(153)	(152)

803,943	36,088		478,434	(534)	5,120	360,724	5,219		(52,479)	25,290

1,144,353	99,240		2,349,052	(12,302)	46	1,432,820	6,737		110,740	13,742

$1,318,035	$137,184		$2,755,263	$18,055	$10,217	$1,789,568	$10,404		$299,439	$62,950

American Funds Insurance Series  131

Statements of operations for the year ended December 31, 2016

	High- Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund (formerly Cash Management Fund)	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)*:
Dividends	$607	$—	$—	$—	$1,785
Interest	116,332	6,416	1,670	51,238	23

	116,939	6,416	1,670	51,238	1,808

Fees and expenses*:
Investment advisory services	8,166	1,456	1,165	10,395	257
Distribution services	2,010	187	812	4,076	427
Insurance administrative services	30	28	32	161	428
Transfer agent services	— †	— †	— †	— †	— †
Administrative services	176	35	36	308	—
Accounting and administrative services	—	—	—	—	55
Reports to shareholders	52	5	11	87	3
Registration statement and prospectus	19	3	4	19	8
Trustees’ compensation	14	3	3	25	1
Auditing and legal	56	41	40	45	14
Custodian	16	22	1	34	12
Other	58	46	18	60	146

Total fees and expenses before waivers/reimbursements	10,597	1,826	2,122	15,210	1,351
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—	—	86
Miscellaneous fee reimbursements	—	—	—	—	188

Total waivers/reimbursements of fees and expenses	—	—	—	—	274

Total fees and expenses after waivers/reimbursements	10,597	1,826	2,122	15,210	1,077

Net investment income (loss)	106,342	4,590	(452)	36,028	731

Net realized gain (loss) and unrealized (depreciation) appreciation:
Net realized gain (loss) on*:
Investments	(80,866)	2,391	—	33,398	(4,648)
Forward currency contracts	21	—	—	—	—
Interest rate swaps	(584)	3,138	—	11,038	—
Credit default swaps	(1,060)	—	—	—	—
Futures contracts	—	(563)	—	(35,065)	(9,811)
Currency transactions	(125)	—	—	—	— †
Capital gain distributions received	—	—	—	—	13,899

	(82,614)	4,966	—	9,371	(560)

Net unrealized (depreciation) appreciation on:
Investments	261,670	(506)	(3)	(8,103)	6,077
Forward currency contracts	(37)	—	—	—	—
Interest rate swaps	701	(499)	—	8,800	—
Credit default swaps	(62)	—	—	—	—
Futures contracts	—	(317)	—	(6,415)	43
Currency translations	108	—	—	—	—

	262,380	(1,322)	(3)	(5,718)	6,120

Net realized gain (loss) and unrealized (depreciation) appreciation	179,766	3,644	(3)	3,653	5,560

Net increase (decrease) in net assets resulting from operations	$286,108	$8,234	$(455)	$39,681	$6,291

*	Additional information related to non-U.S. taxes, affiliated transactions and class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

132  American Funds Insurance Series

	(dollars in thousands)
Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$1,447	$5,221	$2,411	$57,654
9	28	20	483

1,456	5,249	2,431	58,137

136	295	207	4,606
227	490	343	5,262
227	491	346	7,676
— †	— †	— †	—	†
—	—	—	—
53	55	54	120
2	3	3	60
6	7	7	98
1	1	1	24
14	15	14	19
12	12	12	12
39	182	103	588

717	1,551	1,090	18,465

45	98	69	1,535
100	216	152	—

145	314	221	1,535

572	1,237	869	16,930

884	4,012	1,562	41,207

(5,472)	(1,377)	(3,198)	2,977
—	—	—	—
—	—	—	—
—	—	—	—
(6,207)	(6,776)	(5,778)	(34,336)
10	(1)	3	30
7,236	13,693	14,043	68,888

(4,433)	5,539	5,070	37,559

923	14,958	2,312	146,790
—	—	—	—
—	—	—	—
—	—	—	—
148	71	126	1,526
—	—	—	—

1,071	15,029	2,438	148,316

(3,362)	20,568	7,508	185,875

$(2,478)	$24,580	$9,070	$227,082

American Funds Insurance Series  133

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$43,253	$41,258	$16,207	$(387)	$179,970	$156,971
Net realized gain (loss)	182,760	454,855	(26,426)	817,379	2,252,045	1,899,173
Net unrealized (depreciation) appreciation	(192,438)	(109,786)	93,893	(798,992)	(489,479)	(519,610)

Net increase (decrease) in net assets resulting from operations	33,575	386,327	83,674	18,000	1,942,536	1,536,534

Dividends and distributions paid to shareholders:
Dividends from net investment income	(51,522)	(61,500)	(13,487)	—	(177,667)	(151,371)
Distributions from net realized gain on investments	(443,911)	(539,532)	(724,863)	(331,551)	(1,900,853)	(4,626,506)

Total dividends and distributions paid to shareholders	(495,433)	(601,032)	(738,350)	(331,551)	(2,078,520)	(4,777,877)

Net capital share transactions	134,946	179,492	300,027	384,510	(111,950)	2,276,062

Total (decrease) increase in net assets	(326,912)	(35,213)	(354,649)	70,959	(247,934)	(965,281)
Net assets:
Beginning of period	5,533,632	5,568,845	4,231,503	4,160,544	21,797,684	22,762,965

End of period	$5,206,720	$5,533,632	$3,876,854	$4,231,503	$21,549,750	$21,797,684

(Distributions in excess of) undistributed net investment income	$(4,119)	$(256)	$14,387	$(6,905)	$41,075	$29,862

	International Growth
	and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$30,357	$26,405	$10,171	$3,949	$356,748	$317,583
Net realized gain (loss)	(11,768)	7,489	(5,074)	(1,225)	1,072,096	471,975
Net unrealized (depreciation) appreciation	(534)	(92,050)	5,120	(7,839)	360,724	(523,714)

Net increase (decrease) in net assets resulting from operations	18,055	(58,156)	10,217	(5,115)	1,789,568	265,844

Dividends and distributions paid to shareholders:
Dividends from net investment income	(30,394)	(24,236)	(11,031)	(4,288)	(347,205)	(334,403)
Distributions from net realized gain on investments	(4,687)	(21,506)	—	—	(465,866)	(1,266,708)

Total dividends and distributions paid to shareholders	(35,081)	(45,742)	(11,031)	(4,288)	(813,071)	(1,601,111)

Net capital share transactions	125,599	88,567	175,844	171,242	1,700,837	2,142,966

Total (decrease) increase in net assets	108,573	(15,331)	175,030	161,839	2,677,334	807,699
Net assets:
Beginning of period	992,879	1,008,210	237,005	75,166	18,370,567	17,562,868

End of period	$1,101,452	$992,879	$412,035	$237,005	$21,047,901	$18,370,567

(Distributions in excess of) undistributed net investment income	$1,519	$1,042	$(948)	$(292)	$71,334	$56,335

134  American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2016	2015	2016	2015	2016	2015	2016	2015	2016	2015

$107,613	$101,049	$30,850	$21,693	$173,682	$150,411	$37,944	$32,504	$406,211	$362,367
174,210	671,574	(49,262)	(83,494)	340,410	617,232	63,152	62,422	1,870,618	2,678,192
486	(1,114,934)	165,410	(22,006)	803,943	(966,960)	36,088	(115,761)	478,434	(2,629,717)

282,309	(342,311)	146,998	(83,807)	1,318,035	(199,317)	137,184	(20,835)	2,755,263	410,842

(112,086)	(129,375)	(26,290)	(19,569)	(170,997)	(147,049)	(36,671)	(36,339)	(395,167)	(352,790)
(637,485)	(446,067)	—	(149,097)	(595,206)	(712,444)	—	—	(2,694,334)	(3,606,146)

(749,571)	(575,442)	(26,290)	(168,666)	(766,203)	(859,493)	(36,671)	(36,339)	(3,089,501)	(3,958,936)

439,487	688,549	79,376	364,776	1,193,132	684,200	114,314	(52,395)	2,214,035	2,397,939

(27,775)	(229,204)	200,084	112,303	1,744,964	(374,610)	214,827	(109,569)	1,879,797	(1,150,155)

7,482,650	7,711,854	2,693,781	2,581,478	6,898,274	7,272,884	1,776,782	1,886,351	24,213,393	25,363,548

$7,454,875	$7,482,650	$2,893,865	$2,693,781	$8,643,238	$6,898,274	$1,991,609	$1,776,782	$26,093,190	$24,213,393

$29,116	$(19,278)	$(14,553)	$(18,827)	$30,648	$28,224	$6,361	$5,495	$79,383	$74,007

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2016	2015	2016	2015	2016	2015	2016	2015	2016	2015

$3,667	$3,604	$188,699	$180,900	$49,208	$54,947	$106,342	$116,865	$4,590	$2,886
1,518	201	163,219	66,981	(11,548)	(73,021)	(82,614)	(76,908)	4,966	5,622
5,219	(5,965)	(52,479)	(215,539)	25,290	(80,680)	262,380	(174,986)	(1,322)	(1,739)

10,404	(2,160)	299,439	32,342	62,950	(98,754)	286,108	(135,029)	8,234	6,769

(3,285)	(2,403)	(197,417)	(182,773)	(15,576)	(1,846)	(106,140)	(114,287)	(6,310)	(5,398)
—	(2,968)	(35,948)	(192,440)	(4,207)	(69,034)	—	—	(3,532)	(4,268)

(3,285)	(5,371)	(233,365)	(375,213)	(19,783)	(70,880)	(106,140)	(114,287)	(9,842)	(9,666)

25,497	11,046	898,544	697,150	(40,534)	(169,118)	(193,559)	82,072	(117)	219

32,616	3,515	964,618	354,279	2,633	(338,752)	(13,591)	(167,244)	(1,725)	(2,678)

219,264	215,749	9,924,899	9,570,620	2,245,551	2,584,303	1,795,232	1,962,476	342,130	344,808

$251,880	$219,264	$10,889,517	$9,924,899	$2,248,184	$2,245,551	$1,781,641	$1,795,232	$340,405	$342,130

$(1,060)	$(1,170)	$59,835	$61,376	$(5,646)	$(13,116)	$17,830	$18,573	$1,033	$804

American Funds Insurance Series  135

Statements of changes in net assets

	Ultra-Short Bond Fund (formerly Cash Management Fund)		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund
	Year ended December 31		Year ended December 31		Year ended December 31
	2016	2015	2016	2015	2016	2015
Operations:
Net investment income (loss)	$(452)	$(1,713)	$36,028	$29,322	$731	$351
Net realized gain (loss)	—	1	9,371	73,799	(560)	13,382
Net unrealized (depreciation) appreciation	(3)	10	(5,718)	(45,379)	6,120	(13,947)

Net increase (decrease) in net assets resulting from operations	(455)	(1,702)	39,681	57,742	6,291	(214)

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	—	(46,049)	(48,582)	(330)	—
Distributions from net realized gain on investments	—	—	(60,973)	(27,147)	(15,012)	—

Total dividends and distributions paid to shareholders	—	—	(107,022)	(75,729)	(15,342)	—

Net capital share transactions	(11,965)	(29,927)	43,179	(393,940)	64,347	66,782

Total (decrease) increase in net assets	(12,420)	(31,629)	(24,162)	(411,927)	55,296	66,568
Net assets:
Beginning of period	363,436	395,065	3,061,886	3,473,813	145,832	79,264

End of period	$351,016	$363,436	$3,037,724	$3,061,886	$201,128	$145,832

(Distributions in excess of) undistributed net investment income	$(20)	$(23)	$7,697	$7,412	$729	$328

See Notes to Financial Statements

136  American Funds Insurance Series

(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Year ended December 31		Year ended December 31		Year ended December 31		Year ended December 31
2016	2015	2016	2015	2016	2015	2016	2015

$884	$904	$4,012	$1,959	$1,562	$1,056	$41,207	$31,209
(4,433)	1,838	5,539	7,704	5,070	8,928	37,559	111,792
1,071	(9,188)	15,029	(19,476)	2,438	(14,317)	148,316	(170,931)

(2,478)	(6,446)	24,580	(9,813)	9,070	(4,333)	227,082	(27,930)

(843)	(14)	(3,375)	(530)	(1,707)	(67)	(44,188)	(38,084)
(2,185)	—	(5,923)	—	(8,465)	—	(93,578)	(48,390)

(3,028)	(14)	(9,298)	(530)	(10,172)	(67)	(137,766)	(86,474)

19,951	43,513	138,529	49,641	39,189	51,303	804,645	722,454

14,445	37,053	153,811	39,298	38,087	46,903	893,961	608,050

83,160	46,107	137,405	98,107	122,669	75,766	2,665,019	2,056,969

$97,605	$83,160	$291,216	$137,405	$160,756	$122,669	$3,558,980	$2,665,019

$891	$839	$4,274	$2,223	$1,865	$1,328	$31,585	$34,133

American Funds Insurance Series  137

Notes to financial statements

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 28 different funds (the “funds”). Twenty-three funds in the series are covered in this report. The other five funds in the series are covered in a separate report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The investment objectives for each fund covered in this report are as follows:

Global Growth Fund — Seeks to provide long-term growth of capital.

Global Small Capitalization Fund — Seeks to provide long-term growth of capital.

Growth Fund — Seeks to provide growth of capital.

International Fund — Seeks to provide long-term growth of capital.

New World Fund — Seeks long-term capital appreciation.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Growth-Income Fund — Seeks to achieve long-term growth of capital and income.

International Growth and Income Fund — Seeks to provide long-term growth of capital while providing current income.

Capital Income Builder — Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. Secondarily, seeks to provide growth of capital.

Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — Seeks to provide as high a level of current income as is consistent with the preservation of capital.

Global Bond Fund — Seeks to provide, over the long term, a high level of total return consistent with prudent investment management.

High-Income Bond Fund — Seeks to provide a high level of current income and, secondarily, capital appreciation.

Mortgage Fund — Seeks to provide current income and preservation of capital.

138  American Funds Insurance Series

Ultra-Short Bond Fund — On May 1, 2016, the fund changed its name from Cash Management Fund to Ultra-Short Bond Fund in accordance with a resolution approved by shareholders on December 4, 2015, to convert the fund to an ultra-short-term bond fund. The fund seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

American Funds Insurance Series  139

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

140  American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series  141

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2016 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$735,002	$603,266	$—	$1,338,268
Consumer discretionary	782,920	314,186	—	1,097,106
Health care	400,890	340,275	—	741,165
Financials	162,642	336,154	—	498,796
Consumer staples	39,584	292,852	—	332,436
Industrials	77,442	212,901	—	290,343
Energy	125,366	88,783	—	214,149
Telecommunication services	—	90,340	—	90,340
Materials	37,406	39,707	—	77,113
Miscellaneous	85,826	150,867	—	236,693
Bonds, notes & other debt instruments	—	2,002	—	2,002
Short-term securities	—	250,949	—	250,949

Total	$2,447,078	$2,722,282	$—	$5,169,360

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$359	$—	$359

*	Securities with a value of $2,469,332,000, which represented 47.43% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$341,660	$409,268	$—	$750,928
Information technology	358,077	254,236	—	612,313
Health care	485,718	74,463	—	560,181
Financials	181,103	139,074	—	320,177
Energy	229,547	61,390	8,824	299,761
Industrials	108,231	176,542	—	284,773
Materials	123,506	110,138	—	233,644
Consumer staples	35,272	149,803	—	185,075
Utilities	—	89,923	—	89,923
Other	—	66,766	—	66,766
Miscellaneous	113,963	71,943	—	185,906
Rights & warrants	270	—	—	270
Bonds, notes & other debt instruments	—	7,068	—	7,068
Short-term securities	—	285,478	—	285,478

Total	$1,977,347	$1,896,092	$8,824	$3,882,263

142  American Funds Insurance Series

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,434	$—	$1,434
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(48)	—	(48)

Total	$—	$1,386	$—	$1,386

*	Securities with a value of $1,600,921,000, which represented 41.29% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Growth Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$4,843,980	$787,692	$—	$5,631,672
Consumer discretionary	4,533,889	37,112	—	4,571,001
Health care	2,832,091	8,800	—	2,840,891
Energy	2,315,176	24,106	—	2,339,282
Financials	1,930,884	137,542	—	2,068,426
Industrials	1,048,528	189,312	—	1,237,840
Consumer staples	873,699	121,563	—	995,262
Telecommunication services	240,332	—	—	240,332
Other	272,832	—	—	272,832
Miscellaneous	120,697	59,505	—	180,202
Convertible stocks	—	—	13,104	13,104
Convertible bonds	—	4,481	—	4,481
Short-term securities	—	1,174,971	—	1,174,971

Total	$19,012,108	$2,545,084	$13,104	$21,570,296

*	Securities with a value of $1,356,994,000, which represented 6.30% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$30,515	$1,108,433	$—	$1,138,948
Information technology	174,052	777,321	—	951,373
Consumer discretionary	53,303	894,197	—	947,500
Health care	68,047	639,236	—	707,283
Materials	148,837	495,491	—	644,328
Industrials	20,290	593,810	—	614,100
Consumer staples	—	561,750	—	561,750
Utilities	—	387,742	—	387,742
Energy	106,099	259,850	—	365,949
Telecommunication services	—	253,349	—	253,349
Real estate	—	162,942	—	162,942
Miscellaneous	10,190	62,975	—	73,165
Bonds, notes & other debt instruments	—	77,469	—	77,469
Short-term securities	—	549,448	—	549,448

Total	$611,333	$6,824,013	$—	$7,435,346

See next page for footnote.

American Funds Insurance Series  143

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$598	$—	$598
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,742)	—	(2,742)

Total	$—	$(2,144)	$—	$(2,144)

*	Securities with a value of $6,024,446,000, which represented 80.81% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

New World Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$197,390	$219,987	$—	$417,377
Financials	120,700	260,447	—	381,147
Consumer discretionary	150,569	214,907	—	365,476
Energy	69,386	207,335	—	276,721
Health care	112,331	87,744	—	200,075
Consumer staples	30,624	144,465	—	175,089
Materials	72,311	98,928	665	171,904
Industrials	38,010	115,291	—	153,301
Telecommunication services	3,322	55,991	—	59,313
Real estate	30,290	—	27	30,317
Utilities	—	27,439	—	27,439
Miscellaneous	89,339	55,126	—	144,465
Rights & warrants	—	34,283	—	34,283
Bonds, notes & other debt instruments	—	139,001	—	139,001
Short-term securities	—	316,630	—	316,630

Total	$914,272	$1,977,574	$692	$2,892,538

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$85	$—	$85
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(75)	—	(75)

Total	$—	$10	$—	$10

*	Securities with a value of $1,458,989,000, which represented 50.42% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

144  American Funds Insurance Series

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,220,769	$—	$—	$1,220,769
Health care	1,156,906	—	—	1,156,906
Energy	1,059,652	—	—	1,059,652
Financials	958,932	—	—	958,932
Industrials	846,559	—	—	846,559
Consumer staples	828,457	—	—	828,457
Telecommunication services	509,393	—	—	509,393
Materials	423,645	—	—	423,645
Consumer discretionary	416,052	—	—	416,052
Utilities	145,652	—	—	145,652
Real estate	34,708	—	—	34,708
Miscellaneous	408,090	—	—	408,090
Short-term securities	—	627,249	—	627,249

Total	$8,008,815	$627,249	$—	$8,636,064

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$169,873	$175,573	$—	$345,446
Financials	165,069	113,576	—	278,645
Consumer discretionary	66,696	130,076	—	196,772
Industrials	106,156	77,698	—	183,854
Energy	130,781	38,007	—	168,788
Health care	125,010	24,737	—	149,747
Consumer staples	62,181	80,426	—	142,607
Materials	50,344	54,860	—	105,204
Utilities	40,432	42,770	—	83,202
Real estate	42,784	21,595	—	64,379
Telecommunication services	—	15,407	—	15,407
Miscellaneous	37,620	53,742	—	91,362
Preferred securities	486	—	—	486
Bonds, notes & other debt instruments	—	47,802	—	47,802
Short-term securities	—	115,163	—	115,163

Total	$997,432	$991,432	$—	$1,988,864

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$147	$—	$147

*	Securities with a value of $828,467,000, which represented 41.60% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series  145

Growth-Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,887,099	$20,931	$—	$3,908,030
Health care	3,707,953	117,244	—	3,825,197
Consumer discretionary	3,257,918	255,746	—	3,513,664
Financials	2,629,172	193,433	—	2,822,605
Industrials	1,970,823	135,575	—	2,106,398
Energy	1,778,829	298,880	—	2,077,709
Consumer staples	1,576,405	173,033	—	1,749,438
Materials	1,339,979	140,850	—	1,480,829
Other	1,260,053	6,419	—	1,266,472
Miscellaneous	1,026,544	112,088	—	1,138,632
Convertible stocks	5,157	7,340	—	12,497
Convertible bonds	—	123,679	—	123,679
Bonds, notes & other debt instruments	—	69,790	—	69,790
Short-term securities	—	2,017,086	—	2,017,086

Total	$22,439,932	$3,672,094	$—	$26,112,026

*	Securities with a value of $1,368,521,000, which represented 5.24% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

International Growth and Income Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Financials	$16,506	$154,959	$—	$171,465
Consumer staples	38,453	105,589	—	144,042
Consumer discretionary	—	116,239	—	116,239
Utilities	—	110,609	—	110,609
Energy	23,904	68,007	—	91,911
Industrials	—	85,200	—	85,200
Health care	18,683	48,502	—	67,185
Real estate	7,985	56,049	—	64,034
Information technology	12,071	34,849	—	46,920
Telecommunication services	5,412	38,960	—	44,372
Materials	5,610	16,889	—	22,499
Miscellaneous	—	9,787	—	9,787
Convertible bonds	—	253	—	253
Bonds, notes & other debt instruments	—	37,588	—	37,588
Short-term securities	—	86,367	—	86,367

Total	$128,624	$969,847	$—	$1,098,471

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(105)	$—	$(105)

*	Securities with a value of $831,834,000, which represented 75.52% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

146  American Funds Insurance Series

Capital Income Builder

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$39,025	$18,910	$—	$57,935
Financials	20,514	33,240	—	53,754
Energy	36,015	6,727	—	42,742
Telecommunication services	16,244	25,280	—	41,524
Information technology	15,996	11,194	—	27,190
Utilities	5,098	20,055	—	25,153
Health care	10,372	11,944	—	22,316
Consumer discretionary	5,105	12,287	—	17,392
Real estate	13,216	4,040	—	17,256
Industrials	2,439	10,439	—	12,878
Materials	—	5,129	—	5,129
Miscellaneous	—	2,019	—	2,019
Convertible stocks	4,305	—	—	4,305
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	22,870	—	22,870
Mortgage-backed obligations	—	17,056	—	17,056
Corporate bonds & notes	—	11,089	—	11,089
Asset-backed obligations	—	7,517	—	7,517
Short-term securities	—	24,889	—	24,889

Total	$168,329	$244,685	$—	$413,014

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(5)	$—	$(5)

*	Securities with a value of $161,264,000, which represented 39.14% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$3,834,977	$139,091	$1,864	$3,975,932
Health care	1,841,988	30,942	1,484	1,874,414
Consumer discretionary	1,573,173	80,843	—	1,654,016
Financials	1,606,632	11,179	—	1,617,811
Energy	1,260,185	—	—	1,260,185
Consumer staples	782,224	181,277	—	963,501
Materials	959,087	3,635	—	962,722
Industrials	911,271	40,491	1	951,763
Telecommunication services	231,625	—	—	231,625
Other	208,091	—	—	208,091
Miscellaneous	48,063	—	—	48,063
Convertible stocks	—	3,693	4,800	8,493
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,563,903	—	2,563,903
Corporate bonds & notes	—	1,979,326	12,692	1,992,018
Mortgage-backed obligations	—	915,602	—	915,602
Federal agency bonds & notes	—	52,295	—	52,295
Other	—	122,701	—	122,701
Short-term securities	—	1,680,291	—	1,680,291

Total	$13,257,316	$7,805,269	$20,841	$21,083,426

See next page for footnote.

American Funds Insurance Series  147

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$2,799	$—	$2,799
Unrealized appreciation on futures contracts	242	—	—	242
Liabilities:
Unrealized depreciation on interest rate swaps	—	(6,429)	—	(6,429)

Total	$242	$(3,630)	$—	$(3,388)

*	Securities with a value of $476,496,000, which represented 2.26% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Interest rate swaps and futures are not included in the investment portfolio.

Global Balanced Fund

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Industrials	$8,063	$17,345	$—	$25,408
Information technology	13,496	11,625	—	25,121
Energy	10,978	6,509	—	17,487
Consumer staples	9,010	7,011	—	16,021
Health care	10,940	3,188	—	14,128
Financials	7,575	3,794	—	11,369
Materials	6,556	4,071	—	10,627
Consumer discretionary	6,899	2,775	—	9,674
Utilities	1,568	1,722	—	3,290
Real estate	—	1,367	—	1,367
Telecommunication services	—	502	—	502
Miscellaneous	7,284	5,010	—	12,294
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	36,898	—	36,898
U.S. Treasury bonds & notes	—	20,692	—	20,692
Corporate bonds & notes	—	15,958	—	15,958
Mortgage-backed obligations	—	4,924	—	4,924
Asset-backed obligations	—	323	—	323
Short-term securities	—	22,944	—	22,944

Total	$82,369	$166,658	$—	$249,027

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$226	$—	$226
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(125)	—	(125)

Total	$—	$101	$—	$101

*	Securities with a value of $64,919,000, which represented 25.77% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

148  American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,617,726	$—	$3,617,726
Corporate bonds & notes	—	3,399,443	444	3,399,887
Mortgage-backed obligations	—	2,135,367	—	2,135,367
Bonds & notes of governments & government agencies outside the U.S.	—	610,070	—	610,070
Asset-backed obligations	—	142,447	—	142,447
Municipals	—	80,240	—	80,240
Federal agency bonds & notes	—	72,315	—	72,315
Common stocks	969	—	804	1,773
Rights & warrants	—	111	—	111
Short-term securities	—	1,050,942	—	1,050,942

Total	$969	$11,108,661	$1,248	$11,110,878

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$2,972	$—	$2,972
Unrealized appreciation on interest rate swaps	—	23,668	—	23,668
Unrealized appreciation on futures contracts	125	—	—	125
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(1,045)	—	(1,045)
Unrealized depreciation on interest rate swaps	—	(15,207)	—	(15,207)
Unrealized depreciation on futures contracts	(1,233)	—	—	(1,233)

Total	$(1,108)	$10,388	$—	$9,280

*	Forward currency contracts, interest rate swaps, and futures contracts are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$212,049	$—	$212,049
Japanese yen	—	189,720	—	189,720
Polish zloty	—	113,861	—	113,861
Hungarian forints	—	112,448	—	112,448
Mexican pesos	—	103,769	—	103,769
Malaysian ringgits	—	62,792	—	62,792
Danish kroner	—	59,028	—	59,028
Indian rupees	—	40,713	—	40,713
British pounds	—	32,992	—	32,992
Brazilian reais	—	26,582	—	26,582
Australian dollars	—	20,984	—	20,984
Chilean pesos	—	20,770	—	20,770
Canadian dollars	—	14,099	—	14,099
Argentine pesos	—	8,350	—	8,350
U.S. dollars	—	1,052,728	189	1,052,917
Other	—	61,341	—	61,341
Convertible stocks	—	124	816	940
Common stocks	278	947	294	1,519
Short-term securities	—	156,607	—	156,607

Total	$278	$2,289,904	$1,299	$2,291,481

American Funds Insurance Series  149

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,535	$—	$1,535
Unrealized appreciation on interest rate swaps	—	2,005	—	2,005
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(6,900)	—	(6,900)
Unrealized depreciation on interest rate swaps	—	(883)	—	(883)

Total	$—	$(4,243)	$—	$(4,243)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,597,304	$12,442	$1,609,746
Asset-backed obligations	—	9,508	—	9,508
Other bonds & notes	—	20,966	—	20,966
Convertible bonds	—	7,626	—	7,626
Convertible stocks	7,985	2,228	4,656	14,869
Common stocks	3,533	6,961	5,533	16,027
Rights & warrants	—	73	—	73
Short-term securities	—	76,431	—	76,431

Total	$11,518	$1,721,097	$22,631	$1,755,246

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$427	$—	$427
Unrealized appreciation on credit default swaps	—	644	—	644

Total	$—	$1,071	$—	$1,071

[1]	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2016 (dollars in thousands):

	Beginning value at 1/1/2016	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized appreciation[3]	Transfers out of Level 3[2]	Ending value at 12/31/2016
Investment securities	$14,951	$865	$5,655	$(201)	$58	$2,169	$(866)	$22,631
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2016								$2,604

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

150  American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2016	Valuation techniques	Unobservable inputs	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	$12,442	Yield analysis	Yield risk premium	100 bps - 400 bps	Decrease
		Yield to call price	Yield to call	2.5% - 5.0%	Decrease
Common stocks	5,533	Enterprise valuation	EV/EBITDA multiple	5.0x - 11.5x	Increase
		Recent transaction	Arms-length transaction	N/A	N/A
		Estimated liquidation proceeds	Estimated remaining assets	$16.4 million - $ 35.7 million	Increase
Convertible stocks	4,656	Cost	N/A	N/A	N/A

	$22,631

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

EV = Enterprise value

EBITDA = Earnings before income taxes, depreciation and amortization

Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$208,755	$—	$208,755
Federal agency bonds & notes	—	60,443	—	60,443
U.S. Treasury bonds & notes	—	43,050	—	43,050
Asset-backed obligations	—	22,092	1,052	23,144
Short-term securities	—	54,388	—	54,388

Total	$—	$388,728	$1,052	$389,780

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$2,289	$—	$2,289
Unrealized appreciation on futures contracts	150	—	—	150
Liabilities:
Unrealized depreciation on interest rate swaps	—	(1,633)	—	(1,633)
Unrealized depreciation on futures contracts	(467)	—	—	(467)

Total	$(317)	$656	$—	$339

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Ultra-Short Bond Fund

At December 31, 2016, all of the fund’s investment securities were classified as Level 2.

American Funds Insurance Series  151

U.S. Government/AAA-Rated Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$1,405,658	$—	$1,405,658
Mortgage-backed obligations	—	879,195	—	879,195
Federal agency bonds & notes	—	614,785	—	614,785
Short-term securities	—	241,514	—	241,514

Total	$—	$3,141,152	$—	$3,141,152

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$37,098	$—	$37,098
Unrealized appreciation on futures contracts	249	—	—	249
Liabilities:
Unrealized depreciation on interest rate swaps	—	(27,070)	—	(27,070)
Unrealized depreciation on futures contracts	(6,664)	—	—	(6,664)

Total	$(6,415)	$10,028	$—	$3,613

*	Interest rate swaps and futures contracts are not included in the investment portfolio.

Managed Risk Growth Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At December 31, 2016, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

152  American Funds Insurance Series

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

American Funds Insurance Series  153

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult for a fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

154  American Funds Insurance Series

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. Although such securities are generally less sensitive to interest rate changes, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current historically low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy.

Management — The managed risk funds are subject to the risk that the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions, futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, a fund could be exposed to the risk of loss.

American Funds Insurance Series  155

Hedging — There may be imperfect or even negative correlation between the prices of the futures contracts and the prices of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying fund, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund have participated in a transaction that involves unfunded commitments, which may obligate each fund to purchase additional shares of the applicable issuer. Under the terms of the commitments, which will expire no later than April 1, 2021, the maximum potential exposure of Asset Allocation Fund, Global Bond Fund and High-Income Bond Fund as of December 31, 2016, was $471,000, $109,000 and $719,000, respectively. Should such commitments become due in full, these amounts would represent less than 0.01% of the net assets of Asset Allocation Fund and Global Bond Fund and 0.04% of the net assets of High-Income Bond Fund as of December 31, 2016.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by the Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the

156  American Funds Insurance Series

respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of December 31, 2016, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, International Growth and Income Fund, Capital Income Builder, Global Balanced Fund, Bond Fund and Global Bond Fund had open forward currency contracts. As of December 31, 2016, Growth-Income Fund and High-Income Bond Fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held by Growth-Income Fund and High-Income Bond Fund was $19,297,000 and $1,189,000, respectively.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of December 31, 2016, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations. As of December 31, 2016, High-Income Bond Fund had open credit default swaps.

American Funds Insurance Series  157

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. As of December 31, 2016, Asset Allocation Fund, Bond Fund, Mortgage Fund, U.S. Government/AAA-Rated Securities Fund and Managed Risk International Fund held futures contracts. As of December 31, 2016, Managed Risk Growth Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund did not have any open futures contracts. The average month-end notional amount of open futures contracts while held by Managed Risk Growth Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund was $45,694,000, $56,050,000, $43,355,000 and $401,603,000, respectively.

158  American Funds Insurance Series

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps, credit default swaps and/or futures contracts as of, or for the year ended, December 31, 2016 (dollars in thousands):

			Global Growth Fund	Global Small Capitalization Fund	International Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$359	$1,434	$598
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$359	$1,434	$598

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$48	$2,742
Forward currency	Currency	Payables for closed forward currency contracts	—	16	28
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$—	$64	$2,770

Net realized (loss) gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized (loss) gain on forward currency contracts	$(3,161)	$11,683	$32,800
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(3,161)	$11,683	$32,800

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$949	$885	$(2,561)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$949	$885	$(2,561)

See end of tables for footnote.

American Funds Insurance Series  159

			New World Fund	Global Growth and Income Fund	Growth- Income Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$85	$147	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$85	$147	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$75	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$75	$—	$—

Net realized gain	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$45	$194	$1,927
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$45	$194	$1,927

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(19)	$89	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(19)	$89	$—

160  American Funds Insurance Series

			International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	2,799
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	242
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$—	$—	$3,041

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$105	$5	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	6,429
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$105	$5	$6,429

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$696	$—	$—
Interest rate swaps	Interest	Net realized loss on interest rate swaps	—	—	(3,196)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$696	$—	$(3,196)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(105)	$(5)	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	1,123
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	242
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$(105)	$(5)	$1,365

See end of tables for footnote.

American Funds Insurance Series  161

			Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$226	$2,972	$1,535
Forward currency	Currency	Receivables for closed forward currency contracts	8	163	312
Interest rate swaps	Interest	Net unrealized appreciation*	—	23,668	2,005
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	125	—
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$234	$26,928	$3,852

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$125	$1,045	$6,900
Forward currency	Currency	Payables for closed forward currency contracts	24	—	1,270
Interest rate swaps	Interest	Net unrealized depreciation*	—	15,207	883
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	1,233	—
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$149	$17,485	$9,053

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$361	$(2,049)	$4,304
Interest rate swaps	Interest	Net realized gain (loss) on interest rate swaps	—	20,219	(4,868)
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized loss on futures contracts	—	(12,436)	—
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$361	$5,734	$(564)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation (depreciation) on forward currency contracts	$37	$2,959	$(8,031)
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	6,624	1,057
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized depreciation on futures contracts	—	(1,108)	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$37	$8,475	$(6,974)

162  American Funds Insurance Series

			High- Income Bond Fund	Mortgage Fund	U.S. Government/AAA- Rated Securities Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	427	2,290	37,098
Credit default swaps	Credit	Net unrealized appreciation*	644	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	150	249
Futures contracts	Equity	Net unrealized appreciation*	—	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—	—

			$1,071	$2,440	$37,347

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	1,634	27,070
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	467	6,664
Futures contracts	Equity	Net unrealized depreciation*	—	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$—	$2,101	$33,734

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$21	$—	$—
Interest rate swaps	Interest	Net realized (loss) gain on interest rate swaps	(584)	3,138	11,038
Credit default swaps	Credit	Net realized loss on credit default swaps	(1,060)	—	—
Futures contracts	Interest	Net realized loss on futures contracts	—	(563)	(35,065)
Futures contracts	Equity	Net realized gain on futures contracts	—	—	—
Futures contracts	Currency	Net realized gain on futures contracts	—	—	—

			$(1,623)	$2,575	$(24,027)

Net unrealized (depreciation) appreciation	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized depreciation on forward currency contracts	$(37)	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation (depreciation) on interest rate swaps	701	(499)	8,800
Credit default swaps	Credit	Net unrealized depreciation on credit default swaps	(62)	—	—
Futures contracts	Interest	Net unrealized depreciation on futures contracts	—	(317)	(6,415)
Futures contracts	Equity	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Currency	Net unrealized appreciation on futures contracts	—	—	—

			$602	$(816)	$2,385

See end of tables for footnote.

American Funds Insurance Series  163

			Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	164	—
Futures contracts	Currency	Net unrealized appreciation*	—	142	—

			$—	$306	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	324	—
Futures contracts	Currency	Net unrealized depreciation*	—	—	—

			$—	$324	$—

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(9,903)	(6,949)	(6,824)
Futures contracts	Currency	Net realized gain on futures contracts	92	742	48

			$(9,811)	$(6,207)	$(6,776)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	63	62	93
Futures contracts	Currency	Net unrealized (depreciation) appreciation on futures contracts	(20)	86	(22)

			$43	$148	$71

164  American Funds Insurance Series

			Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Assets	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Receivables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized appreciation*	—	—
Credit default swaps	Credit	Net unrealized appreciation*	—	—
Futures contracts	Interest	Net unrealized appreciation*	—	—
Futures contracts	Equity	Net unrealized appreciation*	—	—
Futures contracts	Currency	Net unrealized appreciation*	—	—

			$—	$—

Liabilities	Risk type	Location on statements of assets and liabilities
Forward currency	Currency	Unrealized depreciation on open forward currency contracts	$—	$—
Forward currency	Currency	Payables for closed forward currency contracts	—	—
Interest rate swaps	Interest	Net unrealized depreciation*	—	—
Credit default swaps	Credit	Net unrealized depreciation*	—	—
Futures contracts	Interest	Net unrealized depreciation*	—	—
Futures contracts	Equity	Net unrealized depreciation*	—	—
Futures contracts	Currency	Net unrealized depreciation*	—	—

			$—	$—

Net realized gain (loss)	Risk type	Location on statements of operations
Forward currency	Currency	Net realized gain on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net realized gain on interest rate swaps	—	—
Credit default swaps	Credit	Net realized gain on credit default swaps	—	—
Futures contracts	Interest	Net realized gain on futures contracts	—	—
Futures contracts	Equity	Net realized loss on futures contracts	(5,785)	(34,111)
Futures contracts	Currency	Net realized gain (loss) on futures contracts	7	(225)

			$(5,778)	$(34,336)

Net unrealized appreciation (depreciation)	Risk type	Location on statements of operations
Forward currency	Currency	Net unrealized appreciation on forward currency contracts	$—	$—
Interest rate swaps	Interest	Net unrealized appreciation on interest rate swaps	—	—
Credit default swaps	Credit	Net unrealized appreciation on credit default swaps	—	—
Futures contracts	Interest	Net unrealized appreciation on futures contracts	—	—
Futures contracts	Equity	Net unrealized appreciation on futures contracts	151	1,574
Futures contracts	Currency	Net unrealized depreciation on futures contracts	(25)	(48)

			$126	$1,526

*	Includes cumulative appreciation/depreciation on interest rate swaps, credit default swaps and/or futures contracts as reported in the applicable table(s) following each fund’s investment portfolio. Only current day’s variation margin is reported within the statements of assets and liabilities.

American Funds Insurance Series  165

Collateral — Funds that invest in forward currency contracts, interest rate swaps, credit default swaps, futures contracts and/or future delivery contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps, credit default swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2016, if close-out netting was exercised (dollars in thousands):

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$359	$—	$(270)	$—	$89

Global Small Capitalization Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Citibank	$485	$—	$(485)	$—	$—
HSBC Bank	493	(28)	(465)	—	—
JPMorgan Chase	370	—	(278)	—	92
UBS AG	86	—	—	—	86

Total	$1,434	$(28)	$(1,228)	$—	$178

Liabilities:
Barclays Bank PLC	$36	$—	$—	$—	$36
HSBC Bank	28	(28)	—	—	—

Total	$64	$(28)	$—	$—	$36

166  American Funds Insurance Series

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$408	$(408)	$—	$—	$—
JPMorgan Chase	190	(190)	—	—	—

Total	$598	$(598)	$—	$—	$—

Liabilities:
Bank of America, N.A.	$174	$—	$—	$—	$174
Barclays Bank PLC	1,876	(408)	—	—	1,468
Citibank	414	—	—	—	414
HSBC Bank	104	—	—	—	104
JPMorgan Chase	202	(190)	—	—	12

Total	$2,770	$(598)	$—	$—	$2,172

New World Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$36	$—	$(36)	$—	$—
Citibank	1	(1)	—	—	—
HSBC Bank	8	(6)	—	—	2
JPMorgan Chase	32	(32)	—	—	—
UBS AG	8	—	—	—	8

Total	$85	$(39)	$(36)	$—	$10

Liabilities:
Citibank	$9	$(1)	$—	$—	$8
HSBC Bank	6	(6)	—	—	—
JPMorgan Chase	60	(32)	—	—	28

Total	$75	$(39)	$—	$—	$36

Global Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$126	$—	$—	$—	$126
HSBC Bank	21	—	—	—	21

Total	$147	$—	$—	$—	$147

See end of tables for footnote.

American Funds Insurance Series  167

International Growth and Income Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$106	$—	$—	$—	$106

Capital Income Builder

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$5	$—	$—	$—	$5

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$17	$(15)	$—	$—	$2
Bank of New York Mellon	7	—	—	—	7
Barclays Bank PLC	32	—	—	—	32
Citibank	16	(16)	—	—	—
HSBC Bank	7	(7)	—	—	—
JPMorgan Chase	150	(37)	—	—	113
UBS AG	6	(6)	—	—	—

Total	$235	$(81)	$—	$—	$154

Liabilities:
Bank of America, N.A.	$15	$(15)	$—	$—	$—
Citibank	58	(16)	—	—	42
HSBC Bank	28	(7)	—	—	21
JPMorgan Chase	37	(37)	—	—	—
UBS AG	11	(6)	—	—	5

Total	$149	$(81)	$—	$—	$68

168  American Funds Insurance Series

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Barclays Bank PLC	$104	$—	$—	$—	$104
Citibank	333	(172)	(161)	—	—
HSBC Bank	1,754	(494)	(1,260)	—	—
JPMorgan Chase	60	(60)	—	—	—
UBS AG	884	—	(884)	—	—

Total	$3,135	$(726)	$(2,305)	$—	$104

Liabilities:
Bank of America, N.A.	$91	$—	$—	$—	$91
Citibank	172	(172)	—	—	—
HSBC Bank	494	(494)	—	—	—
JPMorgan Chase	288	(60)	(228)	—	—

Total	$1,045	$(726)	$(228)	$—	$91

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$429	$(429)	$—	$—	$—
Barclays Bank PLC	225	(225)	—	—	—
Citibank	403	(403)	—	—	—
HSBC Bank	112	(112)	—	—	—
JPMorgan Chase	452	(452)	—	—	—
UBS AG	226	(226)	—	—	—

Total	$1,847	$(1,847)	$—	$—	$—

Liabilities:
Bank of America, N.A.	$905	$(429)	$(476)	$—	$—
Barclays Bank PLC	255	(225)	(30)	—	—
Citibank	2,153	(403)	(1,593)	—	157
HSBC Bank	1,389	(112)	(1,277)	—	—
JPMorgan Chase	2,668	(452)	(2,216)	—	—
UBS AG	800	(226)	(574)	—	—

Total	$8,170	$(1,847)	$(6,166)	$—	$157

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2016, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2013. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

American Funds Insurance Series  169

The funds are not subject to examination by state tax authorities for tax years before 2012. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund and Global Growth and Income Fund for tax years before 2009; Growth Fund and Growth-Income Fund for tax years before 2010; International Growth and Income Fund for tax years before 2011; Global Balanced Fund for tax years before 2012; Asset Allocation Fund, Bond Fund and Global Bond Fund for tax years before 2014 and High-Income Bond Fund for tax years before 2015. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of recent rulings from European courts, some of the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2016. These will be used to offset any capital gains realized by the funds in future years through the expiration date. Funds with capital loss carryforwards will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

170  American Funds Insurance Series

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Undistributed ordinary income	$5,309	$16,070	$87,925	$31,353	$4,686	$69,604
Undistributed long-term capital gain	174,084	—	2,194,931	97,715	—	288,969
Capital loss carryforward:
No expiration	—	(55,253)	—	—	(123,342)	—

Gross unrealized appreciation on investment securities	1,180,169	801,327	6,700,568	965,782	421,936	1,840,298
Gross unrealized depreciation on investment securities	(109,424)	(485,113)	(572,619)	(592,058)	(183,317)	(63,118)
Net unrealized appreciation (depreciation) on investment securities	1,070,745	316,214	6,127,949	373,724	238,619	1,777,180

Cost of investment securities	4,098,615	3,566,049	15,442,347	7,061,622	2,653,919	6,858,884

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	4,406	18,572	8,910	52,867	(287)	(261)
Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	—	—	—	1	—
Reclassification to (from) capital paid in on shares of beneficial interest from (to) undistributed net realized gain/ accumulated net realized loss	—	1	(1)	1	1	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Undistributed ordinary income	$5,588	$95,174	$2,317	$21	$85,089	$—
Late year ordinary loss deferral*	—	—	—	—	—	(473)
Undistributed long-term capital gain	33,689	1,784,903	—	—	1,054,302	933
Capital loss carryforward:
No expiration	—	—	(12,324)	(6,972)	—	—

Capital loss carryforward utilized	17,726	—	—	—	—	—

Gross unrealized appreciation on investment securities	292,982	6,427,273	43,141	15,555	3,862,411	28,081
Gross unrealized depreciation on investment securities	(63,930)	(892,934)	(92,699)	(20,307)	(484,219)	(8,751)
Net unrealized appreciation (depreciation) on investment securities	229,052	5,534,339	(49,558)	(4,752)	3,378,192	19,330

Cost of investment securities	1,759,812	20,577,687	1,148,029	417,766	17,705,234	229,697

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	(405)	(5,668)	554	202	5,455	(272)
Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	(2)	—	(40)	2	1	—
Reclassification to (from) capital paid in on shares of beneficial interest from (to) undistributed net realized gain/ accumulated net realized loss	—	—	(40)	—	—	(1)

See next page for footnote.

American Funds Insurance Series  171

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Undistributed ordinary income	$175,849	$22,968	$19,119	$1,751	$—	$7,538
Late year ordinary loss deferral*	—	(18,491)	—	—	—	—
Undistributed long-term capital gain	41,190	267	—	1,475	—	—
Capital loss carryforward:
No expiration	—	—	(170,563)	—	—	(6,295)
Expiring 2017	—	—	(45,026)	—	—	—

	—	—	(215,589)	—	—	(6,295)

Gross unrealized appreciation on investment securities	92,298	27,793	47,353	2,645	27	19,469
Gross unrealized depreciation on investment securities	(240,004)	(120,071)	(71,243)	(3,016)	(4)	(41,136)
Net unrealized appreciation (depreciation) on investment securities	(147,706)	(92,278)	(23,890)	(371)	23	(21,667)

Cost of investment securities	11,258,584	2,383,759	1,779,136	390,151	350,356	3,162,819

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	7,177	(26,163)	(946)	1,949	—	10,306
Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) capital paid in on shares of beneficial interest	—	1	1	—	455	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Undistributed ordinary income	$729	$891	$4,274	$1,865	$31,585
Undistributed long-term capital gain	4,133	1,396	5,561	7,717	38,638

Gross unrealized appreciation on investment securities	—	—	—	—	8,966
Gross unrealized depreciation on investment securities	(12,902)	(15,913)	(1,865)	(13,882)	—
Net unrealized appreciation (depreciation) on investment securities	(12,902)	(15,913)	(1,865)	(13,882)	8,966

Cost of investment securities	214,164	112,015	293,175	174,782	3,553,072

Reclassification to (from) undistributed/ distributions in excess of net investment income from (to) undistributed net realized gain/accumulated net realized loss	— †	11	1,414	682	433

*	These deferrals are considered incurred in the subsequent year.
†	Amount less than one thousand.

172  American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$24,109	$126,735	$150,844	$34,454	$137,198	$171,652
Class 2	44,725	291,772	336,497	74,382	349,551	423,933
Class 4	945	7,147	8,092	1,272	4,175	5,447

Total	$69,779	$425,654	$495,433	$110,108	$490,924	$601,032

Global Small Capitalization Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,807	$273,687	$285,494	$14,631	$107,277	$121,908
Class 2	12,193	433,806	445,999	24,973	183,098	208,071
Class 4	142	6,715	6,857	189	1,383	1,572

Total	$24,142	$714,208	$738,350	$39,793	$291,758	$331,551

Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$68,458	$603,135	$671,593	$59,092	$1,460,328	$1,519,420
Class 2	105,243	1,244,603	1,349,846	88,259	3,114,763	3,203,022
Class 3	1,482	16,336	17,818	1,311	42,040	43,351
Class 4	2,484	36,779	39,263	2,709	9,375	12,084

Total	$177,667	$1,900,853	$2,078,520	$151,371	$4,626,506	$4,777,877

International Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$59,237	$296,124	$355,361	$63,527	$196,800	$260,327
Class 2	51,666	334,251	385,917	64,651	245,172	309,823
Class 3	389	2,445	2,834	540	2,060	2,600
Class 4	794	4,665	5,459	657	2,035	2,692

Total	$112,086	$637,485	$749,571	$129,375	$446,067	$575,442

American Funds Insurance Series  173

New World Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$17,725	$—	$17,725	$33,998	$63,241	$97,239
Class 2	7,100	—	7,100	20,466	43,910	64,376
Class 4	1,465	—	1,465	2,315	4,736	7,051

Total	$26,290	$—	$26,290	$56,779	$111,887	$168,666

Blue Chip Income and Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$137,434	$292,079	$429,513	$104,537	$336,268	$440,805
Class 2	92,301	236,696	328,997	88,048	328,339	416,387
Class 4	2,759	4,934	7,693	650	1,651	2,301

Total	$232,494	$533,709	$766,203	$193,235	$666,258	$859,493

Global Growth and Income Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$11,131	$—	$11,131	$6,244	$—	$6,244
Class 2	25,283	—	25,283	30,016	—	30,016
Class 4	257	—	257	79	—	79

Total	$36,671	$—	$36,671	$36,339	$—	$36,339

Growth-Income Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid or accrued
Class 1	$263,296	$1,172,060	$1,435,356	$211,212	$1,523,989	$1,735,201
Class 2	250,881	1,329,722	1,580,603	227,897	1,955,599	2,183,496
Class 3	3,141	16,262	19,403	2,968	24,839	27,807
Class 4	8,305	45,834	54,139	5,428	7,004	12,432

Total	$525,623	$2,563,878	$3,089,501	$447,505	$3,511,431	$3,958,936

International Growth and Income Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$23,268	$3,458	$26,726	$17,822	$15,393	$33,215
Class 2	6,231	1,080	7,311	5,743	5,535	11,278
Class 4	895	149	1,044	671	578	1,249

Total	$30,394	$4,687	$35,081	$24,236	$21,506	$45,742

174  American Funds Insurance Series

Capital Income Builder

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income		Long-term capital gains	Total dividends paid
Class 1	$4,372	$—	$4,372	$1,286		$—	$1,286
Class 2	2	—	2	—	*	—	—	*
Class 4	6,657	—	6,657	3,002		—	3,002

Total	$11,031	$—	$11,031	$4,288		$—	$4,288

Asset Allocation Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$229,739	$280,306	$510,045	$310,613	$785,247	$1,095,860
Class 2	81,019	120,303	201,322	126,004	335,062	461,066
Class 3	580	860	1,440	927	2,404	3,331
Class 4	38,591	61,673	100,264	36,628	4,226	40,854

Total	$349,929	$463,142	$813,071	$474,172	$1,126,939	$1,601,111

Global Balanced Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$939	$—	$939	$596	$605	$1,201
Class 2	2,225	—	2,225	1,802	2,359	4,161
Class 4	121	—	121	5	4	9

Total	$3,285	$—	$3,285	$2,403	$2,968	$5,371

Bond Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$138,255	$11,305	$149,560	$195,551	$20,064	$215,615
Class 2	74,576	7,465	82,041	141,408	16,478	157,886
Class 4	1,614	150	1,764	1,556	156	1,712

Total	$214,445	$18,920	$233,365	$338,515	$36,698	$375,213

See end of tables for footnote.

American Funds Insurance Series  175

Global Bond Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$10,101	$872	$10,973	$21,903	$12,052	$33,955
Class 2	7,811	923	8,734	23,532	13,266	36,798
Class 4	68	8	76	81	46	127

Total	$17,980	$1,803	$19,783	$45,516	$25,364	$70,880

High-Income Bond Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$57,104	$—	$57,104	$65,080	$—	$65,080
Class 2	47,007	—	47,007	48,382	—	48,382
Class 3	746	—	746	742	—	742
Class 4	1,283	—	1,283	83	—	83

Total	$106,140	$—	$106,140	$114,287	$—	$114,287

Mortgage Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends paid
Class 1	$7,780	$152	$7,932	$7,999	$—	$7,999
Class 2	1,648	35	1,683	1,499	—	1,499
Class 4	222	5	227	168	—	168

Total	$9,650	$192	$9,842	$9,666	$—	$9,666

U.S. Government/AAA-Rated Securities Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class 1	$44,429	$7,982	$52,411	$35,624	$1,712	$37,336
Class 2	43,530	8,728	52,258	35,376	1,904	37,280
Class 3	307	60	367	253	13	266
Class 4	1,615	371	1,986	821	26	847

Total	$89,881	$17,141	$107,022	$72,074	$3,655	$75,729

Managed Risk Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class P1	$3	$57	$60	$—	$—	$—
Class P2	327	14,955	15,282	—	—	—

Total	$330	$15,012	$15,342	$—	$—	$—

176  American Funds Insurance Series

Managed Risk International Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends paid
Class P1	$2	$4	$6	$—	*	$—	$—	*
Class P2	841	2,181	3,022	14		—	14

Total	$843	$2,185	$3,028	$14		$—	$14

Managed Risk Blue Chip Income and Growth Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends paid
Class P1	$5	$8	$13	$1		$—	$1
Class P2	3,370	5,915	9,285	529		—	529

Total	$3,375	$5,923	$9,298	$530		$—	$530

Managed Risk Growth-Income Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends paid
Class P1	$15	$64	$79	$3		$—	$3
Class P2	1,692	8,401	10,093	64		—	64

Total	$1,707	$8,465	$10,172	$67		$—	$67

Managed Risk Asset Allocation Fund

	Year ended December 31, 2016			Year ended December 31, 2015
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class P1	$16,330	$29,417	$45,747	$9,630		$8,843	$18,473
Class P2	27,858	64,161	92,019	28,454		39,547	68,001

Total	$44,188	$93,578	$137,766	$38,084		$48,390	$86,474

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. Effective January 1, 2016, CRMC reduced the investment advisory services fee from an annual rate of 0.250% of average daily net assets to 0.150% of average daily net assets for the managed risk funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

American Funds Insurance Series  177

Investment advisory services waivers — The series’ board of trustees approved an amended agreement for Asset Allocation Fund effective February 1, 2016, decreasing the annual rate on average daily net assets in excess of $21 billion to 0.240%. CRMC is waiving a portion of its investment advisory services fees for each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the year ended December 31, 2016, total investment advisory services fees waived by CRMC were $1,833,000.

The range of rates and asset levels, and the current annualized rates of average net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the period ended December 31, 2016,	For the period ended December 31, 2016,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.527%	.527%
Global Small Capitalization Fund	.800	.635	.6	5.0	.700	.700
Growth Fund	.500	.280	.6	34.0	.330	.330
International Fund	.690	.430	.5	21.0	.502	.502
New World Fund	.850	.620	.5	2.5	.720	.720
Blue Chip Income and Growth Fund	.500	.360	.6	6.5	.394	.394
Global Growth and Income Fund	.690	.480	.6	3.0	.600	.600
Growth-Income Fund	.500	.219	.6	34.0	.268	.268
International Growth and Income Fund	.690	.530	.5	1.0	.633	.633
Capital Income Builder Fund	.500		all		.500	.500
Asset Allocation Fund	.500	.240	.6	21.0	.274	.274
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.330	.6	8.0	.363	.363
Global Bond Fund	.570	.450	1.0	3.0	.530	.530
High-Income Bond Fund	.500	.420	.6	2.0	.465	.465
Mortgage Fund	.420	.290	.6	3.0	.420	.420
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.337	.337
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

178  American Funds Insurance Series

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC to provide administrative services to all of the funds’ share classes. The services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, each share class of each fund, except the managed risk funds, pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. For the managed risk funds, CRMC receives administrative services fees of 0.01% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with BNY Mellon under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Miscellaneous fee reimbursements — CRMC is currently reimbursing a portion of miscellaneous fees and expenses for each of the managed risk funds. Miscellaneous expenses exclude investment advisory services and distribution services fees. For the year ended December 31, 2016, total expenses reimbursed by CRMC were $656,000.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$158
Class 2	$8,931	Not applicable	357
Class 4	221	$221	9

Total class-specific expenses	$9,152	$221	$524

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$155
Class 2	$5,872	Not applicable	235
Class 4	92	$92	4

Total class-specific expenses	$5,964	$92	$394

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$671
Class 2	$34,469	Not applicable	1,379
Class 3	328	Not applicable	18
Class 4	1,025	$1,025	41

Total class-specific expenses	$35,822	$1,025	$2,109

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$351
Class 2	$9,558	Not applicable	382
Class 3	51	Not applicable	3
Class 4	138	$138	6

Total class-specific expenses	$9,747	$138	$742

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$160
Class 2	$2,322	Not applicable	93
Class 4	515	$515	21

Total class-specific expenses	$2,837	$515	$274

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$424
Class 2	$8,227	Not applicable	329
Class 4	187	$186	7

Total class-specific expenses	$8,414	$186	$760

American Funds Insurance Series  179

Global Growth and Income Fund

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	Not applicable		Not applicable	$44
Class 2	$3,559		Not applicable	143
Class 4	25		$25	1

Total class-specific expenses	$3,584		$25	$188

Growth-Income Fund

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	Not applicable		Not applicable	$1,138
Class 2	$31,495		Not applicable	1,260
Class 3	280		Not applicable	15
Class 4	1,098		$1,098	44

Total class-specific expenses	$32,873		$1,098	$2,457

International Growth and Income Fund

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	Not applicable		Not applicable	$78
Class 2	$622		Not applicable	25
Class 4	87		$86	3

Total class-specific expenses	$709		$86	$106

Capital Income Builder

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	Not applicable		Not applicable	$12
Class 2	$—	*	Not applicable	—	*
Class 4	533		$532	21

Total class-specific expenses	$533		$532	$33

Asset Allocation Fund

Share class	Distribution services		Insurance administrative services	Administrative services
Class 1	Not applicable		Not applicable	$1,179
Class 2	$12,479		Not applicable	499
Class 3	64		Not applicable	3
Class 4	6,394		$6,393	256

Total class-specific expenses	$18,937		$6,393	$1,937

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$6
Class 2	$441	Not applicable	18
Class 4	13	$13	—	*

Total class-specific expenses	$454	$13	$24

Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$629
Class 2	$10,242	Not applicable	410
Class 4	212	$212	8

Total class-specific expenses	$10,454	$212	$1,047

Global Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$112
Class 2	$2,961	Not applicable	118
Class 4	25	$25	1

Total class-specific expenses	$2,986	$25	$231

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$95
Class 2	$1,958	Not applicable	79
Class 3	22	Not applicable	1
Class 4	30	$30	1

Total class-specific expenses	$2,010	$30	$176

Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$27
Class 2	$160	Not applicable	7
Class 4	27	$28	1

Total class-specific expenses	$187	$28	$35

180  American Funds Insurance Series

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4
Class 2	$772	Not applicable	31
Class 3	8	Not applicable	—	*
Class 4	32	$32	1

Total class-specific expenses	$812	$32	$36

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$145
Class 2	$3,895	Not applicable	156
Class 3	20	Not applicable	1
Class 4	161	$161	6

Total class-specific expenses	$4,076	$161	$308

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$1
Class P2	$427	427

Total class-specific expenses	$427	$428

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$—	*
Class P2	$227	227

Total class-specific expenses	$227	$227

*	Amount less than one thousand.

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$—	*
Class P2	$490	491

Total class-specific expenses	$490	$491

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$2
Class P2	$343	344

Total class-specific expenses	$343	$346

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	Not applicable	$2,413
Class P2	$5,262	5,263

Total class-specific expenses	$5,262	$7,676

American Funds Insurance Series  181

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$41	$3		$44
Global Small Capitalization Fund	31	2		33
Growth Fund	163	13		176
International Fund	57	5		62
New World Fund	21	2		23
Blue Chip Income and Growth Fund	56	5		61
Global Growth and Income Fund	14	1		15
Growth-Income Fund	186	15		201
International Growth and Income Fund	8	1		9
Capital Income Builder	2	—	*	2
Asset Allocation Fund	145	12		157
Global Balanced Fund	2	—	*	2
Bond Fund	78	6		84
Global Bond Fund	18	1		19
High-Income Bond Fund	13	1		14
Mortgage Fund	3	—	*	3
Ultra-Short Bond Fund	3	—	*	3
U.S. Government/AAA-Rated Securities Fund	23	2		25
Managed Risk Growth Fund	1	—	*	1
Managed Risk International Fund	1	—	*	1
Managed Risk Blue Chip Income and Growth Fund	1	—	*	1
Managed Risk Growth-Income Fund	1	—	*	1
Managed Risk Asset Allocation Fund	22	2		24

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2016, such purchase and sale transactions occurred between Growth Fund and related funds in the amounts of $80,211,000 and $484,838,000, respectively.

8. Committed line of credit

Global Small Capitalization Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $500 million credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. During the period, neither fund borrowed on this line of credit.

182  American Funds Insurance Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$214,321	8,771	$150,842	6,520	$(225,629)	(9,136)	$139,534	6,155
Class 2	98,924	4,087	336,499	14,694	(451,495)	(18,489)	(16,072)	292
Class 4	31,776	1,313	8,092	354	(28,384)	(1,172)	11,484	495

Total net increase (decrease)	$345,021	14,171	$495,433	21,568	$(705,508)	(28,797)	$134,946	6,942

Year ended December 31, 2015
Class 1	$242,608	8,797	$171,652	6,332	$(284,375)	(10,186)	$129,885	4,943
Class 2	63,278	2,321	423,933	15,756	(513,101)	(18,595)	(25,890)	(518)
Class 4	80,540	2,928	5,447	203	(10,490)	(389)	75,497	2,742

Total net increase (decrease)	$386,426	14,046	$601,032	22,291	$(807,966)	(29,170)	$179,492	7,167

Global Small Capitalization Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$161,105	7,595	$285,447	14,932	$(368,707)	(16,753)	$77,845	5,774
Class 2	54,521	2,619	445,999	23,986	(293,447)	(14,137)	207,073	12,468
Class 4	16,563	792	6,857	365	(8,311)	(402)	15,109	755

Total net increase (decrease)	$232,189	11,006	$738,303	39,283	$(670,465)	(31,292)	$300,027	18,997

Year ended December 31, 2015
Class 1	$513,999	19,169	$121,908	4,341	$(211,242)	(7,700)	$424,665	15,810
Class 2	80,928	3,206	208,071	7,558	(354,071)	(13,220)	(65,072)	(2,456)
Class 4	29,896	1,122	1,572	57	(6,551)	(252)	24,917	927

Total net increase (decrease)	$624,823	23,497	$331,551	11,956	$(571,864)	(21,172)	$384,510	14,281

Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$458,166	7,079	$669,418	10,693	$(964,251)	(14,691)	$163,333	3,081
Class 2	177,712	2,745	1,349,846	21,732	(1,859,064)	(28,538)	(331,506)	(4,061)
Class 3	1,102	18	17,818	284	(27,723)	(425)	(8,803)	(123)
Class 4	75,062	1,167	39,264	638	(49,300)	(768)	65,026	1,037

Total net increase (decrease)	$712,042	11,009	$2,076,346	33,347	$(2,900,338)	(44,422)	$(111,950)	(66)

Year ended December 31, 2015
Class 1	$545,748	7,598	$1,516,077	22,116	$(1,366,376)	(18,624)	$695,449	11,090
Class 2	178,141	2,443	3,203,022	46,982	(2,197,881)	(29,528)	1,183,282	19,897
Class 3	783	11	43,350	629	(28,825)	(389)	15,308	251
Class 4	382,752	5,567	12,085	178	(12,814)	(184)	382,023	5,561

Total net increase (decrease)	$1,107,424	15,619	$4,774,534	69,905	$(3,605,896)	(48,725)	$2,276,062	36,799

See end of tables for footnote.

American Funds Insurance Series  183

International Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$502,624	29,474	$355,240	22,171	$(416,969)	(24,055)	$440,895	27,590
Class 2	190,542	11,247	385,917	24,231	(598,017)	(34,790)	(21,558)	688
Class 3	122	7	2,834	177	(5,902)	(343)	(2,946)	(159)
Class 4	25,077	1,477	5,458	345	(7,439)	(436)	23,096	1,386

Total net increase (decrease)	$718,365	42,205	$749,449	46,924	$(1,028,327)	(59,624)	$439,487	29,505

Year ended December 31, 2015
Class 1	$613,096	30,399	$260,327	13,102	$(308,218)	(15,161)	$565,205	28,340
Class 2	243,300	12,263	309,824	15,584	(460,836)	(22,675)	92,288	5,172
Class 3	591	29	2,600	130	(5,955)	(292)	(2,764)	(133)
Class 4	37,705	1,848	2,691	136	(6,576)	(332)	33,820	1,652

Total net increase (decrease)	$894,692	44,539	$575,442	28,952	$(781,585)	(38,460)	$688,549	35,031

New World Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$343,390	17,604	$17,686	901	$(250,303)	(12,858)	$110,773	5,647
Class 2	51,238	2,661	7,100	365	(149,682)	(7,790)	(91,344)	(4,764)
Class 4	71,177	3,754	1,465	75	(12,695)	(670)	59,947	3,159

Total net increase (decrease)	$465,805	24,019	$26,251	1,341	$(412,680)	(21,318)	$79,376	4,042

Year ended December 31, 2015
Class 1	$250,385	12,453	$97,239	4,794	$(74,017)	(3,664)	$273,607	13,583
Class 2	52,944	2,691	64,376	3,193	(146,327)	(7,294)	(29,007)	(1,410)
Class 4	120,968	6,065	7,051	351	(7,843)	(403)	120,176	6,013

Total net increase (decrease)	$424,297	21,209	$168,666	8,338	$(228,187)	(11,361)	$364,776	18,186

Blue Chip Income and Growth Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$986,168	74,990	$426,031	33,628	$(260,962)	(20,029)	$1,151,237	88,589
Class 2	42,572	3,274	328,996	26,334	(424,524)	(32,897)	(52,956)	(3,289)
Class 4	105,759	8,137	7,693	611	(18,601)	(1,441)	94,851	7,307

Total net increase (decrease)	$1,134,499	86,401	$762,720	60,573	$(704,087)	(54,367)	$1,193,132	92,607

Year ended December 31, 2015
Class 1	$452,522	32,801	$437,325	32,701	$(252,335)	(18,381)	$637,512	47,121
Class 2	32,390	2,382	416,386	31,379	(427,875)	(31,163)	20,901	2,598
Class 4	28,833	2,128	2,302	174	(5,348)	(390)	25,787	1,912

Total net increase (decrease)	$513,745	37,311	$856,013	64,254	$(685,558)	(49,934)	$684,200	51,631

184  American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$292,208	23,201	$10,481	808	$(49,576)	(3,887)	$253,113	20,122
Class 2	25,520	2,043	25,283	1,955	(199,986)	(15,865)	(149,183)	(11,867)
Class 4	12,357	989	257	20	(2,230)	(180)	10,384	829

Total net increase (decrease)	$330,085	26,233	$36,021	2,783	$(251,792)	(19,932)	$114,314	9,084

Year ended December 31, 2015
Class 1	$123,370	9,539	$5,769	464	$(24,549)	(1,895)	$104,590	8,108
Class 2	31,965	2,464	30,016	2,406	(222,457)	(17,093)	(160,476)	(12,223)
Class 4	7,444	579	79	6	(4,032)	(318)	3,491	267

Total net increase (decrease)	$162,779	12,582	$35,864	2,876	$(251,038)	(19,306)	$(52,395)	(3,848)

Growth-Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$1,364,357	31,261	$1,429,866	34,358	$(830,642)	(18,888)	$1,963,581	46,731
Class 2	142,903	3,288	1,580,603	38,422	(1,561,195)	(35,880)	162,311	5,830
Class 3	1,293	30	19,402	467	(23,792)	(543)	(3,097)	(46)
Class 4	72,892	1,695	54,139	1,325	(35,791)	(829)	91,240	2,191

Total net increase (decrease)	$1,581,445	36,274	$3,084,010	74,572	$(2,451,420)	(56,140)	$2,214,035	54,706

Year ended December 31, 2015
Class 1	$1,314,853	26,814	$1,729,526	36,549	$(1,566,420)	(31,547)	$1,477,959	31,816
Class 2	145,682	2,979	2,183,497	46,507	(1,808,597)	(36,727)	520,582	12,759
Class 3	517	9	27,807	587	(26,339)	(533)	1,985	63
Class 4	400,638	8,616	12,432	270	(15,657)	(325)	397,413	8,561

Total net increase (decrease)	$1,861,690	38,418	$3,953,262	83,913	$(3,417,013)	(69,132)	$2,397,939	53,199

International Growth and Income Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$105,994	7,226	$26,726	1,853	$(5,982)	(396)	$126,738	8,683
Class 2	17,101	1,182	7,312	508	(30,910)	(2,088)	(6,497)	(398)
Class 4	8,076	551	1,044	73	(3,762)	(258)	5,358	366

Total net increase (decrease)	$131,171	8,959	$35,082	2,434	$(40,654)	(2,742)	$125,599	8,651

Year ended December 31, 2015
Class 1	$15,184	932	$33,215	2,124	$(9,326)	(556)	$39,073	2,500
Class 2	42,188	2,495	11,279	722	(19,855)	(1,216)	33,612	2,001
Class 4	17,667	1,083	1,248	81	(3,033)	(190)	15,882	974

Total net increase (decrease)	$75,039	4,510	$45,742	2,927	$(32,214)	(1,962)	$88,567	5,475

See end of tables for footnote.

American Funds Insurance Series  185

Capital Income Builder

	Sales*		Reinvestments of dividends				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Year ended December 31, 2016
Class 1	$95,122	9,946	$4,372		458		$(23,129)	(2,439)	$76,365		7,965
Class 2	144	15	2		—		(2)	—	144		15
Class 4	113,152	11,813	6,657		699		(20,474)	(2,162)	99,335		10,350

Total net increase (decrease)	$208,418	21,774	$11,031		1,157		$(43,605)	(4,601)	$175,844		18,330

Year ended December 31, 2015
Class 1	$61,778	6,412	$1,286		136		$(1,229)	(132)	$61,835		6,416
Class 2	—	—	—	†	—	†	—	—	—	†	—	†
Class 4	111,713	11,396	3,002		315		(5,308)	(549)	109,407		11,162

Total net increase (decrease)	$173,491	17,808	$4,288		451		$(6,537)	(681)	$171,242		17,578

Asset Allocation Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$1,419,998	67,404	$510,045	24,119	$(436,287)	(20,771)	$1,493,756	70,752
Class 2	190,550	9,074	201,323	9,626	(504,479)	(24,294)	(112,606)	(5,594)
Class 3	672	32	1,439	68	(4,926)	(233)	(2,815)	(133)
Class 4	385,933	18,332	100,264	4,812	(163,695)	(7,917)	322,502	15,227

Total net increase (decrease)	$1,997,153	94,842	$813,071	38,625	$(1,109,387)	(53,215)	$1,700,837	80,252

Year ended December 31, 2015
Class 1	$1,535,220	71,399	$1,095,859	52,092	$(2,848,179)	(133,856)	$(217,100)	(10,365)
Class 2	124,804	5,833	461,066	22,110	(682,572)	(32,022)	(96,702)	(4,079)
Class 3	856	40	3,331	159	(4,803)	(223)	(616)	(24)
Class 4	2,429,290	115,496	40,855	1,991	(12,761)	(607)	2,457,384	116,880

Total net increase (decrease)	$4,090,170	192,768	$1,601,111	76,352	$(3,548,315)	(166,708)	$2,142,966	102,412

Global Balanced Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$20,046	1,826	$939	85	$(6,690)	(590)	$14,295	1,321
Class 2	22,939	2,066	2,226	201	(22,938)	(2,086)	2,227	181
Class 4	9,506	864	121	11	(652)	(59)	8,975	816

Total net increase (decrease)	$52,491	4,756	$3,286	297	$(30,280)	(2,735)	$25,497	2,318

Year ended December 31, 2015
Class 1	$16,784	1,513	$1,201	111	$(5,668)	(512)	$12,317	1,112
Class 2	15,210	1,360	4,161	386	(21,309)	(1,924)	(1,938)	(178)
Class 4	659	60	9	1	(1)	— †	667	61

Total net increase (decrease)	$32,653	2,933	$5,371	498	$(26,978)	(2,436)	$11,046	995

186  American Funds Insurance Series

Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$1,345,167	121,199	$148,075	13,631	$(420,052)	(38,234)	$1,073,190	96,596
Class 2	144,585	13,214	82,041	7,631	(444,145)	(40,888)	(217,519)	(20,043)
Class 4	57,784	5,273	1,763	164	(16,674)	(1,523)	42,873	3,914

Total net increase (decrease)	$1,547,536	139,686	$231,879	21,426	$(880,871)	(80,645)	$898,544	80,467

Year ended December 31, 2015
Class 1	$1,036,298	93,861	$213,571	19,839	$(300,859)	(27,378)	$949,010	86,322
Class 2	110,070	10,143	157,887	14,830	(551,976)	(50,779)	(284,019)	(25,806)
Class 4	43,727	4,005	1,711	160	(13,279)	(1,216)	32,159	2,949

Total net increase (decrease)	$1,190,095	108,009	$373,169	34,829	$(866,114)	(79,373)	$697,150	63,465

Global Bond Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$213,129	18,309	$10,956	974	$(159,412)	(13,652)	$64,673	5,631
Class 2	36,347	3,158	8,734	780	(156,676)	(13,741)	(111,595)	(9,803)
Class 4	10,946	954	76	7	(4,634)	(404)	6,388	557

Total net increase (decrease)	$260,422	22,421	$19,766	1,761	$(320,722)	(27,797)	$(40,534)	(3,615)

Year ended December 31, 2015
Class 1	$165,830	14,553	$33,954	3,037	$(282,448)	(25,245)	$(82,664)	(7,655)
Class 2	33,635	2,962	36,798	3,309	(158,924)	(14,073)	(88,491)	(7,802)
Class 4	3,452	304	128	12	(1,543)	(134)	2,037	182

Total net increase (decrease)	$202,917	17,819	$70,880	6,358	$(442,915)	(39,452)	$(169,118)	(15,275)

High-Income Bond Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$69,042	6,945	$56,592	5,626	$(291,328)	(30,021)	$(165,694)	(17,450)
Class 2	22,831	2,394	47,007	4,738	(116,168)	(11,943)	(46,330)	(4,811)
Class 3	2,650	279	746	74	(3,553)	(365)	(157)	(12)
Class 4	90,979	8,413	1,283	120	(73,640)	(6,754)	18,622	1,779

Total net increase (decrease)	$185,502	18,031	$105,628	10,558	$(484,689)	(49,083)	$(193,559)	(20,494)

Year ended December 31, 2015
Class 1	$223,032	21,529	$65,080	6,936	$(148,108)	(14,222)	$140,004	14,243
Class 2	32,524	3,169	48,382	5,222	(137,078)	(13,259)	(56,172)	(4,868)
Class 3	2,044	194	742	79	(5,538)	(528)	(2,752)	(255)
Class 4	16,932	1,527	83	8	(16,023)	(1,447)	992	88

Total net increase (decrease)	$274,532	26,419	$114,287	12,245	$(306,747)	(29,456)	$82,072	9,208

See end of tables for footnotes.

American Funds Insurance Series  187

Mortgage Fund

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$28,827	2,669	$7,933	749	$(38,385)	(3,569)	$(1,625)	(151)
Class 2	18,388	1,714	1,683	159	(15,825)	(1,473)	4,246	400
Class 4	14,879	1,395	227	22	(17,844)	(1,676)	(2,738)	(259)

Total net increase (decrease)	$62,094	5,778	$9,843	930	$(72,054)	(6,718)	$(117)	(10)

Year ended December 31, 2015
Class 1	$41,987	3,898	$7,999	754	$(67,729)	(6,313)	$(17,743)	(1,661)
Class 2	10,830	1,011	1,499	142	(5,502)	(512)	6,827	641
Class 4	15,842	1,482	168	16	(4,875)	(457)	11,135	1,041

Total net increase (decrease)	$68,659	6,391	$9,666	912	$(78,106)	(7,282)	$219	21

Ultra-Short Bond Fund
	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$15,562	1,382	$—	—	$(17,527)	(1,556)	$(1,965)	(174)
Class 2	128,178	11,656	—	—	(133,142)	(12,108)	(4,964)	(452)
Class 3	2,647	238	—	—	(4,768)	(429)	(2,121)	(191)
Class 4	18,372	1,649	—	—	(21,287)	(1,911)	(2,915)	(262)

Total net increase (decrease)	$164,759	14,925	$—	—	$(176,724)	(16,004)	$(11,965)	(1,079)

Year ended December 31, 2015
Class 1	$19,088	1,694	$—	—	$(28,360)	(2,517)	$(9,272)	(823)
Class 2	133,190	12,075	—	—	(161,001)	(14,591)	(27,811)	(2,516)
Class 3	4,437	398	—	—	(5,921)	(532)	(1,484)	(134)
Class 4	30,215	2,699	—	—	(21,575)	(1,926)	8,640	773

Total net increase (decrease)	$186,930	16,866	$—	—	$(216,857)	(19,566)	$(29,927)	(2,700)

U.S. Government/AAA-Rated Securities Fund
	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class 1	$111,564	8,949	$52,411	4,280	$(89,943)	(7,217)	$74,032	6,012
Class 2	65,544	5,287	52,257	4,303	(160,525)	(13,019)	(42,724)	(3,429)
Class 3	1,568	125	368	30	(2,199)	(176)	(263)	(21)
Class 4	58,794	4,745	1,986	163	(48,646)	(3,930)	12,134	978

Total net increase (decrease)	$237,470	19,106	$107,022	8,776	$(301,313)	(24,342)	$43,179	3,540

Year ended December 31, 2015
Class 1	$70,484	5,630	$37,336	3,026	$(397,508)	(31,768)	$(289,688)	(23,112)
Class 2	24,610	1,988	37,280	3,053	(190,136)	(15,348)	(128,246)	(10,307)
Class 3	1,477	118	266	21	(3,640)	(290)	(1,897)	(151)
Class 4	50,075	4,027	847	69	(25,031)	(2,017)	25,891	2,079

Total net increase (decrease)	$146,646	11,763	$75,729	6,169	$(616,315)	(49,423)	$(393,940)	(31,491)

188  American Funds Insurance Series

Managed Risk Growth Fund

	Sales*			Reinvestments of dividends and distributions				Repurchases*		Net increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class P1	$492	46		$60		6		$(168)	(16)	$384	36
Class P2	63,452	5,983		15,282		1,507		(14,771)	(1,388)	63,963	6,102

Total net increase (decrease)	$63,944	6,029		$15,342		1,513		$(14,939)	(1,404)	$64,347	6,138

Year ended December 31, 2015
Class P1	$308	27		$—		—		$(70)	(6)	$238	21
Class P2	74,489	6,445		—		—		(7,945)	(689)	66,544	5,756

Total net increase (decrease)	$74,797	6,472		$—		—		$(8,015)	(695)	$66,782	5,777

Managed Risk International Fund

	Sales*			Reinvestments of dividends and distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class P1	$41	4		$6		1		$(53)	(6)	$(6)	(1)
Class P2	25,545	2,830		3,022		346		(8,610)	(948)	19,957	2,228

Total net increase (decrease)	$25,586	2,834		$3,028		347		$(8,663)	(954)	$19,951	2,227

Year ended December 31, 2015
Class P1	$44	5		$—	†	—	†	$— †	— †	$44	5
Class P2	46,083	4,510		14		2		(2,628)	(265)	43,469	4,247

Total net increase (decrease)	$46,127	4,515		$14		2		$(2,628)	(265)	$43,513	4,252

Managed Risk Blue Chip Income and Growth Fund

	Sales*			Reinvestments of dividends and distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class P1	$60	6		$13		1		$(20)	(2)	$53	5
Class P2	139,800	12,424		9,285		848		(10,609)	(952)	138,476	12,320

Total net increase (decrease)	$139,860	12,430		$9,298		849		$(10,629)	(954)	$138,529	12,325

Year ended December 31, 2015
Class P1	$2	—	†	$1		—	†	$(22)	(1)	$(19)	(1)
Class P2	70,110	6,160		529		48		(20,979)	(1,845)	49,660	4,363

Total net increase (decrease)	$70,112	6,160		$530		48		$(21,001)	(1,846)	$49,641	4,362

See end of tables for footnotes.

American Funds Insurance Series  189

Managed Risk Growth-Income Fund

			Reinvestments of dividends and
	Sales*		distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class P1	$746	68	$79	7		$(343)	(31)	$482	44
Class P2	41,955	3,864	10,093	964		(13,341)	(1,227)	38,707	3,601

Total net increase (decrease)	$42,701	3,932	$10,172	971		$(13,684)	(1,258)	$39,189	3,645

Year ended December 31, 2015
Class P1	$623	53	$3	—	†	$(17)	(1)	$609	52
Class P2	57,640	4,977	64	6		(7,010)	(604)	50,694	4,379

Total net increase (decrease)	$58,263	5,030	$67	6		$(7,027)	(605)	$51,303	4,431

Managed Risk Asset Allocation Fund
			Reinvestments of dividends and
	Sales*		distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2016
Class P1	$443,537	37,855	$45,747	3,957		$(14,583)	(1,270)	$474,701	40,542
Class P2	369,887	31,502	92,019	7,990		(131,962)	(11,243)	329,944	28,249

Total net increase (decrease)	$813,424	69,357	$137,766	11,947		$(146,545)	(12,513)	$804,645	68,791

Year ended December 31, 2015
Class P1	$452,013	37,546	$18,473	1,532		$(10,594)	(913)	$459,892	38,165
Class P2	355,940	29,485	68,001	5,622		(161,379)	(13,400)	262,562	21,707

Total net increase (decrease)	$807,953	67,031	$86,474	7,154		$(171,973)	(14,313)	$722,454	59,872

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the year ended December 31, 2016 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$1,328,598	$1,212,532	$5,305,088	$2,155,313	$947,952	$2,465,937
Sales of investment securities*	1,690,748	1,227,514	7,793,726	2,298,365	777,913	2,175,803
Non-U.S. taxes paid on dividend income	5,023	1,690	2,942	8,720	2,199	67
Non-U.S. taxes paid on interest income	—	—	—	4	69	—
Non-U.S. taxes paid on realized gains	—	—	—	990	727	—
Non-U.S. taxes provided on unrealized gains	242	33	—	267	194	—
Dividends from affiliated issuers	—	128	2,166	—	—	—
Net realized (loss) gain from affiliated issuers	—	(16,988)	45,373	—	—	—

190  American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$1,099,788	$5,791,793	$434,541		$298,814	$14,470,723	$137,793
Sales of investment securities*	982,714	6,476,464	309,397		148,547	13,677,192	130,358
Non-U.S. taxes paid on dividend income	2,287	1,433	2,631		331	3,926	163
Non-U.S. taxes paid on interest income	—	—	34		—	—	9
Non-U.S. taxes paid on realized gains	8	—	2		—	—	5
Non-U.S. taxes provided on unrealized gains	70	122	25		—	108	3

	Bond Fund	Global Bond Fund	High- Income Bond Fund		Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$30,989,482	$3,030,346	$1,443,624		$2,384,131	$15,000	$9,089,706
Sales of investment securities*	30,056,008	2,928,902	1,536,214		2,375,674	15,000	9,325,556
Non-U.S. taxes paid on dividend income	—	—	—	†	—	—	—
Non-U.S. taxes paid on interest income	98	198	13		—	—	—
Non-U.S. taxes paid on realized gains	69	119	—		—	—	—
Non-U.S. taxes provided on unrealized gains	10	188	5		—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$76,267	$40,452	$150,571	$56,720	$761,257
Sales of investment securities*	23,369	21,680	17,547	18,702	77,327
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Dividends from affiliated issuers	1,785	1,447	5,221	2,411	57,654
Net realized (loss) gain from affiliated issuers	(4,648)	(5,472)	(1,377)	(3,198)	2,977

*	Excludes short-term securities and U.S. government obligations, if any.
†	Amount less than one thousand.

11. Ownership concentration

At December 31, 2016, CRMC held aggregate ownership of 12% of the outstanding shares of Global Balanced Fund. The ownership represents the seed money invested in the fund when the fund began operations. In addition, American Funds Insurance Series — Portfolio Series — Managed Risk Global Allocation Portfolio and American Funds Insurance Series — Portfolio Series — Managed Risk Growth and Income Portfolio held 13% and 33% of the outstanding shares of Global Balanced Fund and Capital Income Builder, respectively.

American Funds Insurance Series  191

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1:
12/31/16	$26.39	$.25	$(.14)	$.11	$(.29)	$(2.16)	$(2.45)	$24.05	.87%	$1,630		.56%		1.00%
12/31/15	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90
12/31/14	30.11	.31 [2]	.40	.71	(.40)	(2.94)	(3.34)	27.48	2.52	1,558		.55		1.08 [2]
12/31/13	23.58	.31	6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30	4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
Class 2:
12/31/16	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/15	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66
12/31/14	29.92	.24 [2]	.41	.65	(.33)	(2.94)	(3.27)	27.30	2.31	3,992		.80		.85 [2]
12/31/13	23.44	.24	6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24	4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
Class 4:
12/31/16	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/15	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34
12/31/14	30.07	.07 [2]	.50	.57	(.36)	(2.94)	(3.30)	27.34	2.01	19		1.05		.26 [2]
12/31/13	23.58	.13	6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.06		.43
12/31/12[3,4]	23.53	.01	.29	.30	(.25)	—	(.25)	23.58	1.27 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

Global Small Capitalization Fund
Class 1:
12/31/16	$24.41	$.12	$.17	$.29	$(.11)	$(4.35)	$(4.46)	$20.24	2.35%	$1,532		.74%		.57%
12/31/15	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15
12/31/14	25.69	.09	.52	.61	(.09)	(.12)	(.21)	26.09	2.36	1,411		.74		.34
12/31/13	20.16	.04	5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09	3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
Class 2:
12/31/16	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/15	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)
12/31/14	25.25	.03	.51	.54	(.03)	(.12)	(.15)	25.64	2.12	2,738		.99		.10
12/31/13	19.86	(.01)	5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04	3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
Class 4:
12/31/16	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/15	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)
12/31/14	25.57	(.05)	.54	.49	(.02)	(.12)	(.14)	25.92	1.88	12		1.24		(.17)
12/31/13	20.16	(.12)	5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[3,4]	19.68	.01	.54	.55	(.07)	—	(.07)	20.16	2.80 [5,6]	—	[7]	.04	[5,6]	.04 [5,6]

192  American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1:
12/31/16	$68.02	$.67		$5.40	$6.07	$(.67)	$(6.13)	$(6.80)	$67.29	9.77%	$6,931		.35%		1.03%
12/31/15	80.15	.64		5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796		.35		.87
12/31/14	78.54	.88	[2]	5.79	6.67	(1.16)	(3.90)	(5.06)	80.15	8.78	7,118		.35		1.12	[2]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
Class 2:
12/31/16	67.69	.51		5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978		.60		.78
12/31/15	79.84	.46		5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414		.60		.62
12/31/14	77.94	.68	[2]	5.75	6.43	(.63)	(3.90)	(4.53)	79.84	8.51	15,413		.60		.87	[2]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
Class 3:
12/31/16	68.37	.56		5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183		.53		.85
12/31/15	80.47	.51		5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194		.53		.69
12/31/14	78.62	.74	[2]	5.79	6.53	(.78)	(3.90)	(4.68)	80.47	8.58	208		.53		.94	[2]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
Class 4:
12/31/16	67.26	.34		5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458		.85		.53
12/31/15	79.74	.29		5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394		.85		.42
12/31/14	78.32	.37	[2]	5.87	6.24	(.92)	(3.90)	(4.82)	79.74	8.25	24		.85		.47	[2]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[3,4]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

International Fund
Class 1:
12/31/16	$18.08	$.27		$.30	$.57	$(.28)	$(1.55)	$(1.83)	$16.82	3.78%	$3,652		.54%		1.57%
12/31/15	20.35	.29		(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427		.54		1.41
12/31/14	21.22	.30		(.81)	(.51)	(.36)	—	(.36)	20.35	(2.41)	3,282		.54		1.43
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
Class 2:
12/31/16	18.02	.23		.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710		.79		1.35
12/31/15	20.29	.24		(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978		.79		1.17
12/31/14	21.15	.25		(.81)	(.56)	(.30)	—	(.30)	20.29	(2.65)	4,374		.79		1.19
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
Class 3:
12/31/16	18.11	.24		.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27		.72		1.42
12/31/15	20.38	.25		(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32		.72		1.24
12/31/14	21.24	.27		(.82)	(.55)	(.31)	—	(.31)	20.38	(2.56)	38		.72		1.28
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
Class 4:
12/31/16	17.93	.18		.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66		1.04		1.03
12/31/15	20.23	.17		(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46		1.04		.88
12/31/14	21.16	.07		(.68)	(.61)	(.32)	—	(.32)	20.23	(2.88)	18		1.04		.31
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[3,4]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [5,6]	—	[7]	.02	[5,6]	.05	[5,6]

See end of tables for footnotes.

American Funds Insurance Series  193

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

New World Fund
Class 1:
12/31/16	$18.87	$.24		$.81	$1.05	$(.20)	$—	$(.20)	$19.72	5.59%	$1,743		.78%		1.25%
12/31/15	20.72	.19		(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562		.79		.92
12/31/14	25.08	.29	[2]	(1.92)	(1.63)	(.29)	(2.44)	(2.73)	20.72	(7.63)	1,433		.78		1.23	[2]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
Class 2:
12/31/16	18.71	.19		.79	.98	(.15)	—	(.15)	19.54	5.26	911		1.03		1.00
12/31/15	20.54	.14		(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961		1.04		.68
12/31/14	24.88	.24	[2]	(1.91)	(1.67)	(.23)	(2.44)	(2.67)	20.54	(7.87)	1,084		1.03		1.01	[2]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
Class 4:
12/31/16	18.69	.14		.80	.94	(.12)	—	(.12)	19.51	5.04	240		1.28		.75
12/31/15	20.56	.08		(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171		1.29		.39
12/31/14	24.99	.09	[2]	(1.83)	(1.74)	(.25)	(2.44)	(2.69)	20.56	(8.13)	64		1.28		.40	[2]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[3,4]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [5,6]	—	[7]	.04	[5,6]	.04	[5,6]

Blue Chip Income and Growth Fund
Class 1:
12/31/16	$12.62	$.31		$1.97	$2.28	$(.29)	$(1.08)	$(1.37)	$13.53	19.06%	$5,099		.41%		2.39%
12/31/15	14.69	.31		(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23
12/31/14	13.12	.46	[2]	1.59	2.05	(.48)	—	(.48)	14.69	15.69	3,542		.42		3.31	[2]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
Class 2:
12/31/16	12.51	.28		1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/15	14.57	.27		(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97
12/31/14	13.02	.44	[2]	1.55	1.99	(.44)	—	(.44)	14.57	15.36	3,722		.67		3.14	[2]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
Class 4:
12/31/16	12.53	.24		1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/15	14.63	.24		(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75
12/31/14	13.12	.34	[2]	1.63	1.97	(.46)	—	(.46)	14.63	15.13	9		.92		2.33	[2]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[7]	.86		1.39
12/31/12[3,4]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [5,6]	—	[7]	.02	[5,6]	.10	[5,6]

194  American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth and Income Fund
Class 1:
12/31/16	$12.35	$.33		$.61	$.94	$(.27)	$—	$(.27)	$13.02	7.61%	$571		.63%		2.58%
12/31/15	12.78	.26		(.40)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.04
12/31/14	12.53	.43	[2]	.31	.74	(.49)	—	(.49)	12.78	6.00	200		.63		3.34	[2]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
Class 2:
12/31/16	12.33	.23		.67	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.85
12/31/15	12.75	.24		(.41)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.84
12/31/14	12.51	.41	[2]	.29	.70	(.46)	—	(.46)	12.75	5.64	1,685		.88		3.22	[2]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
Class 4:
12/31/16	12.26	.20		.66	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.56
12/31/15	12.71	.19		(.39)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.46
12/31/14	12.50	.30	[2]	.37	.67	(.46)	—	(.46)	12.71	5.41	1		1.13		2.30	[2]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[3,4]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [5,6]	—	[7]	.03	[5,6]	.08	[5,6]

Growth-Income Fund
Class 1:
12/31/16	$45.40	$.79		$4.09	$4.88	$(.75)	$(5.12)	$(5.87)	$44.41	11.80%	$12,588		.29%		1.79%
12/31/15	52.76	.79		.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747		.29		1.59
12/31/14	50.72	.81		4.57	5.38	(.80)	(2.54)	(3.34)	52.76	10.91	10,812		.29		1.56
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
Class 2:
12/31/16	45.04	.67		4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854		.54		1.54
12/31/15	52.41	.66		.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895		.54		1.34
12/31/14	50.40	.67		4.55	5.22	(.67)	(2.54)	(3.21)	52.41	10.63	14,337		.54		1.31
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
Class 3:
12/31/16	45.46	.71		4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156		.47		1.61
12/31/15	52.82	.70		.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161		.47		1.41
12/31/14	50.77	.71		4.59	5.30	(.71)	(2.54)	(3.25)	52.82	10.71	185		.47		1.38
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
Class 4:
12/31/16	44.82	.56		4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495		.79		1.29
12/31/15	52.39	.58		.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410		.79		1.25
12/31/14	50.56	.58		4.51	5.09	(.72)	(2.54)	(3.26)	52.39	10.34	30		.79		1.11
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[3,4]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [5,6]	—	[7]	.01	[5,6]	.03	[5,6]

See end of tables for footnotes.

American Funds Insurance Series  195

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

International Growth and Income Fund
Class 1:
12/31/16	$14.72	$.43		$(.19)	$.24	$(.42)	$(.06)	$(.48)	$14.48	1.71%	$820		.68%		2.93%
12/31/15	16.27	.42		(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707		.68		2.60
12/31/14	17.48	.58	[2]	(1.09)	(.51)	(.53)	(.17)	(.70)	16.27	(2.93)	740		.68		3.32	[2]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
Class 2:
12/31/16	14.68	.40		(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244		.93		2.72
12/31/15	16.22	.38		(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254		.93		2.32
12/31/14	17.43	.56	[2]	(1.10)	(.54)	(.50)	(.17)	(.67)	16.22	(3.15)	248		.93		3.21	[2]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
Class 4:
12/31/16	14.63	.36		(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37		1.18		2.43
12/31/15	16.19	.33		(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32		1.18		2.02
12/31/14	17.45	.26	[2]	(.85)	(.59)	(.50)	(.17)	(.67)	16.19	(3.39)	20		1.18		1.52	[2]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[3,4]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [5,6]	—	[7]	.04	[5,6]	.07	[5,6]

Capital Income Builder
Class 1:
12/31/16	$9.40	$.32		$.07	$.39	$(.33)	$—	$(.33)	$9.46	4.17%	$156		.54%		3.39%
12/31/15	9.81	.28		(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		2.88
12/31/14[3,8]	10.00	.19		(.18)	.01	(.19)	(.01)	(.20)	9.81	.12 [5]	20		.56	[9]	2.87	[9]
Class 2:
12/31/16	9.40	.27		.11	.38	(.32)	—	(.32)	9.46	4.08	—	[7]	.80		2.82
12/31/15	9.81	.31		(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[6]	—	[7]	.46	[6]	3.12	[6]
12/31/14[3,8]	10.00	.20		(.19)	.01	(.19)	(.01)	(.20)	9.81	.12 [5,6]	—	[7]	.47	[6,9]	2.94	[6,9]
Class 4:
12/31/16	9.38	.27		.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		2.88
12/31/15	9.80	.25		(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		2.55
12/31/14[3,8]	10.00	.14		(.16)	(.02)	(.17)	(.01)	(.18)	9.80	(.21)[5]	55		1.06	[9]	2.08	[9]

196  American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Asset Allocation Fund
Class 1:
12/31/16	$20.62	$.42		$1.54	$1.96	$(.39)	$(.51)	$(.90)	$21.68	9.69%	$13,008		.29%		1.97%
12/31/15	22.23	.40		(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913		.29		1.85
12/31/14	22.49	.44		.81	1.25	(.39)	(1.12)	(1.51)	22.23	5.66	11,997		.30		1.95
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
Class 2:
12/31/16	20.45	.36		1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144		.54		1.72
12/31/15	22.06	.34		(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008		.54		1.60
12/31/14	22.33	.37		.81	1.18	(.33)	(1.12)	(1.45)	22.06	5.40	5,494		.55		1.69
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
Class 3:
12/31/16	20.64	.38		1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35		.47		1.79
12/31/15	22.25	.36		(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36		.47		1.67
12/31/14	22.51	.39		.81	1.20	(.34)	(1.12)	(1.46)	22.25	5.47	40		.48		1.76
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
Class 4:
12/31/16	20.40	.31		1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861		.79		1.47
12/31/15	22.11	.30		(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414		.79		1.45
12/31/14	22.46	.34		.79	1.13	(.36)	(1.12)	(1.48)	22.11	5.16	32		.80		1.55
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[3,4]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [5,6]	—	[7]	.01	[5,6]	.08	[5,6]

Global Balanced Fund
Class 1:
12/31/16	$10.74	$.19		$.32	$.51	$(.17)	$—	$(.17)	$11.08	4.73%	$64		.72%		1.73%
12/31/15	11.11	.20		(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
12/31/14	11.37	.25	[2]	(.03)	.22	(.18)	(.30)	(.48)	11.11	1.87	37		.71		2.14	[2]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
Class 2:
12/31/16	10.72	.16		.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/15	11.09	.18		(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
12/31/14	11.35	.22	[2]	(.03)	.19	(.15)	(.30)	(.45)	11.09	1.63	179		.96		1.88	[2]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
Class 4:
12/31/16	10.69	.12		.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/15	11.09	.06		(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
12/31/14	11.35	.24	[2]	(.02)	.22	(.18)	(.30)	(.48)	11.09	1.88 [6]	—	[7]	.67	[6]	2.07	[2,6]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [6]	—	[7]	.71	[6]	1.98	[6]
12/31/12[3,4]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [5,6]	—	[7]	.03	[5,6]	.05	[5,6]

See end of tables for footnotes.

American Funds Insurance Series  197

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Bond Fund
Class 1:
12/31/16	$10.70	$.21	$.14	$.35	$(.21)	$(.04)	$(.25)	$10.80	3.27%	$6,829		.38%		1.91%
12/31/15	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
12/31/14	10.73	.23	.37	.60	(.25)	— [10]	(.25)	11.08	5.59	4,977		.39		2.03
12/31/13	11.29	.22	(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25	.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
Class 2:
12/31/16	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/15	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
12/31/14	10.61	.20	.36	.56	(.22)	— [10]	(.22)	10.95	5.28	4,565		.64		1.79
12/31/13	11.17	.19	(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22	.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
Class 4:
12/31/16	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/15	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47
12/31/14	10.69	.16	.39	.55	(.23)	— [10]	(.23)	11.01	5.15	29		.89		1.43
12/31/13	11.29	.17	(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[3,4]	11.55	.01	(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[5,6]	—	[7]	.02	[5,6]	.10	[5,6]

Global Bond Fund
Class 1:
12/31/16	$11.01	$.26	$.06	$.32	$(.09)	$(.02)	$(.11)	$11.22	2.92%	$1,115		.57%		2.26%
12/31/15	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		2.34
12/31/14	11.88	.29	(.08)	.21	(.21)	(.11)	(.32)	11.77	1.71	1,194		.57		2.35
12/31/13	12.32	.28	(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28	.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
Class 2:
12/31/16	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		2.01
12/31/15	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		2.09
12/31/14	11.81	.26	(.09)	.17	(.15)	(.11)	(.26)	11.72	1.39	1,386		.82		2.11
12/31/13	12.27	.25	(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25	.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
Class 4:
12/31/16	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.76
12/31/15	11.70	.21	(.71)	(.50)	— [10]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.86
12/31/14	11.87	.20	(.05)	.15	(.21)	(.11)	(.32)	11.70	1.16	4		1.09		1.66
12/31/13	12.31	.27	(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[7]	.79		2.25
12/31/12[3,4]	12.53	.01	(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[5,6]	—	[7]	.02	[5,6]	.11	[5,6]

198  American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1:
12/31/16	$9.19	$.61		$1.02	$1.63	$(.64)	$—	$(.64)	$10.18	17.83%	$949		.49%		6.18%
12/31/15	10.54	.64		(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
12/31/14	11.13	.67		(.59)	.08	(.67)	—	(.67)	10.54	.80	1,017		.48		5.90
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
Class 2:
12/31/16	9.06	.58		1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/15	10.41	.60		(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
12/31/14	10.99	.63		(.57)	.06	(.64)	—	(.64)	10.41	.63	929		.73		5.67
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
Class 3:
12/31/16	9.22	.59		1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/15	10.57	.62		(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
12/31/14	11.16	.65		(.59)	.06	(.65)	—	(.65)	10.57	.59	16		.66		5.74
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
Class 4:
12/31/16	9.73	.60		1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/15	11.05	.62		(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51
12/31/14	11.12	.63		(.59)	.04	(.11)	—	(.11)	11.05	.35	—	[7]	.98		5.49
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[7]	.93		5.82
12/31/12[3,4]	11.80	.04		— [10]	.04	(.68)	—	(.68)	11.16	.34 [5,6]	—	[7]	.02	[5,6]	.35 [5,6]

Mortgage Fund
Class 1:
12/31/16	$10.61	$.15		$.11	$.26	$(.20)	$(.11)	$(.31)	$10.56	2.50%	$269		.46%		1.39%
12/31/15	10.70	.10		.13	.23	(.18)	(.14)	(.32)	10.61	2.09	272		.45		.89
12/31/14	10.23	.12		.45	.57	(.10)	—	(.10)	10.70	5.54	292		.45		1.12
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
Class 2:
12/31/16	10.59	.12		.12	.24	(.18)	(.11)	(.29)	10.54	2.25	63		.71		1.14
12/31/15	10.68	.07		.13	.20	(.15)	(.14)	(.29)	10.59	1.86	59		.70		.65
12/31/14	10.22	.10		.44	.54	(.08)	—	(.08)	10.68	5.23	52		.70		.91
12/31/13	10.46	—	[10]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
Class 4:
12/31/16	10.52	.09		.12	.21	(.14)	(.11)	(.25)	10.48	2.01	8		.96		.86
12/31/15	10.65	.04		.14	.18	(.17)	(.14)	(.31)	10.52	1.62	11		.97		.37
12/31/14	10.23	.05		.46	.51	(.09)	—	(.09)	10.65	4.98	1		.94		.47
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[6]	—	[7]	.38	[6]	.23 [6]
12/31/12[3,4]	10.60	—	[10]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [5,6]	—	[7]	.02	[5,6]	.04 [5,6]

See end of tables for footnotes.

American Funds Insurance Series  199

Financial highlights (continued)

		Income (loss) from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund
Class 1:
12/31/16[11]	$11.26	$.01	$—	[10]	$.01	$11.27	.09%	$37		.35%		.11%
12/31/15	11.28	(.03)	.01		(.02)	11.26	(.18)	39		.34		(.24)
12/31/14	11.31	(.03)	—		(.03)	11.28	(.27)	49		.34		(.26)
12/31/13	11.34	(.03)	—	[10]	(.03)	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	11.34	(.18)	66		.34		(.22)
Class 2:
12/31/16[11]	11.01	(.02)	—	[10]	(.02)	10.99	(.18)	297		.60		(.14)
12/31/15	11.06	(.05)	—	[10]	(.05)	11.01	(.45)	302		.59		(.49)
12/31/14	11.12	(.06)	—		(.06)	11.06	(.54)	331		.59		(.51)
12/31/13	11.17	(.05)	—	[10]	(.05)	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[10]	(.05)	11.17	(.45)	459		.59		(.47)
Class 3:
12/31/16[11]	11.11	(.01)	—	[10]	(.01)	11.10	(.09)	4		.53		(.08)
12/31/15	11.16	(.05)	—	[10]	(.05)	11.11	(.45)	6		.52		(.42)
12/31/14	11.21	(.05)	—		(.05)	11.16	(.45)	8		.52		(.44)
12/31/13	11.26	(.05)	—	[10]	(.05)	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	11.26	(.35)	11		.52		(.40)
Class 4:
12/31/16[11]	11.17	(.04)	(.01)		(.05)	11.12	(.45)	13		.85		(.40)
12/31/15	11.25	(.08)	—	[10]	(.08)	11.17	(.71)	16		.85		(.74)
12/31/14	11.30	(.09)	.04		(.05)	11.25	(.44)	7		.84		(.77)
12/31/13	11.34	(.04)	—	[10]	(.04)	11.30	(.35)[6]	—	[7]	.37	[6]	(.32)[6]
12/31/12[3,4]	11.34	— [10]	—	[10]	— [10]	11.34	.00 [5,6]	—	[7]	.02	[5,6]	(.01)[5,6]

200  American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund
Class 1:
12/31/16	$12.31	$.16	$.03	$.19	$(.20)	$(.25)	$(.45)	$12.05	1.44%	$1,467		.36%		1.31%
12/31/15	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93	1,426		.35		1.02
12/31/14	11.94	.15	.48	.63	(.17)	—	(.17)	12.40	5.24	1,723		.35		1.24
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.75
Class 2:
12/31/16	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19	1,503		.61		1.05
12/31/15	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59	1,579		.60		.79
12/31/14	11.83	.12	.47	.59	(.13)	—	(.13)	12.29	5.01	1,717		.60		1.00
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.50
Class 3:
12/31/16	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24	11		.54		1.12
12/31/15	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64	11		.53		.85
12/31/14	11.96	.13	.48	.61	(.14)	—	(.14)	12.43	5.11	13		.53		1.08
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.58
Class 4:
12/31/16	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99	57		.86		.82
12/31/15	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29	46		.85		.56
12/31/14	11.93	.06	.51	.57	(.16)	—	(.16)	12.34	4.76	21		.85		.50
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[7]	.84		.68
12/31/12[3,4]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[5,6]	—	[7]	.02	[5,6]	.05	[5,6]

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk Growth Fund
Class P1:
12/31/16	$11.49	$.08	$.20	$.28	$(.05)	$(1.01)	$(1.06)	$10.71	2.89%[6]		$1		.50%[6]		.34%[6]		.68%[6]		.79%[6]
12/31/15	11.37	.09	.03	.12	—	—	—	11.49	1.06	[6]	—	[7]	.53	[6]	.29	[6]	.63	[6]	.80	[6]
12/31/14	11.43	.31	(.06)	.25	(.12)	(.19)	(.31)	11.37	2.18	[6]	—	[7]	.50	[6]	.32	[6]	.65	[6]	2.71	[6]
12/31/13[3,14]	10.00	.12	1.38	1.50	(.07)	—	(.07)	11.43	15.05	[5,6]	—	[7]	.88	[6,9]	.25	[6,9]	.58	[6,9]	1.64	[6,9]
Class P2:
12/31/16	11.43	.05	.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52		200		.79		.63		.97		.43
12/31/15	11.35	.04	.04	.08	—	—	—	11.43	.71		146		.89		.66		1.00		.31
12/31/14	11.43	.12	.08	.20	(.09)	(.19)	(.28)	11.35	1.77		79		.87		.69		1.02		1.01
12/31/13[3,14]	10.00	.12	1.37	1.49	(.06)	—	(.06)	11.43	14.94	[5,6]	28		1.05	[6,9]	.52	[6,9]	.85	[6,9]	1.69	[6,9]

See end of tables for footnotes.

American Funds Insurance Series  201

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements		Ratio of expenses to average net assets after waivers/ reimbursements[12]		Net effective expense ratio[12,13]		Ratio of net income to average net assets[12]

Managed Risk International Fund
Class P1:
12/31/16	$9.48	$.10	$(.35)	$(.25)	$(.12)	$(.22)	$(.34)	$8.89	(2.59)%[6]	$—	[7]	.39%[6]		.23%[6]		.74%[6]		1.15%[6]
12/31/15	10.10	.18	(.80)	(.62)	— [10]	—	— [10]	9.48	(6.12)[6]	—	[7]	.45	[6]	.21	[6]	.72	[6]	1.75	[6]
12/31/14	10.82	.14	(.71)	(.57)	(.15)	—	(.15)	10.10	(5.31)[6]	—	[7]	.50	[6]	.25	[6]	.76	[6]	1.33	[6]
12/31/13[3,14]	10.00	.13	.78	.91	(.09)	—	(.09)	10.82	9.08 [5,6]	—	[7]	1.05	[6,9]	.23	[6,9]	.73	[6,9]	1.92	[6,9]
Class P2:
12/31/16	9.43	.09	(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/15	10.09	.13	(.79)	(.66)	— [10]	—	— [10]	9.43	(6.52)	83		.90		.66		1.17		1.30
12/31/14	10.82	.16	(.77)	(.61)	(.12)	—	(.12)	10.09	(5.68)	46		.91		.67		1.18		1.51
12/31/13[3,14]	10.00	.18	.72	.90	(.08)	—	(.08)	10.82	8.99 [5,6]	17		1.19	[6,9]	.44	[6,9]	.94	[6,9]	2.66	[6,9]

Managed Risk Blue Chip Income and Growth Fund
Class P1:
12/31/16	$10.80	$.20	$1.25	$1.45	$(.21)	$(.37)	$(.58)	$11.67	13.77%[6]	$—	[7]	.43%[6]		.27%[6]		.67%[6]		1.83%[6]
12/31/15	11.70	.19	(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[6]	—	[7]	.50	[6]	.27	[6]	.66	[6]	1.64	[6]
12/31/14	11.05	.40	.55	.95	(.30)	—	(.30)	11.70	8.58 [6]	—	[7]	.50	[6]	.31	[6]	.70	[6]	3.43	[6]
12/31/13[3,14]	10.00	.20	1.01	1.21	(.16)	—	(.16)	11.05	12.16 [5,6]	—	[7]	.84	[6,9]	.24	[6,9]	.64	[6,9]	2.80	[6,9]
Class P2:
12/31/16	10.76	.23	1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/15	11.67	.18	(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57
12/31/14	11.05	.50	.40	.90	(.28)	—	(.28)	11.67	8.10	98		.88		.69		1.08		4.27
12/31/13[3,14]	10.00	.28	.92	1.20	(.15)	—	(.15)	11.05	12.05 [5,6]	26		1.04	[6,9]	.54	[6,9]	.94	[6,9]	3.91	[6,9]

Managed Risk Growth-Income Fund
Class P1:
12/31/16	$11.25	$.16	$.52	$.68	$(.16)	$(.70)	$(.86)	$11.07	6.49%[6]	$1		.52%[6]		.36%[6]		.64%[6]		1.46%[6]
12/31/15	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[6]	1		.56	[6]	.31	[6]	.59	[6]	2.17	[6]
12/31/14	11.50	.35	.21	.56	(.14)	(.25)	(.39)	11.67	4.85 [6]	—	[7]	.45	[6]	.25	[6]	.52	[6]	2.94	[6]
12/31/13[3,14]	10.00	.14	1.47	1.61	(.11)	—	(.11)	11.50	16.15 [5,6]	—	[7]	.92	[6,9]	.23	[6,9]	.50	[6,9]	2.01	[6,9]
Class P2:
12/31/16	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160		.79		.63		.91		1.13
12/31/15	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122		.89		.66		.94		1.04
12/31/14	11.50	.16	.35	.51	(.11)	(.25)	(.36)	11.65	4.42	76		.87		.69		.96		1.38
12/31/13[3,14]	10.00	.20	1.40	1.60	(.10)	—	(.10)	11.50	16.04 [5,6]	24		1.09	[6,9]	.50	[6,9]	.77	[6,9]	2.73	[6,9]

Managed Risk Asset Allocation Fund
Class P1:
12/31/16	$11.72	$.19	$.67	$.86	$(.19)	$(.37)	$(.56)	$12.02	7.57%	$1,217		.43%		.38%		.66%		1.65%
12/31/15	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712		.54		.40		.68		2.06
12/31/14	11.93	.13	.26	.39	(.03)	—	(.03)	12.29	3.24	277		.53		.48		.76		1.04
12/31/13	9.99	.27	1.81	2.08	(.14)	—	(.14)	11.93	20.82 [6]	112		.55	[6]	.47	[6]	.75	[6]	2.37	[6]
12/31/12[3,15]	10.00	.15	(.03)	.12	(.13)	—	(.13)	9.99	1.24 [5,6]	—	[7]	.15	[6,9]	.07	[6,9]	.37	[6,9]	1.72	[6,9]
Class P2:
12/31/16	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342		.68		.63		.91		1.20
12/31/15	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953		.79		.66		.94		1.16
12/31/14	11.93	.16	.19	.35	(.01)	—	(.01)	12.27	2.91	1,780		.79		.73		1.01		1.33
12/31/13	9.99	.28	1.77	2.05	(.11)	—	(.11)	11.93	20.58 [6]	795		.80	[6]	.73	[6]	1.01	[6]	2.43	[6]
12/31/12[3,15]	10.00	.17	(.05)	.12	(.13)	—	(.13)	9.99	1.21 [5,6]	—	[7]	.24	[6,9]	.11	[6,9]	.41	[6,9]	2.38	[6,9]

202  American Funds Insurance Series

Portfolio turnover rate for all share classes including mortgage dollar roll[17]	Period ended December 31
	2016	2015	2014	2013		2012
Global Growth Fund	27%	29%	22%	39%		22%
Global Small Capitalization Fund	40	36	28	36		40
Growth Fund	26	20	29	19		21
International Fund	31	37	18	21		29
New World Fund	32	39	36	43		32
Blue Chip Income and Growth Fund	30	26	37	30		36
Global Growth and Income Fund	57	37	28	31		30
Growth-Income Fund	27	25	25	19		25
International Growth and Income Fund	32	35	34	34		31
Capital Income Builder Fund	53	128	35 [5,8]
Asset Allocation Fund	83	76	88	74		61
Global Balanced Fund	65	76	73	81		80
Bond Fund	375	434	365	354		253
Global Bond Fund	154	159	200	213		160
High-Income Bond Fund	89	66	54	64		48
Mortgage Fund	713	1103	790	715		444
Ultra-Short Bond Fund	300 [5,11]
U.S. Government/AAA-Rated Securities Fund	539	901	387	621		447
Managed Risk Growth Fund	15	16	22	10	[5,14]
Managed Risk International Fund	26	15	22	6	[5,14]
Managed Risk Blue Chip Income and Growth Fund	9	20	22	3	[5,14]
Managed Risk Growth-Income Fund	14	11	28	2	[5,14]
Managed Risk Asset Allocation Fund	3	3	3	3		—	[5,15,16]

Portfolio turnover rate for all share classes excluding mortgage dollar roll transactions[17]	Period ended December 31
	2016	2015	2014	2013		2012

Capital Income Builder	41%	38%	24%[5,8]
Asset Allocation Fund	43	28	42
Global Balanced Fund	43	36	40
Bond Fund	108	141	121	Not available
Global Bond Fund	70	88	134
Mortgage Fund	113	138	108
U.S. Government/AAA-Rated Securities Fund	273	352	88

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[3]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[4]	Class 4 shares were offered beginning December 14, 2012.
[5]	Not annualized.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	For the period May 1, 2014, commencement of operations, through December 31, 2014.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[12]	This column reflects the impact of certain waivers/reimbursements by CRMC. CRMC waived a portion of investment advisory services and reimbursed a portion of miscellaneous fees and expenses for the managed risk funds.
[13]	Ratio reflects weighted average net expense ratio of the underlying fund for the period presented, which is unaudited. See Expense Example for further information regarding fees and expenses.
[14]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[15]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[16]	Amount less than 1%.
[17]	Refer to Note 5 for further information on mortgage dollar rolls.

American Funds Insurance Series  203

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolios for Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, Global Balanced Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, Mortgage Fund, U.S. Government/ AAA-Rated Securities Fund, Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the portfolios constituting American Funds Insurance Series, hereafter referred to as the “Series”) at December 31, 2016, and the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2016 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California

February 7, 2017

204  American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2016, through December 31, 2016).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series  205

	Beginning account value 7/1/2016	Ending account value 12/31/2016	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,043.29	$2.88	.56%
Class 1 — assumed 5% return	1,000.00	1,022.38	2.85	.56
Class 2 — actual return	1,000.00	1,041.89	4.17	.81
Class 2 — assumed 5% return	1,000.00	1,021.12	4.13	.81
Class 4 — actual return	1,000.00	1,040.54	5.45	1.06
Class 4 — assumed 5% return	1,000.00	1,019.86	5.40	1.06

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,064.44	$3.85	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 2 — actual return	1,000.00	1,063.40	5.15	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	1,061.80	6.44	1.24
Class 4 — assumed 5% return	1,000.00	1,018.95	6.31	1.24

Growth Fund
Class 1 — actual return	$1,000.00	$1,085.86	$1.84	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	1,084.57	3.15	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	1,084.95	2.79	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	1,083.21	4.46	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

International Fund
Class 1 — actual return	$1,000.00	$1,049.11	$2.84	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	1,047.65	4.08	.79
Class 2 — assumed 5% return	1,000.00	1,021.22	4.02	.79
Class 3 — actual return	1,000.00	1,047.94	3.77	.73
Class 3 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 4 — actual return	1,000.00	1,046.06	5.42	1.05
Class 4 — assumed 5% return	1,000.00	1,019.91	5.35	1.05

New World Fund
Class 1 — actual return	$1,000.00	$1,031.34	$3.94	.77%
Class 1 — assumed 5% return	1,000.00	1,021.32	3.92	.77
Class 2 — actual return	1,000.00	1,029.45	5.22	1.02
Class 2 — assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class 4 — actual return	1,000.00	1,028.63	6.49	1.27
Class 4 — assumed 5% return	1,000.00	1,018.80	6.46	1.27

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,082.29	$2.15	.41%
Class 1 — assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 2 — actual return	1,000.00	1,080.20	3.46	.66
Class 2 — assumed 5% return	1,000.00	1,021.88	3.36	.66
Class 4 — actual return	1,000.00	1,079.19	4.77	.91
Class 4 — assumed 5% return	1,000.00	1,020.62	4.63	.91

206  American Funds Insurance Series

	Beginning account value 7/1/2016	Ending account value 12/31/2016	Expenses paid during period[1]	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,056.38	$3.27	.63%
Class 1 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 2 — actual return	1,000.00	1,055.08	4.56	.88
Class 2 — assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 4 — actual return	1,000.00	1,053.55	5.85	1.13
Class 4 — assumed 5% return	1,000.00	1,019.51	5.75	1.13

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,083.03	$1.52	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	1,081.39	2.83	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,081.82	2.47	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,080.22	4.14	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,005.09	$3.39	.67%
Class 1 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 2 — actual return	1,000.00	1,003.53	4.65	.92
Class 2 — assumed 5% return	1,000.00	1,020.57	4.69	.92
Class 4 — actual return	1,000.00	1,001.97	5.90	1.17
Class 4 — assumed 5% return	1,000.00	1,019.31	5.96	1.17

Capital Income Builder
Class 1 — actual return	$1,000.00	$987.64	$2.76	.55%
Class 1 — assumed 5% return	1,000.00	1,022.43	2.80	.55
Class 2 — actual return	1,000.00	986.81	4.01	.80
Class 2 — assumed 5% return	1,000.00	1,021.17	4.08	.80
Class 4 — actual return	1,000.00	986.19	5.21	1.04
Class 4 — assumed 5% return	1,000.00	1,019.96	5.30	1.04

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,047.34	$1.50	.29%
Class 1 — assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 2 — actual return	1,000.00	1,046.18	2.79	.54
Class 2 — assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 3 — actual return	1,000.00	1,046.72	2.42	.47
Class 3 — assumed 5% return	1,000.00	1,022.84	2.40	.47
Class 4 — actual return	1,000.00	1,045.08	4.07	.79
Class 4 — assumed 5% return	1,000.00	1,021.22	4.02	.79

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,011.53	$3.75	.74%
Class 1 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 2 — actual return	1,000.00	1,009.92	5.02	.99
Class 2 — assumed 5% return	1,000.00	1,020.21	5.04	.99
Class 4 — actual return	1,000.00	1,009.06	6.33	1.25
Class 4 — assumed 5% return	1,000.00	1,018.90	6.36	1.25

See end of table for footnote.

American Funds Insurance Series  207

	Beginning account value 7/1/2016	Ending account value 12/31/2016	Expenses paid during period[1]	Annualized expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$977.61	$1.89	.38%
Class 1 — assumed 5% return	1,000.00	1,023.29	1.94	.38
Class 2 — actual return	1,000.00	976.12	3.14	.63
Class 2 — assumed 5% return	1,000.00	1,022.03	3.21	.63
Class 4 — actual return	1,000.00	975.90	4.38	.88
Class 4 — assumed 5% return	1,000.00	1,020.77	4.48	.88

Global Bond Fund
Class 1 — actual return	$1,000.00	$952.96	$2.86	.58%
Class 1 — assumed 5% return	1,000.00	1,022.28	2.96	.58
Class 2 — actual return	1,000.00	951.31	4.08	.83
Class 2 — assumed 5% return	1,000.00	1,021.02	4.23	.83
Class 4 — actual return	1,000.00	949.93	5.26	1.07
Class 4 — assumed 5% return	1,000.00	1,019.81	5.45	1.07

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,081.95	$2.57	.49%
Class 1 — assumed 5% return	1,000.00	1,022.74	2.50	.49
Class 2 — actual return	1,000.00	1,082.08	3.88	.74
Class 2 — assumed 5% return	1,000.00	1,021.48	3.77	.74
Class 3 — actual return	1,000.00	1,081.19	3.51	.67
Class 3 — assumed 5% return	1,000.00	1,021.83	3.41	.67
Class 4 — actual return	1,000.00	1,079.98	5.19	.99
Class 4 — assumed 5% return	1,000.00	1,020.21	5.04	.99

Mortgage Fund
Class 1 — actual return	$1,000.00	$996.10	$2.42	.48%
Class 1 — assumed 5% return	1,000.00	1,022.79	2.45	.48
Class 2 — actual return	1,000.00	994.87	3.67	.73
Class 2 — assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 4 — actual return	1,000.00	993.79	4.92	.98
Class 4 — assumed 5% return	1,000.00	1,020.27	4.99	.98

Ultra-Short Bond Fund
Class 1 — actual return	$1,000.00	$1,000.89	$1.77	.35%
Class 1 — assumed 5% return	1,000.00	1,023.44	1.79	.35
Class 2 — actual return	1,000.00	999.09	3.02	.60
Class 2 — assumed 5% return	1,000.00	1,022.18	3.06	.60
Class 3 — actual return	1,000.00	999.10	2.67	.53
Class 3 — assumed 5% return	1,000.00	1,022.53	2.70	.53
Class 4 — actual return	1,000.00	998.21	4.28	.85
Class 4 — assumed 5% return	1,000.00	1,020.92	4.33	.85

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$975.11	$1.79	.36%
Class 1 — assumed 5% return	1,000.00	1,023.33	1.83	.36
Class 2 — actual return	1,000.00	973.55	3.03	.61
Class 2 — assumed 5% return	1,000.00	1,022.07	3.10	.61
Class 3 — actual return	1,000.00	973.54	2.68	.54
Class 3 — assumed 5% return	1,000.00	1,022.42	2.75	.54
Class 4 — actual return	1,000.00	971.88	4.26	.86
Class 4 — assumed 5% return	1,000.00	1,020.81	4.37	.86

208  American Funds Insurance Series

	Beginning account value 7/1/2016	Ending account value 12/31/2016	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,057.26	$2.33	.45%	$3.53	.68%
Class P1 — assumed 5% return	1,000.00	1,022.94	2.29	.45	3.47	.68
Class P2 — actual return	1,000.00	1,055.55	4.04	.78	5.03	.97
Class P2 — assumed 5% return	1,000.00	1,021.27	3.97	.78	4.94	.97

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,007.94	$.91	.18%	$3.75	.74%
Class P1 — assumed 5% return	1,000.00	1,024.30	.92	.18	3.77	.74
Class P2 — actual return	1,000.00	1,006.84	3.54	.70	5.77	1.14
Class P2 — assumed 5% return	1,000.00	1,021.68	3.57	.70	5.80	1.14

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,065.91	$1.46	.28%	$3.49	.67%
Class P1 — assumed 5% return	1,000.00	1,023.79	1.43	.28	3.41	.67
Class P2 — actual return	1,000.00	1,064.53	4.74	.91	5.36	1.03
Class P2 — assumed 5% return	1,000.00	1,020.62	4.63	.91	5.24	1.03

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,062.86	$2.34	.45%	$3.33	.64%
Class P1 — assumed 5% return	1,000.00	1,022.94	2.29	.45	3.26	.64
Class P2 — actual return	1,000.00	1,061.07	3.79	.73	4.73	.91
Class P2 — assumed 5% return	1,000.00	1,021.53	3.72	.73	4.63	.91

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,041.65	$2.57	.50%	$3.40	.66%
Class P1 — assumed 5% return	1,000.00	1,022.68	2.55	.50	3.36	.66
Class P2 — actual return	1,000.00	1,040.09	3.60	.70	4.68	.91
Class P2 — assumed 5% return	1,000.00	1,021.68	3.57	.70	4.63	.91

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series  209

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The American Funds Insurance Series’ board has approved the series Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2018. The agreement was amended to reflect the redesignation of Cash Management Fund as Ultra-Short Bond Fund. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under each fund’s agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through June 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Global Growth Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were higher than both benchmarks over the three-year, five-year and 10-year periods, as well as over the lifetime of the fund since April 30, 1997, but were lower for the six-month and one-year periods.

Global Small Capitalization Fund seeks to provide long-term growth of capital by investing primarily in stocks of smaller companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Small/Mid-Cap Funds Average and (ii) the MSCI All Country World Small Cap Index. They noted that the fund’s investment results were higher than the benchmarks over the lifetime of the fund since April 30, 1998, below the benchmarks for the six-month, one-year, five-year and 10-year periods, and were mixed for the three-year period. The board noted that the fund’s investment results exceeded those of its benchmarks for five of the past ten calendar years.

210  American Funds Insurance Series

Growth Fund seeks to provide growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Capital Appreciation Funds Average, (ii) the Lipper Growth Funds Average and (iii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than all three benchmarks over the three-year period and lifetime of the fund since February 8, 1984, and were mixed for the six-month, one-year, five-year and 10-year periods.

International Fund seeks to provide long-term growth of capital by investing primarily in common stocks of companies domiciled outside the United States. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They noted that the fund’s investment results were higher than both benchmarks over the three-year, five-year and 10-year periods and over the lifetime of the fund since May 1, 1990, below the benchmarks for the one-year period, and mixed for the six-month period.

New World Fund seeks long-term capital appreciation by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Emerging Markets Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were higher than the benchmarks over the 10-year period and lifetime of the fund since June 17, 1999, and were mixed for the six-month, one-year, three-year and five-year periods.

Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal by investing primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States, with market capitalizations of $4 billion and above. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above both benchmarks over the six-month, one-year, three-year and five-year periods and lifetime of the fund since July 5, 2001, and were mixed for the 10-year period.

Global Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in well-established companies located around the world. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Funds Average and (ii) the MSCI All Country World Index. They noted that the fund’s investment results were higher than all of the comparisons.

Growth-Income Fund seeks to provide long-term growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than both benchmarks over the three-year period and lifetime of the fund since February 8, 1984, and were mixed for the six-month, one-year, five-year and 10-year periods.

International Growth and Income Fund seeks to provide long-term growth of capital while providing current income by investing primarily in stocks of larger, well-established companies domiciled outside the United States, including in developing countries. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They noted that the fund’s investment results were higher than all of the comparisons.

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Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Equity Income Funds Average, (ii) the MSCI All Country World Index, (iii) the Bloomberg Barclays U.S. Aggregate Index and (iv) a customized index composed of 70% MSCI index and 30% Bloomberg Barclays index. They noted that the fund’s investment results were above all benchmarks for the six-month period and above all benchmarks, except the Bloomberg Barclays index, for the one-year period and lifetime of the fund since May 1, 2014.

Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term by investing in a diversified portfolio of stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Balanced Funds Average, (ii) the Bloomberg Barclays U.S. Aggregate Index, (iii) the Standard and Poor’s 500 Composite Index and (iv) a customized index composed of 60% S&P 500 index and 40% Bloomberg Barclays index. They noted that for the five-year period and lifetime of the fund since August 1, 1989, the fund’s investment results were above all benchmarks, except for the S&P 500 index, and for the six-month and one-year periods the fund’s investment results were above all benchmarks, except for the Bloomberg Barclays index. For the three-year and 10-year periods, the fund’s investment results were mixed.

Global Balanced Fund seeks the balanced accomplishment of three objectives — long-term growth of capital, conservation of principal and current income — by investing in equity and debt securities of companies around the world that offer the opportunity for growth and/or provide dividend income, while also constructing its portfolio to protect principal and limit volatility. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Flexible Portfolio Funds Average, (ii) the Bloomberg Barclays Global Aggregate Bond Index, (iii) the MSCI All Country World Index and (iv) a customized index composed of 60% MSCI index and 40% Bloomberg Barclays index. They noted that for the one-year period, the fund’s investment results were above all benchmarks, except for the Bloomberg Barclays index, and for the five-year period, the fund’s results were above all benchmarks, except for the MSCI index. They also noted that for the lifetime of the fund since May 2, 2011, the fund’s results were above all benchmarks, except for the Lipper average, and were mixed for the six-month and three-year periods.

Bond Fund seeks to maximize current income and preserve capital by investing primarily in bonds. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Core Bond Funds Average and (ii) the Bloomberg Barclays U.S. Aggregate Index. They noted that the fund’s investment results were above the Lipper average and the Bloomberg Barclays index for the six-month, one-year and three-year periods, but below both benchmarks for the 10-year period, and mixed for the five-year period and for the lifetime of the fund since January 2, 1996.

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Global Bond Fund seeks to provide a high level of total return by investing primarily in debt securities of governmental, supranational and corporate issuers domiciled in various countries and denominated in various currencies, including U.S. dollars. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Global Income Funds Index and (ii) the Bloomberg Barclays Global Aggregate Bond Index. They noted that the fund’s results were higher than both benchmarks for the lifetime of the fund since October 4, 2006. They also noted that the fund’s investment results were mixed for the six-month, one-year, three-year and five-year periods.

High-Income Bond Fund seeks to provide a high level of current income and, secondarily, capital appreciation by investing primarily in higher yielding and generally lower quality debt securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper High Yield Funds Average and (ii) the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index. They noted that the fund’s investment results were higher than the Lipper average over the lifetime of the fund since February 8, 1984 (data for the Bloomberg Barclays index was not available for the period), below both benchmarks for the one-year, three-year, five-year and 10-year periods, and were mixed for the six-month period.

Mortgage Fund seeks to provide current income and preservation of capital by investing in mortgage-related securities, including securities collateralized by mortgage loans and contracts for future delivery of such securities. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper GNMA Funds Average, (ii) the Lipper Intermediate U.S. Government Funds Average and (iii) the Bloomberg Barclays U.S. Mortgage-Backed Securities Index. They noted that the fund’s results were above all the benchmarks over the five-year period, as well as the lifetime of the fund since May 2, 2011. They also noted that the fund’s investment results were above the Lipper averages but below the Bloomberg Barclays index for the one-year and three-year periods, and were mixed for the six-month period.

Ultra-Short Bond Fund seeks to provide an opportunity to earn income on cash reserves while preserving the value of investment and maintaining liquidity. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper Ultra Short Obligation Funds Average, (ii) the Lipper Money Markets Funds Average and (iii) the Bloomberg Barclays Short-Term Government/ Corporate Index. They noted that the fund’s investment results were lower than all of the comparisons, but that it had converted from a cash management fund on May 1, 2016.

U.S. Government/AAA-Rated Securities Fund seeks to provide a high level of current income, as well as to preserve investment. The board and the committee reviewed the fund’s investment results measured against (i) the Lipper General U.S. Government Funds Average and (ii) the Bloomberg Barclays U.S. Government/ Mortgage-Backed Securities Index. They noted that the fund’s investment results were above the Lipper average but below the Bloomberg Barclays index for the one-year, three-year, five-year and 10-year periods, as well as over the lifetime of the fund since December 2, 1985. They also noted that the fund’s results were lower than both comparisons for the six-month period.

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The board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the expenses of each fund were less than the median fees and expenses of the other funds included in its Lipper category described above. They also observed that each fund’s advisory fees were at or less than the median fees of the other funds included in its Lipper category, other than the Bond Fund and Ultra-Short Bond Fund.

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding advisory fees charged to clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

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Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The American Funds Insurance Series’ board has approved the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through January 31, 2018. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, the administrative, compliance and shareholder services provided by CRMC to the funds under the agreements and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds of the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through June 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about each fund’s investment results.

Managed Risk Growth Fund seeks to provide growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were lower than all of the comparisons. In addition, they noted that the total return of the fund for the one-year period and for the lifetime of the fund through June 30, 2016, were below that of a composite index composed of 70% of the S&P 500 index and 30% of a mix of money market securities.

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Managed Risk International Fund seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper International Funds Average and (ii) the MSCI All Country World Index ex USA. They noted that the fund’s investment results were lower than all of the comparisons. In addition, they noted that the total return of the fund for the lifetime of the fund through June 30, 2016, was above that of a composite index composed of 70% of the MSCI index and 30% of a mix of money market securities, and below the composite index for the one-year period ended June 30, 2016.

Managed Risk Blue Chip Income and Growth Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were above both benchmarks for the six-month period. They also noted that the fund’s results were below both benchmarks for the three-year period and for the lifetime of the fund since May 1, 2013, and were mixed for the one-year period. In addition, they noted that the total return of the fund for the one-year period and for the lifetime of the fund through June 30, 2016, were below that of a composite index composed of 70% of the S&P 500 index and 30% of a mix of money market securities.

Managed Risk Growth-Income Fund seeks to achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Growth and Income Funds Average and (ii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were lower than all of the comparisons. In addition, they noted that the total return of the fund for the one-year period and for the lifetime of the fund through June 30, 2016, were below that of a composite index composed of 70% of the S&P 500 index and 30% of a mix of money market securities.

Managed Risk Asset Allocation Fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The board and the committee reviewed the fund’s investment results measured against the investment results of (i) the Lipper Balanced Funds Average, (ii) the Bloomberg Barclays U.S. Aggregate Index and (iii) the Standard & Poor’s 500 Composite Index. They noted that the fund’s investment results were higher than the Bloomberg Barclays index but below the S&P 500 index for the lifetime of the fund since October 1, 2012. They also noted the fund’s investment results were below the Bloomberg Barclays index and the S&P 500 index for the six-month and one-year periods, and were mixed for the three-year period. In addition, they noted that the total return of the fund for the one-year period through June 30, 2016, and for the period September 28, 2012, through June 30, 2016, were below that of a composite index composed of 60% of the S&P 500 index, 30% of the Bloomberg Barclays index and 10% of a mix of money market securities.

The board and the committee reviewed the standard deviation of investment results of each fund based on monthly returns, for the one-year period and for the lifetime of each fund through June 30, 2016, a measure of the fund’s volatility, with the volatility for the periods of the composite index and of a group of funds with volatility management strategies identified by management. They noted that the volatility of each fund was greater than that of the composite index and most of the selected funds for the one-year and lifetime periods except Managed Risk Growth Fund, Managed Risk Blue Chip Income and Growth Fund and Managed Risk Growth-Income Fund, which were lower for the one-year period. In addition, they noted that the volatility of Managed Risk International Fund and Managed Risk Asset Allocation Fund were lower for both periods. The board and committee also noted, however, that for those periods the equity markets did not encounter sustained large market declines of the type that Milliman FRM’s volatility management program was designed to protect against. The board and the committee concluded that each fund’s investment results and the results of the services provided by Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

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3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due Milliman FRM under the subadvisory agreement. They observed that each fund’s total advisory fees and expenses were at or near the median of the other funds in its Lipper category described above.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding advisory fees paid by clients of an affiliate of CRMC. They noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and marketing differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the funds. The Board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

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Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

William H. Baribault, 1945	2009	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation

James G. Ellis, 1947	2010	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation

Leonard R. Fuller, 1946	1999	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None

R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2010	Private investor	80	None

Merit E. Janow, 1958	2007	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.

Laurel B. Mitchell, PhD, 1955	2010	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None

Frank M. Sanchez, 1943	2010	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None

Margaret Spellings, 1957	2010	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	ClubCorp Holdings, Inc.

Steadman Upham, PhD, 1949	2010	President Emeritus and University Professor, The University of Tulsa	79	None

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee

Donald D. O’Neal, 1960 Vice Chairman of the Board	1998	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	31	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

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Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series

Alan N. Berro, 1960 President	1998	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Michael J. Downer, 1955 Executive Vice President	1991	Director, Senior Vice President and Secretary, Capital Research and Management Company; Chairman of the Board, Capital Bank and Trust Company[6]

John H. Smet, 1956 Senior Vice President	1994	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company

Martin Jacobs, 1962 Vice President	2016	Partner — Capital World Investors, Capital Research and Management Company

Carl M. Kawaja, 1964 Vice President	2008	Partner — Capital World Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] Director, Capital International Asset Management (Canada), Inc.[6]

Sung Lee, 1966 Vice President	2008	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Maria T. Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]

S. Keiko McKibben, 1969 Vice President	2010	Partner — Capital Research Global Investors, Capital Research and Management Company

Renaud H. Samyn, 1974 Vice President	2010	Partner — Capital Research Global Investors, Capital International, Inc.[6]

Dylan Yolles, 1969 Vice President	2012	Partner — Capital International Investors, Capital Research and Management Company

Steven I. Koszalka, 1964 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 1971 Treasurer	2008	Vice President — Investment Operations, Capital Research and Management Company

Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company

Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

Dori Laskin, 1951 Assistant Treasurer	2010	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed, with the exception of S. Keiko McKibben and Renaud H. Samyn, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

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Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete December 31, 2016, portfolios of American Funds Insurance Series investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after March 31, 2017, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

220  American Funds Insurance Series

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain rising market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]	The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.	AFIS equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods. AFIS fixed income funds have beaten comparable Lipper indexes in 52% of 10-year periods and 81% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Based on the American Funds Insurance Series prospectus supplement dated January 1, 2017.
[2]	Based on Class 2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Balanced Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund.
[3]	Based on management fees for the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

Lit. No. INGEARX-998-0217P

Item 2.     Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2016, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3.     Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Garrett Bouton and Jane Jelenko each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Sher, Mr. Bouton and Ms. Jelenko are considered “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.     Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2015	2016
(a) Audit Fees	$103,637	$98,993
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$28,635	$29,490
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2015	2016
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$368,809	$217,596

(e)	(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2015 and 2016 were $576,672 and $330,886, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 9, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: March 9, 2017